As filed with the Securities and Exchange Commission on August 31, 2026

File Nos. 333-215942 and 811-22398

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 165	☒

and/or

REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 168	☒

(Check appropriate box or boxes)

Spinnaker ETF Series

(Exact Name of Registrant as Specified in Charter)

116 South Franklin Street, Rocky Mount, NC 27804

(Address of Principal Executive Offices)

252-972-9922

(Registrant’s Telephone Number, including Area Code)

Paracorp Incorporated

2140 S. DuPont Hwy., Camden, DE 19934

(Name and Address of Agent for Service)

With Copies to:

Shawn A. Hendricks, Esq. Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103	Tracie Coop, Esq. The Nottingham Company 116 S. Franklin Street Rocky Mount, NC 27804

As soon as practicable after the Effective Date of this Registration Statement

(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective: (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b)

☒ on September 1, 2026 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Genter Capital Dividend Income ETF Ticker: GEND	Genter Capital International Dividend ETF Ticker: GENW

Genter Capital Municipal Quality Intermediate ETF Ticker: GENM	Genter Capital Taxable Quality Intermediate ETF Ticker: GENT

PROSPECTUS
September 1, 2026

This prospectus contains information about the Genter Capital ETFs that you should know before investing.  You should read this prospectus carefully before you invest or send money and keep it for future reference.  For questions, or for Shareholder Services, please call 1-800-773-3863.

Shares of the Funds (“Shares”) are listed and traded on NYSE Arca, Inc. (“Exchange”).

The securities offered by this prospectus have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SUMMARY

Genter Capital Dividend Income ETF

Investment Objective

Genter Capital Dividend Income ETF (the “Fund”) seeks current income and long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares. Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the fee table or expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.38%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell (or you hold) all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$39	$122	$213	$480

Portfolio Turnover.

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended April 30, 2026, the portfolio turnover rate was 9.34%.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its assets plus borrowings for investment purposes in domestic equity securities that have records of paying dividends. The Fund will invest primarily in companies with market capitalizations of $2 billion or higher at the time of initial purchase. In addition, the Fund will invest in a diversified portfolio of 25 to 50 securities typically spread across many economic sectors. Investments in and weightings of individual sectors will vary based on the Fund’s investment sub-advisor’s, RNC Capital Management, LLC d/b/a Genter Capital Management (“Genter Capital” or the “Sub-Advisor”) assessment of valuation and the economic outlook using the process described below. Examples of conditions that will affect the weighting of sectors include recent relative performance of each sector to the overall market performance, economic conditions such as inflation and economic growth and expectations of economic growth in the upcoming period of time and how that sector might be affected more or less than other sectors, and economic growth rate and geopolitical conditions, military conflicts which can typically affect availability and demand for natural resources that can have impact on one or more sectors relative to other sectors of the overall market economy. For example, the price of oil has a significant impact on the transportation sector, which can in turn have a significant impact on consumer goods and raw materials being transported. Another example which can have a significant impact on one or more sectors is tariffs. Tariffs imposed on either a country or a particular industry will increase the price and may reduce the supply as well. A tariff on consumer goods imported from China would impact retailers where those imported goods are sold.

The Sub-Advisor employs a three-step process in selecting the Fund’s investments. The Sub-Advisor begins with a universe of domestic publicly traded companies that have paid a dividend in each of the previous four quarters. First, the Sub-Advisor uses publicly available filings, financial analyst’s reports and research information available both publicly and by subscription or purchase to identify companies that have 1) tax-advantaged dividend payments which qualify for tax treatment as capital gains tax rates versus ordinary income tax rates, which will allow the Fund shareholder to recognize that portion of the Fund income dividend as receipt of capital gain, a lower tax rate than ordinary income dividends, 2) market capitalizations greater than $2 billion, 3) dividend per share increase of any amount versus prior quarter and 4) investment grade debt ratings. Second, a thorough fundamental analysis of the companies is conducted focusing on valuation and balance sheet and income statement information. Lastly, the four characteristics identified in the first step are evaluated further to assess the likelihood of capital appreciation, and to assess the expected volatility and risk for each security. The Sub-Advisor will sell a security when one or more of the following occurs:

1)	the security’s price target is realized;

2)	an individual holding exceeds 5% of the portfolio;

3)	dividend payment falls below acquisition parameters;

4)	the company’s underlying debt rating falls below investment grade;

5)	sector rebalancing;

6)	payout ratio (proportion of a company’s earnings that is paid out to shareholders) exceeds proprietary forecasts of long-term sustainable earnings and free cash flow;

7)	a fundamental development weakens a company’s balance sheet or earnings potential (such as a rating agency downgrade of the debt held by a portfolio company to below investment grade); or

8)	the Fund requires cash to meet redemption requests.

The Sub-Advisor will also sell call option contracts, that are based on the value of underlying securities held by the Fund, to generate income via option premiums. The Sub-Advisor sells call option contracts on securities held by the Fund with strike prices ranging from 0-15% above the then current price of the security against which the option is written. Calls will be written when the Sub-Advisor feels the underlying stock has a price at the time the call is written that is in line with other stocks in its sector and, in the Sub-Advisor’s view, is unlikely to appreciate more than the strike price of the written call prior to the call’s expiration, but the Sub-Advisor is not prepared to remove the position from the Fund portfolio. By doing so, the Fund gives up the potential to fully participate in the underlying security gains, if any, beyond the strike price of the sold call options in exchange for income received in the form of call option premium. If the price of the underlying security is less than the call option’s strike price at the expiration of the contract, the option contract will expire worthless and the Fund’s return on the sold call position will be the premium originally received for selling the option contract. If the price of the underlying security is greater than the strike price at the expiration of the option contract, the Fund will typically forgo all of the returns that exceed the strike price of the option contract, and there will be a cost to “close out” the now in-the-money call options. The short call options are “closed out” (repurchased) prior to their expiration so that the Fund will not get assigned the, now, in-the-money call options. A call option is “in-the-money” when the price of the underlying reference asset (i.e., stock) is higher than the strike price of the call option. At times the call options may be “rolled” instead of simply closed. The term “rolled” means new call options are simultaneously sold to open a new short call position, while the previously sold calls are repurchased to close out the original short call position.

As an actively managed ETF that does not seek to replicate the performance of a specified index, the Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The loss of your money is a principal risk of investing in the Fund. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective.

Equity Securities Risk. Investments in equity securities may fluctuate in value response to many factors, including general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. During temporary or extended bear markets, the value of equity securities will decline, which could also result in losses for the Fund. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Small- and Mid-Cap Securities Risk. Securities of small and medium sized companies are often less liquid than those of large companies and this could make it difficult to sell a small or medium sized company security at a desired time or price. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Risks from Selling or Writing Call Options. Writing option contracts can result in losses that exceed the Fund’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the security. If this occurred, the option could be exercised and the underlying security would then be sold by the Fund at a lower price than its current market value or in the case of cash settled options, the Fund would be required to purchase the option at a price that is higher than the original sales price for such option. Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.

Dividend Payment Risk. As a group, securities that pay high dividends may fall out of favor with investors and underperform companies that do not pay high dividends. Also, changes in the dividend policies of such companies and the capital resources available for such companies’ dividend payments may affect the Fund. While the Fund may hold securities of companies that have historically paid a dividend, those companies may reduce or discontinue their dividends, thus reducing the yield of the Fund. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may be worse than the market return of other investment strategies or the overall stock market. High-dividend stocks may not experience high earnings growth or capital appreciation. The Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stock.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

ETF Structure Risks.  The Fund is structured as an ETF and as a result is subject to certain risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”, which are only available to Authorized Participants. Retail investors may only purchase or sell shares on the Exchange. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Cash Purchases. To the extent Creation Units are purchased or sold by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

■	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the Fund's net asset value.

■	To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the Shares, which can lead to differences between the market value of Shares and the Fund's net asset value.

■	The market price for the Shares may deviate from the Fund's net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Shares than the Fund's net asset value, which is reflected in the bid and ask price for Shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund's domestic trading day, which could lead to differences between the market value of the Shares and the Fund's net asset value.

■	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund's net asset value.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Sub-Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The portfolio managers’ judgments about the attractiveness, income potential, and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect, and there is no guarantee that the portfolio managers’ judgment will produce the desired results. The portfolio managers may rely on poorly chosen, ineffective investment techniques or risk analysis, and they may apply poor judgement to otherwise effective investment and analysis methods. Investors may lose money as a result.

Limited History of Operations Risk. The Fund has a limited history of operations. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Investment Risk. An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your shares at any point in time may be worth less than the value of your original investment.

All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objectives will be achieved.

Any real or perceived adverse economic changes, local, regional or global events such as war, acts of terrorism, disasters, trade disputes, disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities of those countries, the spread of infectious illness or other public health issues, recessions, raising of interest rates, or other events, could have a material adverse impact on the Fund or its investments. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Moreover, changes in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, and portfolio liquidity, among other factors.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally.

Early Close/Trading Halt Risk. The Fund’s investments in equity securities are subject to the risk that an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Cybersecurity Risk. With the increased use of technologies such as the internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security, and related risks. As part of its business, the Sub-Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Fund and its service providers are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Fund Performance

Because the Fund does not have performance history for a full calendar year, no Fund performance information is shown. Performance information for the Fund will be provided once it has annual returns for a full calendar year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained by visiting www.genterfunds.com/GEND.

Investment Advisor. OBP Capital, LLC, is the investment advisor to the Fund (“OBP” or the “Advisor”).

Investment Sub-Advisor. Genter Capital Management is the investment sub-advisor to the Fund (“Genter Capital” or the “Sub-Advisor”).

Portfolio Managers. David Pescherine, Senior Vice President of the Sub-Advisor, and David P. Klatt, Vice President of the Sub-Advisor are the Fund’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Pescherine and Mr. Klatt have managed the Fund since its inception in January 2025.

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units in transactions with APs, the shares are not redeemable securities of the Fund.

Individual Shares may only be bought and sold in the secondary market through a broker or dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). You may access recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, on the Fund’s website listed below:

Fund	URL
Genter Capital Dividend Income ETF	www.genterfunds.com/GEND

Tax Information

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account (IRA). Distributions on investments made through tax deferred arrangements generally will be taxed later when withdrawn from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary, the Sub-Advisor or other related companies may pay the intermediary for the sale of Shares or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

summary

Genter Capital International Dividend ETF

Investment Objective

Genter Capital International Dividend ETF’s investment objective is to seek current income and long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares. Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the fee table or expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.38%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell (or you hold) all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$39	$122	$213	$480

Portfolio turnover.

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended April 30, 2026, the portfolio turnover rate was 2.39%.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its assets plus borrowings for investment purposes in foreign equity securities that have records of paying dividends. The Fund will invest primarily in companies with market capitalizations of $2 billion or higher at the time of initial purchase. In addition, the Fund will invest in a diversified portfolio of 25 to 50 securities typically spread across many economic sectors. Investments in and weightings of individual sectors will vary based on the Fund’s investment sub-advisor’s, RNC Capital Management, LLC d/b/a Genter Capital Management (“Genter Capital” or the “Sub-Advisor”) assessment of valuation and the economic outlook using the process described below. Examples of conditions that will affect the weighting of sectors include recent relative performance of each sector to the overall market performance, economic conditions such as inflation and economic growth and expectations of economic growth in the upcoming period of time and how that sector might be affected more or less than other sectors, and economic growth rate and geopolitical conditions, military conflicts which can and typically affect availability and demand for natural resources that can have impact on one or more sectors relative to other sectors of the overall market economy. For example, the price of oil has a significant impact on the transportation sector, which can in turn have a significant impact on consumer goods and raw materials being transported. Another example which can have a significant impact on one or more sectors is tariffs. Tariffs imposed on either a country or a particular industry will increase the price and may reduce the supply as well. A tariff on consumer goods imported from China would impact retailers where those imported goods are sold.

The Fund defines foreign equity securities as equity securities of companies organized or having their principal place of business (location where they are subject to revenue tax) outside the U.S. The Fund’s investments in foreign securities will primarily be in American Depository Receipts (“ADRs”), which are receipts that represent interests in foreign securities held on deposit by U.S. banks. The Fund may also invest up to 20% of its assets in domestic equity securities that have records of paying dividends and derive more than 30% of revenues from non-U.S. operations.

The Sub-Advisor employs a three-step process in selecting the Fund’s investments. The Sub-Advisor begins with a universe of those foreign publicly traded companies and domestic equity securities that derive more than 30% of revenues from non-U.S. operations that have paid a dividend in each of the previous four quarters. First, the Sub-Advisor uses publicly available filings, financial analyst’s reports and research information available both publicly and by subscription or purchase to identify companies that have 1) market capitalizations greater than $2 billion, 2) dividend growth, which the Sub-Advisor defines as no quarters among the previous four with any dividend reduction and at least one of the most recent two quarters having a dividend increase, and 3) investment grade debt ratings. Second, a thorough fundamental analysis of the companies is conducted focusing on valuation and balance sheet and income statement information. Lastly, the three characteristics identified in the first step are evaluated further to view the dividend yield, assessment of likelihood of capital appreciation, and to assess the expected volatility and risk for each security. The Sub-Advisor will sell a security when one or more of the following occurs:

1)	the security’s dividend is reduced by more than 10% in dividend per share over the preceding eight quarters;

2)	the yield falls by more than 10% below targeted parameters and available alternate options in the Fund’s universe of investments in less than a three-year period;

3)	one or more actual or projected financial metrics over the previous two-year period or analyst projections for the coming two-year period show or project a flat or negative growth of the company’s income which cannot be readily identified as a temporary or non-recurring change;

4)	the company’s underlying debt rating falls below investment grade;

5)	its price target is realized; or

6)	the Fund requires cash to meet redemption requests.

As an actively managed ETF that does not seek to replicate the performance of a specified index, the Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.

From time to time the Fund may focus its investments in one or more particular sectors. As of April 30, 2026, the Fund focused its investments in the Financials sector.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The loss of your money is a principal risk of investing in the Fund. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective.

Equity Securities Risk. Investments in equity securities may fluctuate in value response to many factors, including general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. During temporary or extended bear markets, the value of equity securities will decline, which could also result in losses for the Fund. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Small- and Mid-Cap Securities Risk. Securities of small and medium sized companies are often less liquid than those of large companies and this could make it difficult to sell a small or medium sized company security at a desired time or price. The The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Foreign Securities Risk. Foreign securities have investment risks different from those associated with domestic securities. The value of foreign investments (including investments in ADRs) may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities. Foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

●	ADRs Risk. ADRs may be subject to some of the same risks as those described above for investments in foreign securities. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Dividend Payment Risk. As a group, securities that pay high dividends may fall out of favor with investors and underperform companies that do not pay high dividends. Also, changes in the dividend policies of such companies and the capital resources available for such companies' dividend payments may affect the Fund. While the Fund may hold securities of companies that have historically paid a dividend, those companies may reduce or discontinue their dividends, thus reducing the yield of the Fund. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may be worse than the market return of other investment strategies or the overall stock market. High-dividend stocks may not experience high earnings growth or capital appreciation. The Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stock.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

ETF Structure Risks.  The Fund is structured as an ETF and as a result is subject to certain risks, including:

o	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”, which are only available to Authorized Participants. Retail investors may only purchase or sell shares on the Exchange. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o	Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

o	Cash Purchases. To the extent Creation Units are purchased or sold by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

o	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

■	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the Fund's net asset value.

■	To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the Shares, which can lead to differences between the market value of Shares and the Fund's net asset value.

■	The market price for the Shares may deviate from the Fund's net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Shares than the Fund's net asset value, which is reflected in the bid and ask price for Shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund's domestic trading day, which could lead to differences between the market value of the Shares and the Fund's net asset value.

■	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund's net asset value.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Sub-Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The portfolio managers’ judgments about the attractiveness, income potential, and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect, and there is no guarantee that the portfolio managers’ judgment will produce the desired results. The portfolio managers may rely on poorly chosen, ineffective investment techniques or risk analysis, and they may apply poor judgement to otherwise effective investment and analysis methods. Investors may lose money as a result.

Sector Focus Risk. Because the Fund’s investments may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. The specific risks for each of the sectors in which the Fund may focus its investments include the additional risks described below:

●	Financials. Companies engaged in banking, financial services, consumer finance, capital markets, and insurance activities, as well as mortgage real estate investment trusts (“REITs”) are subject to risks including extensive governmental regulation; decreased profits resulting from changes in interest rates and loan losses, which usually increase in economic downturns; severe price competition; and increased inter-industry consolidation and competition; all of which may adversely affect the value of those holdings. Companies in the financials sector have also been affected by increased competition, which could adversely affect the profitability or viability of such companies. Although regulators have focused on and taken measures to stabilize the financial system, bank failures and liquidity concerns continue to impact companies in the banking and financial services industries. Further regulatory intervention may be required to stabilize the U.S. banking industry if U.S. banks appear to be at a risk of failure, which could result in other unforeseen adverse impacts on the economy.

Limited History of Operations Risk. The Fund has a limited history of operations. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Investment Risk. An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your shares at any point in time may be worth less than the value of your original investment.

All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objectives will be achieved.

Any real or perceived adverse economic changes, local, regional or global events such as war, acts of terrorism, disasters, trade disputes, disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities of those countries, the spread of infectious illness or other public health issues, recessions, raising of interest rates, or other events, could have a material adverse impact on the Fund or its investments. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Moreover, changes in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, and portfolio liquidity, among other factors.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally.

Early Close/Trading Halt Risk. The Fund’s investments in equity securities are subject to the risk that an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses. The risk is heightened for the foreign securities that underly the ADRs in which the Fund invests because foreign markets are generally subject to more disruptions than domestic exchanges.

Cybersecurity Risk. With the increased use of technologies such as the internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security, and related risks. As part of its business, the Sub-Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Fund and its service providers are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Fund Performance

Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown. You may request a copy of the Fund’s annual and semi-annual reports and financial statements, at no charge by calling the Fund at 1-800-773-3863. Updated performance information on the Fund’s results can be obtained by visiting www.genterfunds.com/GENW.

Investment Advisor. OBP Capital, LLC, is the investment advisor to the Fund (“OBP” or the “Advisor”).

Investment Sub-Advisor. Genter Capital Management is the investment sub-advisor to the Fund (“Genter Capital” or the “Sub-Advisor”).

Portfolio Managers. David Pescherine, Senior Vice President of the Sub-Advisor, David P. Klatt, Vice President of the Sub-Advisor, and Glen Nam, First Vice President of the Sub-Advisor are the Fund’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Pescherine, Mr. Klatt, and Mr. Nam have managed the Fund since its inception in January 2025.

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units in transactions with APs, the Shares are not redeemable securities of the Fund.

Individual Shares may only be bought and sold in the secondary market through a broker or dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of a Fund (bid) and the lowest price a seller is willing to accept for shares of a Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). You may access recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, on the Fund’s website listed below:

Fund	URL
Genter Capital International Dividend ETF	www.genterfunds.com/GENW

Tax Information

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account (IRA). Distributions on investments made through tax deferred arrangements generally will be taxed later when withdrawn from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary, the Sub-Advisor or other related companies may pay the intermediary for the sale of Shares or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY

Genter Capital Municipal Quality Intermediate ETF

Investment Objective

Genter Capital Municipal Quality Intermediate ETF (the “Fund”) seeks current income free from federal income tax with a secondary objective of capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares. Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the fee table or expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%
Other Expenses	0.18%
Acquired Fund Fees and Expenses[1]	0.01%
Total Annual Fund Operating Expenses	0.39%
1.	“Acquired Fund Fees and Expenses” are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, once available, because the financial statements include only the direct operating expenses incurred by the Fund.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell (or you hold) all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$40	$125	$219	$493

Portfolio turnover.

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended April 30, 2026, the portfolio turnover rate was 47.79%.

Principal Investment Strategies

The Fund is actively managed and will not seek to replicate the performance of an index. Under normal market conditions, the Fund invests at least 80% of its net assets in a diversified portfolio of municipal obligations, the interest on which is exempt from regular federal income tax. While these securities will be exempt from federal income taxes, a significant portion of these securities could be subject to the alternative minimum tax. The Fund normally invests in municipal obligations rated A or higher by S&P Global Ratings (“S&P”), Fitch Ratings (“Fitch”) or Moody’s Investors Service, Inc. (“Moody’s”)) or, if unrated, determined by the Fund’s investment sub-advisor’s, RNC Capital Management, LLC d/b/a Genter Capital Management (“Genter Capital” or the “Sub-Advisor”) to be of comparable quality at the time of purchase. The Fund may invest up to 30% of its net assets in municipal obligations rated BBB by S&P, Fitch or Moody’s or, if unrated, determined by the Sub-Advisor to be of comparable quality. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. The Fund may continue to hold securities that are downgraded (including bonds downgraded to below investment grade credit quality (“junk bonds”)) if the Sub-Advisor believes it would be advantageous to the Fund to do so.

With respect to its investments in municipal obligations, the Fund invests primarily in general obligation or revenue bonds. General obligation bonds are backed by the general revenue of the issuing municipality, while revenue bonds are supported by a specific revenue source, such as income from a toll road or sewer system. The Fund currently targets an average portfolio duration of approximately 2 to 4.5 years and an average weighted portfolio maturity of approximately 3 to 6 years but may invest in securities of any maturity or duration and may in the future alter its maturity or duration target range. The Fund may use various techniques to shorten or lengthen its dollar-weighted average portfolio duration, including the acquisition of municipal obligations at a premium or discount. A premium municipal obligation is priced above the stated face value of the municipal obligation (also known as par). During periods of rising interest rates, municipal obligations may be offered and traded at a “discount,” which is when the municipal obligation is priced below par. The portfolio managers will generally seek to enhance after-tax total return by actively engaging in relative value trading within the portfolio. The Sub-Advisor defines relative value trading as taking advantage of price opportunities in the markets for municipal obligations by looking for market inefficiencies using the Sub-Advisor’s assessment of creditworthiness of the issuer, analysis of an issuer’s revenue history and projections of revenues to be used as sources of repayment for the debt issue, the issuer’s credit strength as measured by rating agencies, economic growth prospects in the regional economy that may affect the issuer, and the pricing of new issue and secondary market municipal issues of comparable quality. The same factors are used to assist the Sub-Advisor in making decisions to sell investments. With respect to 20% of its net assets, the Fund may invest in municipal obligations that are not exempt from regular federal income tax, direct obligations of the U.S. Treasury and/or obligations of U.S. Government agencies, instrumentalities and government-sponsored enterprises. The Fund may hold cash and may invest in cash equivalents and money market instruments with up to 20% of the Fund’s net assets.

The Sub-Advisor’s process for selecting municipal obligations for purchase and sale generally includes consideration of the creditworthiness of the issuer obligated to repay the obligation. In evaluating creditworthiness, the Sub-Advisor considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. The portfolio managers may sell a security when its credit quality declines, when the remaining maturity of a fixed-income security reaches a certain point or to pursue more attractive investment options.

As an actively managed ETF that does not seek to replicate the performance of a specified index, the Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The loss of your money is a principal risk of investing in the Fund. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective.

Municipal Securities Risk. The risk of a municipal obligation depends on the financial and credit status of the issuer. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Certain municipalities may have difficulty meeting their obligations due to, among other reasons, changes in underlying demographics. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market. Municipal securities include general obligation bonds, which are backed by the “full faith and credit” of the issuer, which has the power to tax residents to pay bondholders. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. General obligation bonds generally are not backed by revenues from a specific project or source. Municipal securities also include revenue bonds, which are generally backed by revenue from a specific project or tax. Private activity bonds are an example of municipal securities backed by a specific project or tax. While income from most municipal securities is exempt from federal income taxes, the income from certain types of private activity bonds is included in the alternative minimum tax calculation. Only persons subject to the alternative minimum tax pay this tax. Private activity bonds may be issued for purposes such as housing or airports or to benefit a private company. Industrial development bonds are a special type of private activity bond permitted under Internal Revenue Service guidelines and are typically backed by a corporate obligor to finance projects benefiting the public. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The bond markets may experience reduced liquidity due to events such as limited trading activity, reductions in bond inventory, market volatility, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund's ability to sell a holding at a suitable price. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations. Municipal instruments may be susceptible to periods of economic stress, which could affect the market values and marketability of municipal obligations of issuers in a state, U.S. territory, or possession.

Municipal Issuer Focus Risk. The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund's investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.

Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state or local income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal, state or local changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Alternative Minimum Tax Risk. Although the fund seeks to distribute tax-exempt income, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Call/Prepayment Risk. During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the Fund reinvesting proceeds at lower interest rates, resulting in a decline in the Fund’s income. Securities subject to prepayment risk generally offer less potential for gains and greater price volatility than other income-bearing securities of comparable maturity.

Interest Rate Risk. As interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy (including the Federal Reserve ending its “quantitative easing” policy of purchasing large quantities of securities issued or guaranteed by the U.S. government), rising inflation, and changes in general economic conditions. Interest rate changes can be sudden and unpredictable. Rising interest rates may lead to decreased liquidity in the bond markets, making it more difficult for the Fund to value or sell some or all of its bond investments at any given time.

Changes in interest rates may also affect the Fund’s share price; for example, a sharp rise in interest rates could cause the Fund’s share price to fall. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Duration is an estimate of a security’s sensitivity to changes in prevailing interest rates that is based on certain factors that may prove to be incorrect. It is therefore not an exact measurement and may not be able to reliably predict a particular security’s price sensitivity to changes in interest rates.

High Yield Debt Securities Risk. Compared to higher quality debt securities, high yield debt securities (also referred to as junk bonds or below-investment grade bonds) and other low-rated securities involve a greater risk of default or price changes due to changes in the credit quality of the issuer. Compared to higher quality debt securities, high yield debt securities are more likely to be unsecured and are more likely to be subordinated to other creditors; claims. High yield debt securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at an acceptable price, thus subjecting the Fund to a substantial risk of loss. The secondary market for below investment grade securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the fund's ability to dispose of a particular high yield security. There are fewer dealers in the market for high yield securities than for investment grade securities. The prices quoted by different dealers may vary significantly and the spread between the bid and asked price is generally much larger for high yield securities than for higher quality securities.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Credit/Default Risk. Credit risk is the risk that issuers or guarantors of debt instruments is unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social, or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and Share price.

U.S. Government Securities Risk. U.S. government securities risk refers to the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities. Additionally, because of the rising U.S. Government debt burden, it is possible that the U.S. Government may not be able to meet its financial obligations or that securities issued or backed by the U.S. Government may experience credit downgrades. Such a credit event may adversely affect the financial markets or the broader U.S. or global economic outlook.

Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

ETF Structure Risks.  The Fund is structured as an ETF and as a result is subject to certain risks, including:

o	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”, which are only available to Authorized Participants. Retail investors may only purchase or sell shares on the Exchange. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o	Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

o	Cash Purchases. To the extent Creation Units are purchased or sold by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

o	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

■	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the Fund's net asset value.

■	To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the Shares, which can lead to differences between the market value of Shares and the Fund's net asset value.

■	The market price for the Shares may deviate from the Fund's net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Shares than the Fund's net asset value, which is reflected in the bid and ask price for Shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund's domestic trading day, which could lead to differences between the market value of the Shares and the Fund's net asset value.

■	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund's net asset value.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

Investment Risk. An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your shares at any point in time may be worth less than the value of your original investment.

All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objectives will be achieved.

Any real or perceived adverse economic changes, local, regional or global events such as war, acts of terrorism, disasters, trade disputes, disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities of those countries, the spread of infectious illness or other public health issues, recessions, raising of interest rates, or other events, could have a material adverse impact on the Fund or its investments. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Moreover, changes in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, and portfolio liquidity, among other factors.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Cybersecurity Risk. With the increased use of technologies such as the internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security, and related risks. As part of its business, the Sub-Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Fund and its service providers are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Fund Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns compared to that of a broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests). The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information on the Fund’s results can be obtained by visiting www.genterfunds.com/GENM.

Calendar Year Returns

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 2.19% (quarter ended September 30, 2025) and the Fund’s lowest quarterly return was -0.77% (quarter ended December 31, 2025). The Fund’s year-to-date return, as of June 30, 2026, was 1.74%.

Average Annual Total Returns Period Ended December 31, 2025	Past 1 Year	Since Inception[1]
Before taxes After taxes on distributions After taxes on distributions and sale of shares	5.10% 5.10% 4.24%	4.81% 4.75% 4.38%
Bloomberg Municipal Bond Index (reflects no deductions for fees and expenses)	5.03%	4.53%
Bloomberg Municipal Bond 5 Year Index (reflects no deductions for fees and expenses)	4.25%	3.92%
[1]	The Fund commenced operations on May 21, 2024.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation, may differ from those shown, and are not applicable to investors who hold Shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Investment Advisor. OBP Capital, LLC, is the investment advisor to the Fund (“OBP” or the “Advisor”).

Investment Sub-Advisor. Genter Capital Management is the investment sub-advisor to the Fund (“Genter Capital” or the “Sub-Advisor)”.

Portfolio Managers. Brian Pytlewski, Senior Vice President and Director of Municipal Fixed Income of the Sub-Advisor, and Paul Ryan, Senior Vice President of the Sub-Advisor, are the Fund’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Pytlewski and Mr. Ryan have managed the Fund since its inception in May 2024.

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units in transactions with APs, the shares are not redeemable securities of the Fund.

Individual Shares may only be bought and sold in the secondary market through a broker or dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of a Fund (bid) and the lowest price a seller is willing to accept for shares of a Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). You may access recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, on the Fund’s website listed below:

Fund	URL
Genter Capital Municipal Quality Intermediate ETF	www.genterfunds.com/GENM

Tax Information

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account (IRA). Distributions on investments made through tax deferred arrangements generally will be taxed later when withdrawn from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary, the Sub-Advisor or other related companies may pay the intermediary for the sale of Shares or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY

Genter Capital Taxable Quality Intermediate ETF

Investment Objective

Genter Capital Taxable Quality Intermediate ETF (the “Fund”) seeks current income with limited risk to principal with a secondary objective of capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares. Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the fee table or expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.38%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell(or you hold) all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$39	$122	$213	$480

Portfolio Turnover.

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended April 30, 2026, the portfolio turnover rate was 34.90%.

Principal Investment Strategies

The Fund is actively managed and will not seek to replicate the performance of an index. Under normal market conditions, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in investment grade, intermediate term securities. The term “taxable” in the Fund’s name refers to taxable fixed income instruments and the term “quality” in the Fund’s name refers to investment grade securities. These investment grade, intermediate term securities will be U.S. Treasuries, Treasury Inflation Protected Securities (TIPS), Floating Rate Notes (FRN), U.S. agency bonds, U.S. agency mortgage backed securities, U.S. dollar denominated investment grade foreign (non U.S.) government issued debt securities, domestic and foreign investment-grade corporate bonds, domestic commercial mortgage backed securities, domestic commercial asset backed securities, and domestic preferred securities, all with a weighted average duration of no more than 150% of Bloomberg Intermediate U.S. Government/Credit Index or less than 50% of the Bloomberg Intermediate U.S. Government/Credit Index. The Bloomberg Intermediate U.S. Government/Credit Index had a weighted average maturity of 4.26 years and a weighted average duration of 3.74 years as of December 31, 2025.

The average maturity or duration of the Fund’s portfolio will vary based on the Sub-Advisor’s assessment of economic and market conditions, as well as current and anticipated changes in interest rates. Maturity is the agreed-upon date on which an investment ends, triggering the repayment of the fixed income security. Duration measures the sensitivity of a fixed income security’s price to changes in interest rates.

The Fund’s investment sub-advisor’s, RNC Capital Management, LLC d/b/a Genter Capital Management (“Genter Capital” or the “Sub-Advisor”) expects to actively adjust the Fund’s average maturity and average duration to meet its expectations of opportunity for incremental income and yield from the portfolio given its outlook for macroeconomic conditions and expected change, microeconomic credit quality of issuers, and other factors that affect the fixed income markets in general and issuers specifically (these include the current macroeconomic cycle of growth, recession, rates of growth in the economy and the Sub-Advisor’s assessment of how the Federal Reserve and the largest central banks, especially in Europe and Asia, might adjust monetary policy in the coming economic quarters and fiscal years). When considering the future direction of market interest rates and economic policy, the Sub-Advisor believes that consumer debt levels, government debt levels as a percentage of current and projected gross domestic product, corporate debt levels as a percentage of revenues, and net capital are some of the more important factors to consider. Each of these factors contributes to the Sub-Advisor’s assessment of the preferred average maturity and duration of the Fund’s portfolio at any given time.

The securities in which the Fund invests will typically be investment grade (rated BBB or better by either Moody’s Investors Services, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”) and unrated securities considered by the Sub-Advisor to be of comparable credit quality).

The U.S. agency bonds in which the Fund invests are mortgage-backed securities guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities, or sponsored corporations. These mortgage-backed securities include, among others, government mortgage pass-through securities (a security based on mortgage receivables that provides the investor a right to a portion of those profits) and collateralized mortgage obligations (“CMOs”).

As an actively managed ETF that does not seek to replicate the performance of a specified index, the Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.

From time to time the Fund may focus its investments in one or more particular sectors. As of April 30, 2026, the Fund focused its investments in the Financials sector.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The loss of your money is a principal risk of investing in the Fund. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective.

Call/Prepayment Risk. During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the Fund reinvesting proceeds at lower interest rates, resulting in a decline in the Fund’s income. Securities subject to prepayment risk generally offer less potential for gains and greater price volatility than other income-bearing securities of comparable maturity.

Interest Rate Risk. As interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy (including the Federal Reserve ending its “quantitative easing” policy of purchasing large quantities of securities issued or guaranteed by the U.S. government), rising inflation, and changes in general economic conditions. Interest rate changes can be sudden and unpredictable. Rising interest rates may lead to decreased liquidity in the bond markets, making it more difficult for the Fund to value or sell some or all of its bond investments at any given time.

Changes in interest rates may also affect the Fund’s share price; for example, a sharp rise in interest rates could cause the Fund’s share price to fall. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Duration is an estimate of a security’s sensitivity to changes in prevailing interest rates that is based on certain factors that may prove to be incorrect. It is therefore not an exact measurement and may not be able to reliably predict a particular security’s price sensitivity to changes in interest rates.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Inflation Protected Securities Risk. The value of inflation-protected securities, such as TIPS, generally will fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. In addition, interest payments on inflation-protected securities will generally vary up or down along with the rate of inflation. Real interest rates are generally measured as a nominal interest less an inflation rate. As such, investors should be aware that an investment in TIPS over a particular timeframe may decrease in value even in an inflationary environment. Interest Interest payments on inflation-protected debt securities can be unpredictable.

U.S. Government Securities Risk. U.S. government securities risk refers to the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities. Additionally, because of the rising U.S. Government debt burden, it is possible that the U.S. Government may not be able to meet its financial obligations or that securities issued or backed by the U.S. Government may experience credit downgrades. Such a credit event may adversely affect the financial markets or the broader U.S. or global economic outlook.

Mortgage- and Asset-Backed Securities Risk. In addition to other risks commonly associated with investing in debt securities, mortgage-backed securities (“MBS”) are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. MBS are priced with an expectation of some anticipated level of prepayment of principal. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. MBS are also subject to the risk of default on the underlying mortgages, particularly during periods of economic downturn. Reduced investor demand for mortgage loans and mortgage- related securities may adversely affect the liquidity and market value of MBS. The risks associated with investing in asset-backed securities (“ABS”) are similar to those associated with investing in MBS. ABS also entail certain risks not presented by MBS, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain ABS. Certain ABS are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

●	Commercial Mortgage-Backed Securities (CMBS). CMBS are subject to additional risks associated with a lack of standardized terms, relatively sorter maturities as compared to residential mortgage-backed securities, and payment of all or substantially all of the principal at maturity, rather than regular amortization of principal. Moreover, the features, type and use of the commercial properties securing the underlying pool of mortgages may add to the overall risk of investing in CMBS. CMBS have historically been more volatile in response to adverse changes in economic conditions and circumstances than residential mortgage-backed securities.

●	Collateralized Mortgage Obligations (CMOs). CMOs are a type of MBS. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as "mortgage derivatives" and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMOs (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by the Sub-Adviser, it is possible that the Fund could lose all or substantially all of its investment.

Preferred Securities Risk. Investing in preferred stock involves the following risks: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities. Because preferred stocks generally pay dividends only after the issuing company makes required payments to holders of its bonds and other debt, the value of preferred stocks generally is more sensitive than bonds and other debt or actual or perceived changes in the company's financial condition or prospects.

Floating Rate Obligations Risk. A floating rate obligation's value and coupon rate may be adversely impacted when market interest rates change. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade fixed income securities or other types of income-producing securities, which may have an adverse impact on a floating rate obligation's market price. There is also a potential that there is no active market to trade floating rate obligations, that there may be restrictions on their transfer, or that the issuer may default. As a result, the Fund may be unable to sell floating rate obligations at the desired time or may be able to sell only at a price less than fair market value.

Credit/Default Risk. Credit risk is the risk that issuers or guarantors of debt instruments is unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social, or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and Share price.

Foreign Securities Risk. Foreign securities have investment risks different from those associated with domestic securities. The value of foreign investments (including investments in ADRs) may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities. Foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

Sovereign Debt Risk. Investments in sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor's willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor's policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.

High Yield Debt Securities Risk. Compared to higher quality debt securities, high yield debt securities (also referred to as junk bonds or below-investment grade bonds) and other low-rated securities involve a greater risk of default or price changes due to changes in the credit quality of the issuer. Compared to higher quality debt securities, high yield debt securities are more likely to be unsecured and are more likely to be subordinated to other creditors; claims. High yield debt securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at an acceptable price, thus subjecting the Fund to a substantial risk of loss. The secondary market for below investment grade securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the fund's ability to dispose of a particular high yield security. There are fewer dealers in the market for high yield securities than for investment grade securities. The prices quoted by different dealers may vary significantly and the spread between the bid and asked price is generally much larger for high yield securities than for higher quality securities.

Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

ETF Structure Risks.  The Fund is structured as an ETF and as a result is subject to certain risks, including:

o	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”, which are only available to Authorized Participants. Retail investors may only purchase or sell shares on the Exchange. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o	Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

o	Cash Purchases. To the extent Creation Units are purchased or sold by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

o	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

■	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the Fund's net asset value.

■	To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the Shares, which can lead to differences between the market value of Shares and the Fund's net asset value.

■	The market price for the Shares may deviate from the Fund's net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Shares than the Fund's net asset value, which is reflected in the bid and ask price for Shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund's domestic trading day, which could lead to differences between the market value of the Shares and the Fund's net asset value.

■	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund's net asset value.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

Sector Focus Risk. Because the Fund’s investments may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. The specific risks for each of the sectors in which the Fund may focus its investments include the additional risks described below:

●	Financials. Companies engaged in banking, financial services, consumer finance, capital markets, and insurance activities, as well as mortgage real estate investment trusts (“REITs”) are subject to risks including extensive governmental regulation; decreased profits resulting from changes in interest rates and loan losses, which usually increase in economic downturns; severe price competition; and increased inter-industry consolidation and competition; all of which may adversely affect the value of those holdings. Companies in the financials sector have also been affected by increased competition, which could adversely affect the profitability or viability of such companies. Although regulators have focused on and taken measures to stabilize the financial system, bank failures and liquidity concerns continue to impact companies in the banking and financial services industries. Further regulatory intervention may be required to stabilize the U.S. banking industry if U.S. banks appear to be at a risk of failure, which could result in other unforeseen adverse impacts on the economy.

Investment Risk. An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your shares at any point in time may be worth less than the value of your original investment.

All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objectives will be achieved.

Any real or perceived adverse economic changes, local, regional or global events such as war, acts of terrorism, disasters, trade disputes, disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities of those countries, the spread of infectious illness or other public health issues, recessions, raising of interest rates, or other events, could have a material adverse impact on the Fund or its investments. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Moreover, changes in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, and portfolio liquidity, among other factors.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Cybersecurity Risk. With the increased use of technologies such as the internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security, and related risks. As part of its business, the Sub-Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Fund and its service providers are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Fund Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns compared to that of a broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests). The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information on the Fund’s results can be obtained by visiting www.genterfunds.com/GENT.

Calendar Year Returns

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 2.30% (quarter ended March 31, 2025) and the Fund’s lowest quarterly return was -0.70% (quarter ended December 31, 2025). The Fund’s year-to-date return, as of June 30, 2026, was 0.62%.

Average Annual Total Returns Period Ended December 31, 2025	Past 1 Year	Since Inception[1]
Before taxes After taxes on distributions After taxes on distributions and sale of shares	6.93% 5.07% 4.07%	6.52% 4.71% 4.21%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees and expenses)	7.30%	6.13%
Bloomberg Intermediate US Government/Credit Index (reflects no deductions for fees and expenses)	6.97%	6.31%
[1]	The Fund commenced operations on May 21, 2024.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation, may differ from those shown, and are not applicable to investors who hold Shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Investment Advisor. OBP Capital, LLC, is the investment advisor to the Fund (“OBP” or the “Advisor”).

Investment Sub-Advisor. Genter Capital Management, LLC is the investment sub-advisor to the Fund (“Genter Capital” or the “Sub-Advisor”).

Portfolio Managers. Alex Hall, Senior Vice President and Director of Fixed Income of the Sub-Advisor, and Taylor Rudnick, First Vice President of the Sub-Advisor, are the Fund’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Hall and Mr. Rudnick have managed the Fund since its inception in May 2024.

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units in transactions with APs, the shares are not redeemable securities of the Fund.

Individual Shares may only be bought and sold in the secondary market through a broker or dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of a Fund (bid) and the lowest price a seller is willing to accept for shares of a Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). You may access recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, on the Fund’s website listed below:

Fund	URL
Genter Capital Taxable Quality Intermediate ETF	www.genterfunds.com/GENT

Tax Information

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account (IRA). Distributions on investments made through tax deferred arrangements generally will be taxed later when withdrawn from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary, the Sub-Advisor or other related companies may pay the intermediary for the sale of Shares or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional information about the Funds’ Investment Objective, Principal Investment Strategies, and Risks

Investment Objectives

The investment objective for each Fund is listed in the table below. These investment objectives are not fundamental policies and can be changed without shareholder approval by a vote of the Board. Shareholders will receive 60 days’ prior written notice before a change to an investment objective or a change to each Fund’s 80% investment policy takes effect. There is no guarantee that the Funds will achieve their investment objectives.

Fund	Investment Objective
Genter Capital Dividend Income ETF	Current income and long term capital appreciation.
Genter Capital International Dividend ETF	Current income and long term capital appreciation.
Genter Capital Municipal Quality Intermediate ETF	Current income free from federal income tax with secondary objective of capital appreciation.
Genter Capital Taxable Quality Intermediate ETF	Current income with limited risk to principal with a secondary objective of capital appreciation.

Principal Investment Strategies for the Funds

Genter Capital Dividend Income ETF

Under normal market conditions, the Fund will invest at least 80% of its assets plus borrowings for investment purposes in domestic equity securities that have records of paying dividends. The Fund will invest primarily in companies with market capitalizations of $2 billion or higher at the time of initial purchase. In addition, the Fund will invest in a diversified portfolio of 25 to 50 securities typically spread across many economic sectors. Investments in and weightings of individual sectors will vary based on the Sub-Advisor’s assessment of valuation and the economic outlook using the process described below. Examples of conditions that will affect the weighting of sectors include recent relative performance of each sector to the overall market performance, economic conditions such as inflation and economic growth and expectations of economic growth in the upcoming period of time and how that sector might be affected more or less than other sectors, and economic growth rate and geopolitical conditions, military conflicts which can typically affect availability and demand for natural resources that can have impact on one or more sectors relative to other sectors of the overall market economy. For example, the price of oil has a significant impact on the transportation sector, which can in turn have a significant impact on consumer goods and raw materials being transported. Another example which can have a significant impact on one or more sectors is tariffs. Tariffs imposed on either a country or a particular industry will increase the price and may reduce the supply as well. A tariff on consumer goods imported from China would impact retailers where those imported goods are sold.

The Sub-Advisor employs a three-step process in selecting the Fund’s investments. The Sub-Advisor begins with a universe of those domestic publicly traded companies that have paid a dividend in each of the previous four quarters. First, the Sub-Advisor uses publicly available filings, financial analyst’s reports and research information available both publicly and by subscription or purchase to identify companies that have 1) tax-advantaged dividend payments, which qualify for tax treatment as capital gains tax rates versus ordinary income tax rates, which will allow the Fund shareholder to recognize that portion of the Fund income dividend as receipt of capital gain, a lower tax rate than ordinary income dividends, 2) market capitalizations greater than $2 billion, 3) dividend per share increase of any amount versus prior quarter and 4) investment grade debt ratings. Second, a thorough fundamental analysis of the companies is conducted with an emphasis on metrics that provide insight into a company’s ability to implement, sustain or increase its dividend paid to shareholders, such as price to earnings ratio, earnings per share, debt to equity ratio, debt coverage and free cash flow per share data and liability to shareholder equity ratios, along with a comparison to other companies in the same industries, historical trends by the companies and their industry sectors is conducted focusing on valuation and balance sheet and income statement information. Lastly, the four characteristics identified in the first step are evaluated further to assess the likelihood of capital appreciation and to assess the expected volatility and risk for each security. The Sub-Advisor will sell a security when one or more of the following occurs:

1)	the security’s price target is realized;

2)	an individual holding exceeds 5% of the portfolio;

3)	dividend payment falls below acquisition parameters;

4)	the company’s underlying debt rating falls below investment grade;

5)	sector rebalancing;

6)	payout ratio (proportion of a company’s earnings that is paid out to shareholders) exceeds proprietary forecasts of long-term sustainable earnings and free cash flow;

7)	a fundamental development weakens a company’s balance sheet or earnings potential (such as a rating agency downgrade of the debt held by a portfolio company to below investment grade); or

8)	the Fund requires cash to meet redemption requests.

The Sub-Advisor will also sell call option contracts that are based on the value of underlying securities held by the Fund, to generate income via option premiums. The Sub-Advisor sells call option contracts on securities held by the Fund with strike prices ranging from 0-15% above the then current price of the security against which the option is written. Calls will be written when the Sub-Advisor feels the underlying stock has a price at the time the call is written that is in line with other stocks in its sector and, in the Sub-Advisor’s view, is unlikely to appreciate more than the strike price of the written call prior to the call’s expiration, but the Sub-Advisor is not prepared to remove the position from the Fund portfolio. By doing so, the Fund gives up the potential to fully participate in the underlying security gains, if any, beyond the strike price of the sold call options in exchange for income received in the form of call option premium. If the price of the underlying security is less than the call option’s strike price at the expiration of the contract, the option contract will expire worthless and the Fund’s return on the sold call position will be the premium originally received for selling the option contract. If the price of the underlying security is greater than the strike price at the expiration of the option contract, the Fund will typically forgo all of the returns that exceed the strike price of the option contract, and there will be a cost to “close out” the now in-the-money call options. The short call options are “closed out” (repurchased) prior to their expiration so that the Fund will not get assigned the, now, in-the-money call options. A call option is “in-the-money” when the price of the underlying reference asset (i.e., stock) is higher than the strike price of the call options. At times the call options may be “rolled” instead of simply closed. The term “rolled” means new call options are simultaneously sold to open a new short call position, while the previously sold calls are repurchased to close out the original short call position.

As an actively managed ETF that does not seek to replicate the performance of a specified index, the Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.

Genter Capital International Dividend ETF

Under normal market conditions, the Fund will invest at least 80% of its assets plus borrowings for investment purposes in foreign equity securities that have records of paying dividends. The Fund will invest primarily in companies with market capitalizations of $2 billion or higher at the time of initial purchase. In addition, the Fund will invest in a diversified portfolio of 25 to 50 securities typically spread across many economic sectors. Investments in and weightings of individual sectors will vary based on the Sub-Advisor’s assessment of valuation and the economic outlook using the process described below. Examples of conditions that will affect the weighting of sectors include recent relative performance of each sector to the overall market performance, economic conditions such as inflation and economic growth and expectations of economic growth in the upcoming period of time and how that sector might be affected more or less than other sectors, and economic growth rate and geopolitical conditions, military conflicts which can and typically affect availability and demand for natural resources that can have impact on one or more sectors relative to other sectors of the overall market economy. For example, the price of oil has a significant impact on the transportation sector, which can in turn have a significant impact on consumer goods and raw materials being transported. Another example which can have a significant impact on one or more sectors is tariffs. Tariffs imposed on either a country or a particular industry will increase the price and may reduce the supply as well. A tariff on consumer goods imported from China would impact retailers where those imported goods are sold.

The Fund defines foreign equity securities as equity securities of companies organized or having their principal place of business (location where they are subject to revenue tax) outside the U.S. The Fund’s investments in foreign securities will primarily be in American Depository Receipts (“ADRs”), which are receipts that represent interests in foreign securities held on deposit by U.S. banks. The Fund may also invest up to 20% of its assets in domestic equity securities that have records of paying dividends and derive more than 30% of revenues from non-U.S. operations.

The Sub-Advisor employs a three-step process in selecting the Fund’s investments. The Sub-Advisor begins with a universe of those foreign publicly traded companies and domestic equity securities that derive more than 30% of revenues from non-U.S. operations that have paid a dividend in each of the previous four quarters. First, the Sub-Advisor uses publicly available filings, financial analyst’s reports and research information available both publicly and by subscription or purchase to identify companies that have 1) market capitalizations greater than $2 billion, 2) dividend growth, which the Sub-Advisor defines as no quarters among the previous four with any dividend reduction and at least one of the most recent two quarters having a dividend increase, and 3) investment grade debt ratings. Second, a thorough fundamental analysis of the companies is conducted with an emphasis on metrics that provide insight into a company’s ability to implement, sustain or increase its dividend paid to shareholders, such as price to earnings ratio, earnings per share, debt to equity ratio, debt coverage and free cash flow per share data and liability to shareholder equity ratios, along with a comparison to other companies in the same industries, historical trends by the companies and their industry sectors is conducted focusing on valuation and balance sheet and income statement information. Lastly, the three characteristics identified in the first step are evaluated further to view the dividend yield, assess the likelihood of capital appreciation, and to assess the expected volatility and risk for each security.

The Sub-Advisor will sell a security when one or more of the following occurs:

1)	the security’s dividend is reduced by more than 10% in dividend per share;

2)	the yield falls by more than 10% below targeted parameters and available alternate options in the Fund’s universe of investments;

3)	one or more actual or projected financial metrics over the previous two year period or analyst projections for the coming two year period show or project a flat or negative growth of the company’s income which cannot be readily identified as a temporary or non-recurring change;

4)	the company’s underlying debt rating falls below investment grade;

5)	its price target is realized; or

6)	the Fund requires cash to meet redemption requests.

As an actively managed ETF that does not seek to replicate the performance of a specified index, the Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.

From time to time the Fund may focus its investments in one or more particular sectors. As of April 30, 2026, the Fund focused its investments in the Financials sector.

Genter Capital Municipal Quality Intermediate ETF

As an actively managed ETF, the Fund will not seek to replicate the performance of an index. Under normal market conditions, the Fund invests at least 80% of its net assets in a diversified portfolio of municipal obligations, the interest on which is exempt from regular federal income tax. While these securities will be exempt from federal income taxes, a significant portion of these securities could be subject to the alternative minimum tax. The Fund normally invests in municipal obligations rated A or higher by S&P, Fitch, or Moody’s or, if unrated, determined by the Sub-Advisor to be of comparable quality at the time of purchase. The Fund may invest up to 30% of its net assets in municipal obligations rated BBB by S&P, Fitch or Moody’s or, if unrated, determined by the Sub-Advisor to be of comparable quality. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. The Fund may continue to hold securities that are downgraded (including bonds downgraded to below investment grade credit quality (“junk bonds”)) if the Sub-Advisor believes it would be advantageous to the Fund to do so.

With respect to its investments in municipal obligations, the Fund invests primarily in general obligation or revenue bonds. General obligation bonds are backed by the general revenue of the issuing municipality, while revenue bonds are supported by a specific revenue source, such as income from a toll road or sewer system. The Fund currently targets an average portfolio duration of approximately 2 to 4.5 years and an average weighted portfolio maturity of approximately 3 to 6 years but may invest in securities of any maturity or duration and may in the future alter its maturity or duration target range. The Fund may use various techniques to shorten or lengthen its dollar-weighted average portfolio duration, including the acquisition of municipal obligations at a premium or discount. A premium municipal obligation is priced above the stated face value of the municipal obligation (also known as par). During periods of rising interest rates, municipal obligations may be offered and traded at a “discount,” which is when the municipal obligation is priced below par. The portfolio managers will generally will to enhance after-tax total return by actively engaging in relative value trading within the portfolio. The Sub-Advisor defines relative value trading as taking advantage of price opportunities in the markets for municipal obligations by looking for market inefficiencies using the Sub-Advisor’s assessment of creditworthiness of the issuer, analysis of an issuer’s revenue history and projections of revenues to be used as sources of repayment for the debt issue, the issuer’s credit strength as measured by rating agencies, economic growth prospects in the regional economy that may affect the issuer, and the pricing of new issue and secondary market municipal issues of comparable quality. The same factors are used to assist the Sub-Advisor in making decisions to sell investments. With respect to 20% of its net assets, the Fund may invest in municipal obligations that are not exempt from regular federal income tax, direct obligations of the U.S. Treasury and/or obligations of U.S. Government agencies, instrumentalities and government-sponsored enterprises. The Fund may hold cash and may invest in cash equivalents and money market instruments with up to 20% of the Fund’s net assets.

The Sub-Advisor’s process for selecting municipal obligations for purchase and sale generally includes consideration of the creditworthiness of the issuer obligated to repay the obligation. In evaluating creditworthiness, the Sub-Advisor considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. The portfolio managers may sell a security when its credit quality declines, when the remaining maturity of a fixed-income security reaches a certain point or to pursue more attractive investment options.

As an actively managed ETF that does not seek to replicate the performance of a specified index, the Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.

Genter Capital Taxable Quality Intermediate ETF

As an actively managed ETF, the Fund will not seek to replicate the performance of an index. Under normal market conditions, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in investment grade, intermediate term securities. The term “taxable” in the Fund’s name refers to taxable fixed income instruments, and the term “quality” in the Fund’s name refers to investment grade securities. These investment grade, intermediate term securities will be U.S. Treasuries, TIPS, FRN, U.S. agency bonds, U.S. agency mortgage backed securities, U.S. dollar denominated investment grade foreign (non U.S.) government issued debt securities, domestic and foreign investment-grade corporate bonds, domestic commercial mortgage backed securities, domestic commercial asset backed securities, and domestic preferred securities, all with a weighted average duration of no more than 150% of the Bloomberg Intermediate U.S. Government/Credit Index or less than 50% of the Bloomberg Intermediate U.S. Government/Credit Index. The Bloomberg Intermediate U.S. Government/Credit Index had a weighted average maturity of 4.26 years and a weighted average duration of 3.74 years as of December 31, 2025.

The average maturity or duration of the Fund’s portfolio will vary based on the Sub-Advisor’s assessment of economic and market conditions, as well as current and anticipated changes in interest rates. Maturity is the agreed-upon date on which an investment ends, triggering the repayment of the fixed income security. Duration measures the sensitivity of a fixed income security’s price to changes in interest rates.

The Sub-Advisor expects to actively adjust the Fund’s average maturity and average duration to meet its expectations of opportunity for incremental income and yield from the portfolio given its outlook for macroeconomic conditions and expected change, microeconomic credit quality of issuers, and other factors that affect the fixed income markets in general and issuers specifically (these include the current macroeconomic cycle of growth, recession, rates of growth in the economy and the Sub-Advisor’s assessment of how the Federal Reserve and the largest central banks, especially in Europe and Asia, might adjust monetary policy in the coming economic quarters and fiscal years). When considering the future direction of market interest rates and economic policy, the Sub-Advisor believes that consumer debt levels, government debt levels as a percentage of current and projected gross domestic product, corporate debt levels as a percentage of revenues, and net capital are some of the more important factors to consider. Each of these factors contributes to the Sub-Advisor’s assessment of the preferred average maturity and duration of the Fund’s portfolio at any given time.

The securities in which the Fund invests will typically be investment grade. The Fund will generally sell a security if the investment rating is downgraded to below investment grade; however, the timing of any such sale will be in the Advisor’s discretion to maximize the value received for the sale of the security.

The U.S. agency bonds in which the Fund invests are mortgage-backed securities guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities, or sponsored corporations. These mortgage-backed securities include, among others, government mortgage pass-through securities (a security based on mortgage receivables that provides the investor a right to a portion of those profits), and CMOs.

As an actively managed ETF that does not seek to replicate the performance of a specified index, the Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.

From time to time the Fund may focus its investments in one or more particular sectors. As of April 30, 2026, the Fund focused its investments in the Financials sector.

Principal Investment Risks

The Funds are subject to various risks, including the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. You could lose all or part of your investment in the Funds, and the Funds could underperform other investments.

	Genter Capital Dividend Income ETF	Genter Capital International Dividend ETF	Genter Capital Municipal Quality Intermediate ETF	Genter Capital Taxable Quality Intermediate ETF
Alternative Minimum Tax Risk			X
Authorized Participant Risk	X	X	X	X
Call/Prepayment Risk			X	X
Credit/Default Risk			X	X
Cybersecurity Risk	X	X	X	X
Dividend Payment Risk	X	X
Early Close/Trading Halt Risk	X	X	X	X
Equity Securities Risk	X	X
ETF Structure Risk	X	X	X	X
Fixed Income Risk			X	X
Floating Rate Obligations Risk				X
Foreign Securities Risk		X		X
High Yield Debt Securities Risk			X	X
Inflation Protected Securities Risk				X
Interest Rate Risk			X	X
Investment Risk	X	X	X	X
Limited History of Operations Risk	X	X
Management Risk	X	X	X	X
Market Risk	X	X	X	X

	Genter Capital Dividend Income ETF	Genter Capital International Dividend ETF	Genter Capital Municipal Quality Intermediate ETF	Genter Capital Taxable Quality Intermediate ETF
Mortgage- and Asset-Backed Securities Risk				X
Municipal Issuer Focus Risk			X
Municipal Securities Risk			X
Preferred Securities Risk				X
Risk from Selling or Writing Call Options	X
Sector Focus Risk		X		X
Small- and Mid-Cap Securities Risk	X	X
Sovereign Debt Risk				X
Tax Risk			X
U.S. Government Securities Risk			X	X

Alternative minimum Tax Risk. Although the fund seeks to distribute tax-exempt income, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, which invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Call/Prepayment Risk. During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the Fund reinvesting proceeds at lower interest rates, resulting in a decline in the Fund’s income. Securities subject to prepayment risk generally offer less potential for gains and greater price volatility than other income-bearing securities of comparable maturity.

Credit/Default Risk. Credit risk is the risk that issuers or guarantors of debt instruments is unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social, or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and Share price.

Cybersecurity Risk. With the increased use of technologies such as the internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security, and related risks. As part of its business, the Sub-Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Fund and its service providers therefore susceptible to cybersecurity risk. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund or its advisor, custodians, fund accountant, fund administrator, transfer agent, pricing vendors and/or other third-party service providers may adversely impact the Fund and its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. The Fund also may incur substantial costs for cybersecurity risk management in order to guard against any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result.

Dividend Payment Risk. As a group, securities that pay high dividends may fall out of favor with investors and underperform companies that do not pay high dividends. Also, changes in the dividend policies of such companies and the capital resources available for such companies' dividend payments may affect the Fund. While the Fund may hold securities of companies that have historically paid a dividend, those companies may reduce or discontinue their dividends, thus reducing the yield of the Fund. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may be worse than the market return of other investment strategies or the overall stock market. High-dividend stocks may not experience high earnings growth or capital appreciation. The Fund's performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stock.

Early Close/Trading Halt Risk: The Fund’s investment in equity securities are subject to the risk that an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses. This risk is heightened for the foreign securities that underly the ADRs in which the Genter Capital International Dividend ETF invests because foreign markets are generally subject to more disruptions than domestic exchanges.

Equity Securities Risk. Equity Securities Risk. Investments in equity securities may fluctuate in value response to many factors, including general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. During temporary or extended bear markets, the value of equity securities will decline, which could also result in losses for the Fund.

ETF Structure Risks.  The Fund is structured as an ETF and as a result is subject to certain risks, including:

●	Not individually redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units” which are only available to APs. Retail investors may only purchase or sell shares on the Exchange. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Cash purchases. To the extent Creation Units are purchased or sold by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

●	Market price variance risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

■	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Share and the Fund's net asset value.

■	To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the Shares, which can lead to differences between the market value of Shares and the Fund's net asset value.

■	The market price for the Shares may deviate from the Fund's net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Shares than the Fund's net asset value, which is reflected in the bid and ask price for Shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund's domestic trading day, which could lead to differences between the market value of the Shares and the Fund's net asset value.

■	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund's net asset value.

Fixed Income Risk. Fixed income risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early or later than expected, potentially reducing the amount of interest payments or extending time to principal repayment). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. When the Fund invests in fixed income securities the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. If the U.S. Federal Reserve’s Federal Open Market Committee (“FOMC”) raises the federal funds interest rate target, interest rates across the U.S. financial system may rise. However, the magnitude of rate changes across maturities and borrower sectors is uncertain. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to the Fund and its shareholders. Default risk increases if issuers must borrow at higher rates. Generally, these changing market conditions may cause the Fund’s share price to fluctuate or decline more than other types of equity investments.

Floating Rate Obligations Risk. A floating rate obligation's value and coupon rate may be adversely impacted when market interest rates change. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade fixed income securities or other types of income-producing securities, which may have an adverse impact on a floating rate obligation's market price. There is also a potential that there is no active market to trade floating rate obligations, that there may be restrictions on their transfer, or that the issuer may default. As a result, the Fund may be unable to sell floating rate obligations at the desired time or may be able to sell only at a price less than fair market value.

Foreign Securities Risk. The Fund could be subject to greater risks because the Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector. Changes in foreign economies and political climates are more likely to affect the Fund than a fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

●	ADRs Risk. ADRs may be subject to some of the same risks as those described above for investments in foreign securities. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

High Yield Debt Securities Risk. Compared to higher quality debt securities, high yield debt securities (also referred to as junk bonds or below-investment grade bonds) and other low-rated securities involve a greater risk of default or price changes due to changes in the credit quality of the issuer. Compared to higher quality debt securities, high yield debt securities are more likely to be unsecured and are more likely to be subordinated to other creditors; claims. High yield debt securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at an acceptable price, thus subjecting the Fund to a substantial risk of loss. The secondary market for below investment grade securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the fund's ability to dispose of a particular high yield security. There are fewer dealers in the market for high yield securities than for investment grade securities. The prices quoted by different dealers may vary significantly and the spread between the bid and asked price is generally much larger for high yield securities than for higher quality securities.

Inflation-Protected Securities Risk. The value of inflation-protected securities, such as TIPS, generally will fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. In addition, interest payments on inflation-protected securities will generally vary up or down along with the rate of inflation. Real interest rates are generally measured as a nominal interest less an inflation rate. As such, investors should be aware that an investment in TIPS over a particular timeframe may decrease in value even in an inflationary environment. Interest payments on inflation-protected debt securities can be unpredictable.

Interest Rate Risk. As interest rates rise, the value of fixed income securities held by a Fund are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy (including the Federal Reserve ending its “quantitative easing” policy of purchasing large quantities of securities issued or guaranteed by the U.S. government), rising inflation, and changes in general economic conditions. Interest rate changes can be sudden and unpredictable. Rising interest rates may lead to decreased liquidity in the bond markets, making it more difficult for a Fund to value or sell some or all of its bond investments at any given time. Changes in interest rates may also affect a Fund’s share price; a sharp rise in interest rates could cause a Fund’s share price to fall.

The average duration of a Fund’s portfolio of fixed income securities will vary based on the Sub-Advisor’s assessment of economic and market conditions, as well as current and anticipated changes in interest rates. Duration measures the price sensitivity of a security to interest rate changes and is typically expressed as a period of time. Duration differs from maturity, which is the time until a fixed income security’s issuer is obligated to pay the principal due on such security; however, a fixed income security’s duration increases as its maturity increases and decreases as its maturity decreases, meaning longer-maturity securities have higher durations than those with shorter maturity. The longer the duration of the securities held in a Fund’s portfolio, the more sensitive a Fund’s portfolio will be to a change in interest rates. As the value of a security changes over time, so will its duration, which in turn will affect the Fund’s duration. A 1% change in interest rates is typically estimated to change the price of a fixed income security by 1% for each year of the security’s duration. For example, if a fixed income security has a duration of three years, a 1% rise in interest rates would typically be expected to reduce the price of the security by approximately 3%. Similar estimates would typically apply the Fund based on the portfolio’s average duration. Accordingly, securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Duration is an estimate of a security’s sensitivity to changes in prevailing interest rates that is based on certain factors that may prove to be incorrect. It is therefore not an exact measurement and may not be able to reliably predict a particular security’s price sensitivity to changes in interest rates.

Investment Risk. The value of the Fund’s investments, like other market investments, may move up or down, sometimes rapidly and unpredictably. All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objectives will be achieved.

Any real or perceived adverse economic changes, local, regional, or global events such as way, acts of terrorism, disasters, trade disputes, disputes with specific countries that could result in additional tariffs, trade barriers, and/or investment restrictions in certain securities of those countries, the spread of infectious illness or public health issues, recessions, raising of interest rates, or other events could have a materials adverse impact on the Fund or its investments. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions, and the market in general, in ways that cannot be foreseen. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. These volatile and often difficult global market conditions have episodically adversely affected the market values of many securities, and this volatility may continue, and conditions could even deteriorate further. Some of the largest banks and companies across many sectors of the economy in the United States and Europe have declared bankruptcy, entered into insolvency, administration or similar proceedings, been nationalized by government authorities, and/or agreed to merge with or be acquired by other banks or companies that had been considered their peers. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence and market liquidity.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing global conflicts may have adverse spill-over effects into the global financial markets generally.

Limited History of Operations Risk. The Fund has a limited history of operations. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Sub-Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. Legislative, regulatory, or tax developments may affect the investment techniques available to the portfolio managers in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective. The portfolio managers’ judgments about the attractiveness, income potential, and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect, and there is no guarantee that the portfolio managers’ judgment will produce the desired results. The portfolio managers may rely on poorly chosen, ineffective investment techniques or risk analysis, and they may apply poor judgement to otherwise effective investment and analysis methods. Investors may lose money as a result.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

Mortgage- and Asset-Backed Securities Risks. MBS (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these MBS and asset-backed securities differ from traditional fixed income securities. Like traditional fixed income securities, the value of MBS or asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on MBS or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, MBS and asset-backed backed securities are subject to “prepayment risk” and “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed income securities.

Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Prepayment reduces the yield to maturity and the average life of the MBS or asset-backed securities. The maturity of certain securities, such as MBS and ABS, is calculated using the security’s weighted-average life. Estimated prepayment rates for these securities are used in this calculation. If actual prepayment rates differ from the estimates used in calculating the weighted-average life, each Fund’s yield and/or share price could be negatively affected.

Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Rising interest rates tend to extend the duration of MBS and asset-backed securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities. As a result, in a period of rising interest rates, MBS and asset-backed securities may exhibit additional volatility and may lose value.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS. Because prepayment rates of individual mortgage pools vary widely, the maturity of a particular pool cannot be predicted precisely. A Fund’s investments in asset-backed securities are subject to risks similar to those associated with MBS, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn.

MBS may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Each Fund will not invest in CMO tranches which represent a right to receive interest only (“Ios”), principal only (“Pos”), or an amount that remains after other floating-rate tranches are paid (an inverse floater). If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that such Fund could lose all or substantially all of its investment.

Ongoing developments in the residential mortgage market may have additional consequences to the market for mortgage-backed securities. In past years, delinquencies and losses generally increased with respect to securitizations involving residential mortgage loans and potentially could begin increasing again as a result of a weakening housing market and the seasoning of securitized pools of mortgage loans. Many so-called sub-prime mortgage pools are currently distressed and may be trading at significant discounts to their face value.

Mortgage lenders have adjusted their loan programs and underwriting standards, which has reduced the availability of mortgage credit to prospective mortgagors. This has resulted in reduced availability of financing alternatives for mortgagors seeking to refinance their mortgage loans. The reduced availability of refinancing options for mortgagors has resulted in higher rates of delinquencies, defaults, and losses on mortgage loans, particularly in the case of, but not limited to, mortgagors with adjustable rate mortgage loans or interest-only mortgage loans that experience significant increases in their monthly payments following the adjustment date or the end of the interest-only period. These events, alone or in combination with each other and with deteriorating economic conditions in the general economy, may continue to contribute to higher delinquency and default rates on mortgage loans. The tighter underwriting guidelines for residential mortgage loans, together with lower levels of home sales and reduced refinance activity, also may have contributed to a reduction in the prepayment rate for mortgage loans generally and this may continue. The values of mortgage-backed securities may be substantially dependent on the servicing of the underlying mortgage pools, and therefore are subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. In certain circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying collateral.

The U.S. Government conservatorship of Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Corporation (“Fannie Mae”) in September 2008 and its ultimate resolution may adversely affect the real estate market, the value of real estate-related assets generally, and markets generally. There may be proposals from the U.S. Congress or other branches of the U.S. Government regarding the conservatorship, including regarding reforming Fannie Mae and Freddie Mac or winding down their operations, which may or may not come to fruition. There can be no assurance that such proposals, even those that are not adopted, will not adversely affect the values of the Fund’s assets.

The Federal Housing Finance Agent (“FHFA”), as conservator or receiver of Fannie Mae and Freddie Mac, has the power to repudiate any contract entered into by Fannie Mae or Freddie Mac prior to its appointment if it determines that performance of the contract is burdensome, and repudiation of the contract promotes the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. In the event the guaranty obligations of Fannie Mae or Freddie Mac are repudiated, the payments of interest to holders of Fannie Mae or Freddie Mac mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

In its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of Fannie Mae or Freddie Mac without any approval, assignment or consent. If FHFA were to transfer any such guaranty obligation to another party, holders of Fannie Mae or Freddie Mac mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

Commercial mortgage-backed securities (“CMBS”) are subject to additional risks associated with a lack of standardized terms, relatively sorter maturities as compared to residential mortgage-backed securities, and payment of all or substantially all of the principal at maturity, rather than regular amortization of principal. Moreover, the features, type and use of the commercial properties securing the underlying pool of mortgages may add to the overall risk of investing in CMBS. CMBS have historically been more volatile in response to adverse changes in economic conditions and circumstances than residential mortgage-backed securities.

Municipal Issuer Focus Risk. The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund's investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.

Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades or the bankruptcy of an issuer could have a significant effect on the issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. In addition, there is a risk that, as a result of the recent economic crisis, the ability of any issuer to pay, when due, the principal or interest on its municipal bonds may be materially affected. Certain municipalities may have difficulty meeting their obligations due to, among other reasons, changes in underlying demographics. These actions present heightened risks to debt instruments, and such risks could be even further heightened if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes. Municipal instruments may be susceptible to periods of economic stress, which could affect the market values and marketability of municipal obligations of issuers in a state, U.S. territory, or possession. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market.

Municipal securities include general obligation bonds, which are backed by the “full faith and credit” of the issuer, which has the power to tax residents to pay bondholders. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. General obligation bonds generally are not backed by revenues from a specific project or source.

Municipal securities also include revenue bonds, which are generally backed by revenue from a specific project or tax. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. Municipal securities also include special tax bonds, which are usually backed and payable through a single tax, or series of special taxes such as incremental property taxes. The failure of the tax levy to generate adequate revenue to pay the debt service on the bonds may cause the value of the bonds to decline. Municipal securities backed by current or anticipated revenues from a specific project or specific assets or a specific tax can be negatively affected by the discontinuance of that taxation or the inability to collect revenues for the project or from the assets or tax. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

The bond markets may experience reduced liquidity due to events such as limited trading activity, reductions in bond inventory, market volatility, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund's ability to sell a holding at a suitable price. The market for municipal bonds may be less liquid than for taxable bonds. There may also be less information available on the financial condition of issuers of municipal securities than for public corporations. The reorganization of a municipality’s debts may include extending debt maturities, reducing the amount of principal or interest, refinancing the debt or taking other measures, which may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Fund’s investments. The taxing power of any governmental entity may be limited and an entity’s credit may depend on factors which are beyond the entity’s control.

Preferred Securities Risk. Investing in preferred stock involves the following risks: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities. Because preferred stocks generally pay dividends only after the issuing company makes required payments to holders of its bonds and other debt, the value of preferred stocks generally is more sensitive than bonds and other debt or actual or perceived changes in the company's financial condition or prospects.

Risks from Selling or Writing Call Options. Writing option contracts can result in losses that exceed the Fund’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the security. If this occurred, the option could be exercised and the underlying security would then be sold by the Fund at a lower price than its current market value or in the of cash settled options, the Fund would be required to purchase the option at a price that is higher than the original sales price for such option. Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.

Sector Focus Risk.

Sector risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. Because the Fund invests more heavily in certain sectors, which are also closely related sectors affected by many of the same external factors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors. The sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory and government political and economic policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

●	Financials (Genter Capital International Dividend ETF, and Genter Capital Taxable Quality Intermediate ETF). The financial services industry is highly regulated and subject to extensive supervision by governmental and self-regulatory bodies, with changes in laws, regulations, capital requirements, or enforcement priorities potentially increasing compliance costs or constraining operations. Sector profitability is sensitive to macroeconomic conditions, interest rate fluctuations, inflation, and credit cycles, which can affect loan demand, investment activity, and asset valuations. Market volatility and liquidity constraints may impair trading, investment, and funding activities, while credit losses from borrower defaults can materially impact results. Companies in the financials sector have also been affected by increased competitive pressures from traditional institutions, fintech entrants, and evolving payment technologies, which could adversely affect the profitability or viability of such companies and may erode margins and market share. Cybersecurity threats, data breaches, and operational failures pose risks to client trust, regulatory standing, and financial performance. Although regulators have focused on and taken measures to stabilize the financial system, bank failures and liquidity concerns continue to impact companies in the banking and financial services industries. Further regulatory intervention may be required to stabilize the U.S. banking industry if U.S. banks appear to be at a risk of failure, which could result in other unforeseen adverse impacts on the economy.

Small- and Mid-Cap Securities Risk. Securities of small and medium sized companies are often less liquid than those of large companies and this could make it difficult to sell a small or medium sized company security at a desired time or price. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Sovereign Debt Risk. Investments in sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor's willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor's policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.

Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state or local income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal, state or local changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

U.S. Government Securities Risk. Debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities. Additionally, because of the rising U.S. Government debt burden, it is possible that the U.S. Government may not be able to meet its financial obligations or that securities issued or backed by the U.S. Government may experience credit downgrades. Such a credit event may adversely affect the financial markets or the broader U.S. or global economic outlook.

Temporary Defensive Positions

The Funds may, from time to time, take temporary defensive positions that are inconsistent with a Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions. During such circumstances, a Fund may hold up to 100% of its portfolio in cash or cash equivalent positions. When a Fund takes a temporary defensive position, that Fund may not be able to achieve its investment objective.

Management of the Funds

Investment Advisor

OBP Capital, LLC (“OBP” or the “Advisor”), acts as the Funds’ investment advisor pursuant to an advisory agreement with the Spinnaker ETF Series (the “Trust”), on behalf of the Funds (the “Advisory Agreement”). As Advisor, OBP has overall responsibility for the general management and administration of the Funds. The Advisor, located at 116 S. Franklin Street, Rocky Mount, North Carolina 27804, is registered with the Securities and Exchange Commission as an investment advisor. Pursuant to the Advisory Agreement, the Advisor manages the investment and reinvestment of the Funds’ assets and administers the affairs of the Funds to the extent requested by the Board of Trustees.

Advisor compensation. As full compensation for the investment advisory services provided to each Fund, the Advisor receives annual compensation based on each Fund’s average daily net assets at the annual rate of 0.20%.

For the fiscal year ended April 30, 2026, the Funds paid the Advisor management fees as a percentage of each Funds’ average daily net assets, as follows:

Fund	Management Fee Earned
Genter Capital Dividend Income ETF	0.20%
Genter Capital International Dividend ETF	0.20%
Genter Capital Municipal Quality Intermediate ETF	0.20%
Genter Capital Taxable Quality Intermediate ETF	0.20%

Investment Sub-Advisor

RNC Capital Management LLC d/b/a Genter Capital Management (“Genter Capital” or the “Sub-Advisor”), established in April 1998, acts as the Funds’ Investment Sub-Advisor pursuant to a sub-advisory agreement with the Trust and OBP (the “Sub-Advisory Agreement”). Genter Capital is located at 11601 Wilshire Boulevard 25th Floor, Los Angeles, California 90025. Genter Capital provides discretionary and non-discretionary asset management services to high net worth individuals and institutions using stocks, bonds, and ETFs.

Pursuant to the Sub-Advisory Agreement, Genter Capital furnishes an investment program for the Funds and manages the investment operations and composition of the Funds.

Sub-Advisor compensation. Pursuant to the Sub-Advisory Agreement, the Advisor pays the Sub-Advisor a sub-advisory fee out of the Advisor’s advisory fee for the services it provides, payable on a monthly basis, as a percentage of each Fund’s average daily net assets at the annual rate of 0.15%.

For the fiscal year ended April 30, 2026, the Advisor paid the Sub-Advisor management fees as a percentage of each Fund’s average daily net assets, as follows:

Fund	Sub-Advisory Fee Earned
Genter Capital Dividend Income ETF	0.15%
Genter Capital International Dividend ETF	0.15%
Genter Capital Municipal Quality Intermediate ETF	0.15%
Genter Capital Taxable Quality Intermediate ETF	0.15%

Approval of Advisory and Sub-Advisory Agreements. Discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement and Sub-Advisory Agreement for the Funds is available in the Funds’ reports filed on Form N-CSR for the fiscal year ended April 30, 2026.

Portfolio management. The portfolio managers are primarily responsible for the day-to-day operation of the Funds.

Fund	Portfolio Manager(s)
Genter Capital Dividend Income ETF	David P. Klatt David Pescherine
Genter Capital International Dividend ETF	David P. Klatt Glen Nam David Pescherine
Genter Capital Municipal Quality Intermediate ETF	Brian Pytlewski Paul Ryan
Genter Capital Taxable Quality Intermediate ETF	Alex Hall Taylor Rudnik

Genter Capital Dividend Income ETF and Genter Capital International Dividend ETF

David Pescherine, CFA, has been a portfolio manager of the Fund since its inception in January 2025. Mr. Pescherine joined the Sub-Advisor in 2006 as Vice President, Securities Analyst, and is a member of the Executive Management, Equity Research, and Investment Policy Committees. His equity securities research specializes in the Technology, Financial, Consumer Staples, and Telecommunications sectors. He was promoted to First Vice President in 2010, Senior Vice President Director of Equity Research in 2011, and Co-Portfolio Manager of the Dividend Income Strategy in 2019. Prior to joining the Sub-Advisor, Mr. Pescherine worked for First Union Bank as a portfolio manager. He then served as a sell side analyst with Citigroup. During his six-year tenure at Citigroup, he led a research team that specialized in electronics manufacturing services (EMS) in the technology sector. Mr. Pescherine earned a M.B.A. from the Stern School of Business at New York University and a B.S. from Penn State University. Mr. Pescherine is a CFA charterholder and a member of the CFA Institute and the CFA Society of Los Angeles.

David P. Klatt, CFA, has been a portfolio manager of the Fund since its inception in January 2025. Mr. Klatt is Vice President, Portfolio Manager and a member of the Investment Policy Committee of the Sub-Advisor. Mr. Klatt began his investment career at the Sub-Advisor in 1999 as a Marketing Analyst. In 2000, he joined the firm’s equity department, where he was subsequently promoted to Portfolio Manager Assistant. He received various promotions during his tenure in the department and in 2007 he assumed his current duties as Vice President and Portfolio Manager. Mr. Klatt earned a B.S. in Economics from the University of California, Los Angeles.

Genter Capital International Dividend ETF

Glen Nam, CFA, has been a portfolio manager of the Fund since its inception in January 2025. Mr. Nam is First Vice President, Portfolio Manager and Equity Analyst of the Sub-Advisor. Mr. Nam joined Genter Capital in 2011 specializing in Energy and Consumer Discretionary. Mr. Nam is a member of the Equity Strategy and Investment Policy Committees. Prior to joining Genter Capital, Mr. Nam served as an Equity Research Associate with Capital International covering the Energy and Retail sectors. Prior to his 7-year tenure at Capital he worked for Bank of America most recently as an Associate in their Corporate Finance group. Mr. Nam earned a B.A. in Economics from the University of California, Berkeley and is a CFA charterholder and a member of the CFA Society of Los Angeles.

Genter Capital Municipal Quality Intermediate ETF

Brian J. Pytlewski, has been a portfolio manager of the Fund since its inception in May 2024. Mr. Pytlewski is Senior Vice President, Director of Municipal Fixed Income of the Sub-Advisor, specializing in tax exempt fixed income securities, and a member of the Sub-Advisor’s Investment Policy Committee. Mr. Pytlewski began his investment career in 1994 as Investment Executive with Piper Jaffray & Company focusing on high-net-worth clients. He joined Genter Capital in 1999 as Portfolio Administrator, and he was then promoted to portfolio manager in 2000. Mr. Pytlewski earned a B.A. from Loyola Marymount University located in California. Mr. Pytlewski is a member of the National Federation of Municipal Analysts (NFMA), and the California Society of Municipal Analysts (CSMA).

Paul M. Ryan, has been a portfolio manager of the Fund since its inception in May 2024. Mr. Ryan is Senior Vice President, Portfolio Manager of the Sub-Advisor, specializing in tax exempt fixed income securities, and a member of the Sub-Advisor’s Investment Policy Committee. Mr. Ryan joined Genter Capital in 2001 as an Assistant Portfolio Manager for taxable fixed income accounts. He has received a series of promotions, culminating in his current position, which he undertook in 2006. Mr. Ryan began his career in the capital markets with Reuters America, Inc., providing sales support and client service for an array of different market data products. He previously was a Fixed Income Specialist at Financial Information Network, Inc. While there, he also developed expertise in the area of investment performance analytics. Mr. Ryan earned a B.A. in Political Science/Public Administration from California State University, Los Angeles and an M.B.A. from Drucker School of Management at Claremont Graduate University.

Genter Capital Taxable Quality Intermediate ETF

Alex Hall, CFA, has been a portfolio manager of the Fund since its inception in May 2024. Mr. Hall is Senior Vice President-Director of Fixed Income, Portfolio Manager of the Sub-Advisor, specializing in taxable fixed income securities, and a member of the Sub-Advisor’s Investment Policy Committee. Mr. Hall joined Genter Capital in 1994, receiving a series of promotions to his current position. Prior to joining Genter, he worked at a Real Estate Management firm in California. Mr. Hall earned a B.A. in Economics from the University of California, Los Angeles. He is a CFA charterholder and is a member of the CFA Institute and the CFA Society of Los Angeles.

Taylor Rudnick, CFA, has been a portfolio manager of the Fund since its inception in May 2024. Mr. Rudnick is First Vice President-Portfolio Manager of the Sub-Advisor, specializing in taxable fixed income securities, and a member of the Sub-Advisor’s Investment Policy Committee. Mr. Rudnick joined Genter Capital in 2005 as a Marketing Associate. He moved to the firm’s fixed income department in 2006 and received various promotions to his current position. Prior to joining Genter, Mr. Rudnick worked as Financial Services Representative with E-Trade Financial, Inc. Mr. Rudnick earned a B.S. in Managerial Economics from the University of California, Davis and is a CFA charterholder and member of the CFA Institute and the CFA Society of Los Angeles.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities of the Funds.

Shareholder Information

Purchase and Redemption of Shares

Shares of a Fund may be acquired or sold directly from the Fund at NAV only in Creation Units or multiples thereof, as discussed in the “How to Buy and Sell Shares” section of this prospectus. Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. Once created, shares of a Fund generally trade in the secondary market in amounts less than a Creation Unit. Most investors buy and sell shares of the Fund in secondary market transactions through brokers.

Shares of a Fund are listed for trading in the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. When buying or selling shares through a broker, you will incur customary brokerage commissions and other charges. You may incur the costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of a Fund (bid) and the lowest price a seller is willing to accept for shares of a Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because the Shares trade at market prices rather than net asset value, the price you pay or receive for the Shares may be greater than NAV (premium) or less than NAV (discount) of such shares.

The Funds trade on the Exchange under the ticker symbols set forth below:

Name of Fund	Ticker Symbol
Genter Capital Dividend Income ETF	GEND
Genter Capital International Dividend ETF	GENW
Genter Capital Municipal Quality Intermediate ETF	GENM
Genter Capital Taxable Quality Intermediate ETF	GENT

You can access recent information, including information on the Funds’ NAV, market price, premiums and discounts, and bid-ask spreads, on the Funds’ websites listed below.

Name of Fund	Website
Genter Capital Dividend Income ETF	www.genterfunds.com/GEND
Genter Capital International Dividend ETF	www.genterfunds.com/GENW
Genter Capital Municipal Quality Intermediate ETF	www.genterfunds.com/GENM
Genter Capital Taxable Quality Intermediate ETF	www.genterfunds.com/GENT

Book entry. Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of, and holds legal title to, all outstanding Shares of a Fund and is recognized as the owner of all outstanding Shares of the Fund.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book- entry or “street name” form.

How to Buy and Sell Shares

Pricing Shares. The trading price of a Share on the Exchange is based on the market price, not the Fund’s NAV, so it may differ from a Fund’s daily NAV and can be affected by market forces such as supply and demand, economic conditions and other factors. Information regarding the number of days the market price of a Shares was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV (i.e., premium or discount) for the most recently completed calendar year, and the most recently completed calendar quarter is available on the Funds’ website listed below:

Name of Fund	Website
Genter Capital Dividend Income ETF	www.genterfunds.com/GEND
Genter Capital International Dividend ETF	www.genterfunds.com/GENW
Genter Capital Municipal Quality Intermediate ETF	www.genterfunds.com/GENM
Genter Capital Taxable Quality Intermediate ETF	www.genterfunds.com/GENT

Determination of net asset value. The NAV per Share for a Fund is determined once daily as of the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day the NYSE is open for trading, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed income assets may be valued as of the announced closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. NAV per Share is determined by dividing the value of a Fund’s portfolio securities, cash, and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of Shares outstanding.

Fixed income securities are valued at market value. Market value generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer), or (iii) based on amortized cost. The Fund’s debt securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. To the extent a Fund’s debt securities are valued based on price quotations or other equivalent indications of value provided by a third-party pricing service, any such third-party pricing service may use a variety of methodologies to value some or all of a Fund’s debt securities to determine the market price. For example, the prices of securities with characteristics like those held by a Fund may be used to assist with the pricing process. The pricing service may use proprietary pricing models.

Equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the Exchange on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the Exchange on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and ask prices.

Securities will be valued at fair value when market quotations (or other market valuations such as those obtained from a pricing service) are not readily available or are deemed unreliable. Fair value determinations are made in accordance with the policies and procedures approved by the Board. Market quotations may not be readily available or may be determined to be unreliable when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a significant event. A significant event is an event that is likely to materially affect the value of the Fund’s investment. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the Exchange. In such a case, the value for a security is likely to be different from the last quoted market price. Due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such an asset’s sale.

Trading in securities on many foreign securities exchanges and over-the-counter markets is normally completed before the close of business on the NYSE. Securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days that are not U.S. business days. Changes in valuations of certain securities may occur at times or on days on which the Fund’s NAV is not calculated and on which a Fund does not affect sales or redemptions of its shares.

Creation Units. Investors such as market makers, large investors, and institutions who wish to deal in Creation Units (large specified blocks of 10,000 shares or multiples thereof) directly with a Fund must have entered into an authorized participant agreement with Paralel Distributors LLC (the “Distributor”), and be accepted by the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchase and redemption of Creation Units. For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

How to buy Creation Units. In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of securities (the “Deposit Securities”) (and/or an amount in cash in lieu of some or all of the Deposit Securities) and generally make a cash payment referred to as the “Cash Component.” For those APs that are not eligible for trading a Deposit Security, and in such other circumstances as the Sub-Advisor believes are in the best interests of a Fund, custom orders are available. The list of the names and the amounts of the Deposit Securities is made available by a Fund’s custodian through the facilities of the NSCC immediately prior to the opening of business each day of the Exchange. The Cash Component represents the difference between the NAV of a Creation Unit and the market value of the Deposit Securities. In the case of custom orders, cash- in-lieu may be added to the Cash Component to replace any Deposit Securities that either the AP may not be eligible to trade, or the Sub-Advisor believes are in the best interests of a Fund not to accept in-kind.

Orders must be placed in proper form by or through an AP that is a participant of the DTC (“DTC Participant”). All standard orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the Distributor in proper form no later than the close of regular trading on the NYSE (ordinarily 4:00 p.m. Eastern time) (“Closing Time”) in order to receive that day’s closing NAV per Share. In the case of custom orders, the order must be received by the Distributor no later than one hour prior to Closing Time in order to receive that day’s closing NAV per Share. A custom order may be placed by an AP in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or any other relevant reason. A fixed creation transaction fee of $250 per transaction (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional variable charge for cash creations or partial cash creations may also be imposed to compensate each Fund for the costs associated with buying the applicable securities. A Fund may adjust these fees from time to time based on actual experience. The price for each Creation Unit will equal the Fund’s daily NAV per share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain cash at least equal to at least 105% of the market value of the missing Deposit Securities on deposit with the Trust.

For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

Legal restrictions on transactions in certain securities. An investor subject to a legal restriction with respect to a particular security required to be deposited in connection with the purchase of a Creation Unit may, at a Fund’s discretion, be permitted to deposit an equivalent amount of cash in substitution for any security which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

Redemption of Creation Units. Shares may be redeemed only in Creation Units by or through an Authorized Participant at their NAV and only on a day the Exchange is open for business. The Funds’ custodian makes available immediately prior to the opening of business each day of the Exchange, through the facilities of the NSCC, the list of the names and the amounts of each Fund’s portfolio securities that will be applicable that day to redemption requests in proper form (“Redemption Securities”). Redemption Securities received on redemption may not be identical to Deposit Securities, which are applicable to purchases of Creation Units. Unless cash redemptions or partial cash redemptions are available or specified for a Fund as set forth below, the redemption proceeds consist of the Redemption Securities, plus cash in an amount equal to the difference between the NAV of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Redemption Securities (the “Cash Redemption Amount”), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Redemption Securities have a value greater than the NAV of Shares being redeemed, a compensating cash payment to a Fund equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for, by or on behalf of the redeeming shareholder.

An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) in order to receive that day’s closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than one hour prior to Closing Time.

For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

Distributions. Fund shareholders are entitled to their share of a Fund’s income and net realized gains on its investments. Each Fund pays out substantially all its net earnings to its shareholders as “distributions.” Income dividends, if any, are distributed to shareholders quarterly. Net capital gains are distributed annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Some portion of each distribution may result in a return of capital (which is a return of the shareholder’s investment in the Fund). Fund shareholders will be notified regarding the portion of the distribution that represents a return of capital.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through which the shares were purchased makes such an option available.

Frequent Purchases and Redemptions

Shares can only be purchased and sold directly from the Funds in Creation Units by APs, and the vast majority of trading in a Share occurs on the secondary market. Because the secondary market trades do not directly involve the Funds, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds’ trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to the Funds and increased transaction costs, which could negatively impact the Funds’ ability to achieve their investment objectives. However, direct trading by APs is critical to ensuring that Shares trade at or close to NAV. The Funds also employ fair valuation pricing to minimize potential dilution from market timing. The Funds impose transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Funds in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of Shares.

Fund Service Providers

Administrator. The Nottingham Company (“Nottingham”), located at 116 South Franklin Street, Rocky Mount, North Carolina 27804, has served as the administrator to the Trust pursuant to a Fund Accounting & Administration Services Agreement (the “Legacy Agreement”). The Trust became aware that, within the past fiscal quarter, a transaction involving Nottingham may have resulted in the assignment and termination of the Legacy Agreement. Based on the information regarding the Nottingham transaction, a new long-term agreement may be sought, which may have terms materially different from the Legacy Agreement (the “Long-Term Agreement”). If necessary and/or until a Long-Term Agreement is approved and executed, during such period, Nottingham will continue to provide administrative services for the Trust, consistent with the terms of the Legacy Agreement, related to the services to be rendered, as discussed below. In the absence of an agreement to provide the services contemplated by the Legacy Agreement, the Trust’s failure to pay for services rendered could be detrimental to the Trust and its operations.

Consistent with the terms of the Legacy Agreement, the administrator receives a unitary administration services fee of 0.18%, which is designed to pay the Funds’ expenses and to compensate the Administrator for providing service for the Funds. Out of the unitary administration services fee, the Administrator pays substantially all expenses of the Funds, including the costs of fund accounting and net asset value calculation, transfer agency, custody, fund administration, support for the Funds’ relationships with market makers and Authorized Participants, legal, audit, printing, filing fees and registration expenses, insurance, exchange fees and other services, and Independent Trustees’ fees, but excluding (i) investment advisory and sub-advisory fee payment under the Trust’s agreements with the Advisor and Sub-Advisor; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the advisor or sub-advisor).

Custodian. UMB Bank, n.a., (“UMB”) located at 1010 Grand Blvd, Kansas City, Missouri 64106 also serves as a custodian for the Funds. UMB is responsible for holding all cash assets and all portfolio securities of the Funds, releasing and delivering such securities as directed by the Funds, maintaining bank accounts in the name of the Funds, receiving for deposit into such accounts payments for Shares, collecting income and other payments due the Funds with respect to portfolio securities, and paying out monies of the Funds.

Transfer Agent. Nottingham Shareholder Services LLC (the “Transfer Agent”), located at 116 South Franklin Street, PO Box 4365, Rocky Mount, North Carolina 27803-0365, serves as the transfer agent for the Funds and serves as the dividend disbursing agent for the Funds.

Distributor. Paralel Distributors LLC is the distributor for the Shares (the “Distributor”). The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Counsel. Stradley Ronon Stevens & Young, LLP, located at 2005 Market Street, Suite 2600, Philadelphia, PA 19103 serves as counsel to the Trust.

Independent registered public accounting firm. Tait, Weller & Baker LLP, located at Two Liberty Place, 50 S. 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102-2529, serves as the Funds’ independent registered public accounting firm. They audit the Funds’ financial statements and perform other related audit services.

Federal Income Taxation

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when:

●	A Fund makes distributions,

●	You sell your Shares listed on the Exchange, and

●	You purchase or redeem Creation Units.

Taxes on Distributions

Distributions from the Funds’ net investment income (other than qualified dividend income), including distributions of income from securities lending and distributions out of the Funds’ net short-term capital gains, if any, are taxable to you as ordinary income. Distributions by the Funds of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held the Funds’ shares. Distributions by the Funds that qualify as qualified dividend income are taxable to you at long-term capital gain rates. Long-term capital gains and qualified dividend income are generally eligible for taxation at a maximum rate of 15% for non-corporate shareholders with incomes below approximately $400,000 ($450,000 if married and filing jointly), amounts adjusted annually for inflation, and 20% for individuals with any income above these amounts that is net long-term capital gain or qualified dividend income. A 3.8% U.S. federal Medicare contribution tax is imposed on “net investment income,” including, but not limited to, interest, dividends, and net gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married and filing jointly) and of estates and trusts.

Dividends will be qualified dividend income to you if they are attributable to qualified dividend income received by the Funds. Generally, qualified dividend income includes dividend income from taxable U.S. corporations, provided that the Funds satisfy certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. Substitute dividends received by the Funds with respect to dividends paid on securities lent out will not be qualified dividend income. For this purpose, a qualified non-U.S. corporation means any non-U.S. corporation that is eligible for benefits under a comprehensive income tax treaty with the United States, which includes an exchange of information program or if the stock with respect to which the dividend was paid is readily tradable on an established United States securities market. The term excludes a corporation that is a passive foreign investment company.

Dividends received by the Funds from another RIC generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such RIC.

For a dividend to be treated as qualified dividend income, the dividend must be received with respect to a share of stock held without being hedged by the Funds, and with respect to a share of the Funds held without being hedged by you, for 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date.

If your Shares are loaned out pursuant to a securities lending arrangement, you may lose the ability to treat Fund dividends paid while the shares are held by the borrower as qualified dividend income. You may lose the ability to use foreign tax credits passed through by the Funds if your Shares are loaned out pursuant to a securities lending agreement.

In general, your distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

If the Funds’ distributions exceed current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. Distributions in excess of the Funds’ minimum distribution requirements, but not in excess of the Funds’ earnings and profits, will be taxable to shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder's cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. Once a shareholder's cost basis is reduced to zero, further distributions will be treated as capital gain if the shareholder holds shares of the Funds as capital assets.

Distributions by a Fund which holds more than 50% of its net assets by value in tax-free municipal bonds will be tax-exempt to the shareholder to the extent attributable to such municipal bonds.

If you are neither a resident nor a citizen of the United States or if you are a non-U.S. entity, the Funds’ ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale or other disposition of shares of the Funds.

A 30% withholding tax is currently imposed on U.S.-source dividends, interest, and other income items, and will be imposed on proceeds from the sale of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the Internal Revenue Service (“IRS”) information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses, and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and determine certain other information as to their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply or agree to provide certain information to other revenue authorities for transmittal to the IRS.

Dividends, interest, and capital gains earned by the Funds with respect to non-U.S. securities may give rise to withholding, capital gains and other taxes imposed by non-U.S. countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the total assets of the Funds at the close of a year consists of non-U.S. stocks or securities (generally, for this purpose, depositary receipts, no matter where traded, of non-U.S. companies are treated as “non-U.S.”), the Funds may “pass through” to you certain non-U.S. income taxes (including withholding taxes) paid by the Funds. This means that you would be considered to have received as an additional dividend your share of such non-U.S. taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your U.S. federal income tax.

For purposes of foreign tax credits for U.S. shareholders of the Funds, foreign capital gains taxes may not produce associated foreign source income, thereby limiting a U.S. person's ability to use such credits.

If you are a resident or a citizen of the United States, by law, back-up withholding at a 28% rate will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax adviser with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or sell Creation Units, you will be sent a confirmation statement showing how many and at what price you purchased or redeemed Shares.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions, and sales of Shares. Consult your personal tax adviser about the potential tax consequences of an investment in Shares under all applicable tax laws.

Other Important Information

Portfolio holdings information. A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”). On each business day, before commencement of trading on the Exchange, the Funds will disclose the identities and quantities of the Funds’ portfolio holdings that will form the basis for the Funds’ calculation of NAV at the end of the business day. These disclosures can be found at:

Genter Capital Dividend Income ETF	www.genterfunds.com/GEND
Genter Capital International Dividend ETF	www.genterfunds.com/GENW
Genter Capital Municipal Quality Intermediate ETF	www.genterfunds.com/GENM
Genter Capital Taxable Quality Intermediate ETF	www.genterfunds.com/GENT

Fund fact sheets provide information regarding each Fund’s top holdings and may be requested by calling 1-800-773-3863.

Premium/discount information. Information regarding how often the Shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds during the prior calendar year and subsequent quarters, when available will be available at:

Genter Capital Dividend Income ETF	www.genterfunds.com/GEND
Genter Capital International Dividend ETF	www.genterfunds.com/GENW
Genter Capital Municipal Quality Intermediate ETF	www.genterfunds.com/GENM
Genter Capital Taxable Quality Intermediate ETF	www.genterfunds.com/GENT

Financial Highlights

The Financial Highlights table is intended to help you understand each Funds’ financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). The financial data in the table, for the fiscal years ended April 30, 2026, and April 30, 2025, has been audited by the independent registered public accounting firm Tait, Weller & Baker, LLP. Tait, Weller & Baker, LLP, whose report, along with the Fund’s financial statements and notes thereto, are included in the Fund’s Form N-CSR filed with the SEC, which were also incorporated by reference into the Statement of Additional Information and are included in the annual financial statements, which are available upon request. Further information about the performance of the Funds is contained in the Annual Report and financial statements for the Funds, a copy of which may also be obtained at no charge by calling the Funds at 1-800-773-3863.

Genter Capital Dividend Income ETF
Financial Highlights
	April 30,
For a share outstanding during period ended	2026	2025(a)
Net Asset Value, Beginning of Period	$10.03	$10.00
Income from Investment Operations:
Net Investment Income(b)	0.31	0.09
Net realized and unrealized gain from investment transactions	2.80	—
Total from Investment Operations	3.11	0.09
Less Distributions From:
Net investment income	(0.35)	(0.06)
Total Distributions	(0.35)	(0.06)

Net Asset Value, End of Period	$12.79	$10.03

Total Return	31.44%	0.89%	(d)
Net Assets, End of Period (in thousands)	$4,477	$602

Ratios of:
Net Expenses to Average Net Assets	0.38%	0.38%	(c)
Net Investment Income	2.67%	2.87%	(c)
Portfolio turnover rate	9.34%	10.12%	(d)
(a)	The Fund commenced operations on January 13, 2025.
(b)	Calculated using the average shares method.
(c)	Annualized
(d)	Not annualized

Genter Capital International Dividend ETF
Financial Highlights
	April 30,
For a share outstanding during period ended	2026	2025(a)
Net Asset Value, Beginning of Period	$11.30	$10.00
Income from Investment Operations:
Net Investment Income(b)	0.36	0.10
Net realized and unrealized gain from investment transactions	3.40	1.25
Total from Investment Operations	3.76	1.35
Less Distributions From:
Net investment income	(0.39)	(0.05)
Total Distributions	(0.39)	(0.05)

Net Asset Value, End of Period	$14.67	$11.30

Total Return	33.98%	13.41%	(d)
Net Assets, End of Period (in thousands)	$4,841	$678

Ratios of:
Net Expenses to Average Net Assets	0.38%	0.38%	(c)
Net Investment Income	2.68%	3.03%	(c)
Portfolio turnover rate	2.39%	8.81%	(d)
(a)	The Fund commenced operations on January 13, 2025.
(b)	Calculated using the average shares method.
(c)	Annualized
(d)	Not annualized

Genter Capital Municipal Quality Intermediate ETF
Financial Highlights
	April 30,
For a share outstanding during period ended	2026	2025(a)
Net Asset Value, Beginning of Period	$10.03	$10.00
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.32	0.33
Net realized and unrealized loss from investment transactions	0.16	(0.06)
Total from Investment Operations	0.48	0.27
Less Distributions From:
Net investment income	(0.30)	(0.31)
Total Distributions	(0.30)	(0.31)

ETF Transaction Fee	0.04	0.07

Net Asset Value, End of Period	$10.25	$10.03

Total Return	5.30%	3.42%	(d)
Net Assets, End of Period (in thousands)	$26,243	$4,513

Ratios of:
Net Expenses to Average Net Assets	0.38%	0.38%	(c)
Net Investment Income	3.12%	3.46%	(c)
Portfolio turnover rate	47.79%	51.62%	(d)
(a)	The Fund commenced operations on May 21, 2024.
(b)	Calculated using the average shares method.
(c)	Annualized
(d)	Not annualized

Genter Capital Taxable Quality Intermediate ETF
Financial Highlights
	April 30,
For a share outstanding during period ended	2026	2025(a)
Net Asset Value, Beginning of Period	$10.27	$10.00
Income from Investment Operations:
Net Investment Income(b)	0.44	0.43
Net realized and unrealized gain from investment transactions	(0.06)	0.20
Total from Investment Operations	0.38	0.63
Less Distributions From:
Net investment income	(0.43)	(0.38)
Net realized gains	—	(0.01)
Total Distributions	(0.43)	(0.39)

ETF Transaction Fee	0.02	0.03

Net Asset Value, End of Period	$10.24	$10.27

Total Return	4.06%	6.68%	(d)
Net Assets, End of Period (in thousands)	$91,977	$38,393

Ratios of:
Net Expenses to Average Net Assets	0.38%	0.38%	(c)
Net Investment Income	4.25%	4.42%	(c)
Portfolio turnover rate	34.90%	56.87%	(d)
(a)	The Fund commenced operations on May 21, 2024.
(b)	Calculated using the average shares method.
(c)	Annualized
(d)	Not annualized

Additional Information

Genter ETFs

More information about the Funds can be found in the Statement of Additional Information, which is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus). Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual reports to shareholders and in the Form N-CSR. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year. In Form N-CSR, you will find the Funds’ annual and semi-annual financials.

The Funds’ Statement of Additional Information and the annual and semi-annual reports and other information such as Fund financial statements are available, free of charge, on the website listed below and upon request by contacting the Funds (you may also request other information about the Funds or make shareholder inquiries) as follows:

Call:	1-800-773-3863 (toll free) Monday through Friday 8:30 a.m. to 5:00 p.m. (Eastern time)

E-mail:	shareholders@ncshare.com
Write:	Genter ETFs Post Office Box 4365 Rocky Mount, NC 27803-0365
On the Internet:	www.genterfunds.com/GEND www.genterfunds.com/GENW www.genterfunds.com/GENM www.genterfunds.com/GENT

Reports and other information about the Funds are available on the EDGAR database on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act File No. 811-22398

STATEMENT OF ADDITIONAL INFORMATION

Fund	Ticker	Principal Listing Exchange
Genter Capital Dividend Income ETF	GEND	NYSE Arca
Genter Capital International Dividend ETF	GENW	NYSE Arca
Genter Capital Municipal Quality Intermediate ETF	GENM	NYSE Arca
Genter Capital Taxable Quality Intermediate ETF	GENT	NYSE Arca

September 1, 2026

A series of the

Spinnaker ETF Series
116 South Franklin Street
Rocky Mount, North Carolina 27804
Telephone 1-800-773-3863

This Statement of Additional Information (“SAI”) is meant to be read in conjunction with the prospectus for the Genter Capital Dividend Income ETF, Genter Capital International Dividend ETF, Genter Capital Municipal Quality Intermediate ETF, and Genter Capital Taxable Quality Intermediate ETF (the “Funds”), dated September 1, 2026, (the “Prospectus”) as supplemented from time to time, and is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Funds should be made solely upon the information contained herein. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. The Fund’s financial statements are incorporated herein by reference to the Fund’s most recent Form N-CSR for the fiscal year ended April 30, 2026, and are hereby deemed to be part of this SAI. A copy of the Prospectus, Annual Report, Semi-Annual Report, financial statements, and Form N-CSR may be obtained without charge, by writing or calling the Funds at the address or phone number shown above or online at www.genterfunds.com.

Reference to the Investment Company Act of 1940, as amended, (the “Investment Company Act” or the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the U.S. Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

Spinnaker ETF Series (the “Trust”) was organized as a Delaware statutory trust on December 21, 2016, and is authorized to have multiple series. The Trust currently consists of 19 series. The Trust is an open-end management investment company, registered under the 1940 Act. The offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). This SAI relates to the Genter Capital Dividend Income ETF, Genter Capital International Dividend ETF, Genter Capital Municipal Quality Intermediate ETF, and Genter Capital Taxable Quality Intermediate ETF. The Funds are exchange-traded funds (commonly referred to as an “ETF”). ETFs are funds that trade like other publicly- traded securities. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, Shares may be purchased or redeemed directly from such Fund at NAV only by Authorized Participants and only in Creation Unit increments, as defined below. In addition, unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. The Funds are actively managed and are not intended to track a market index.

The Funds are classified as “diversified” within the meaning of the 1940 Act.

The Funds are managed by OBP Capital, LLC (“OBP” or the “Advisor”) and sub-advised by Genter Capital Management (“Genter” or the “Sub-Advisor”).

The Funds will offer and issue Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of securities specified by the Funds (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”).

The Shares are listed on the NYSE Arca, Inc. (the “Exchange”) under the trading symbols set out on the front cover.

Shares trade on the Exchange at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 10,000 Shares. In the event of the liquidation of the Funds, the Trust may lower the number of Shares in a Creation Unit.

The Trust reserves the right to offer a “cash” option for creations and redemptions of Shares. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. See the “Creation and Redemption of Creation Unit Aggregations” section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

EXCHANGE LISTING AND TRADING

Shares are listed for trading, and trade throughout the day, on the Exchange. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares will continue to be met. The Exchange may, but is not required to, remove the Shares from listing if (i) following the initial 12-month period beginning at the commencement of trading of the Funds, there are fewer than 50 beneficial owners of the Shares for 30 or more consecutive trading days; or (ii) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also remove the Shares from listing and trading upon termination of the Funds.

As in the case of other stocks traded on the Exchange, broker’s commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the share prices of the Funds in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Funds.

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INVESTMENT RESTRICTIONS AND POLICIES

The investment restrictions set forth below have been adopted by the Board of Trustees of the Trust (the “Board”) as fundamental policies that cannot be changed with respect to the Funds without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Funds. The investment objectives of the Funds and all other investment policies or practices of the Funds are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. For purposes of the 1940 Act, a “majority of the outstanding voting securities” means the lesser of the vote of (i) 67% or more of the Shares present at a meeting, if the holders of more than 50% of the outstanding Shares are present or represented by proxy, or (ii) more than 50% of the Shares.

As a matter of fundamental policy, each Fund (except as otherwise noted below) may not:

(1)       Concentrate its investments. The Fund’s concentration policy does not allow the Fund to purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of each Fund's investments in that industry would equal or exceed 25% of the current value of a Fund's total assets, provided that this restriction does not limit a Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. government securities.

(2)       Borrow money, except as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(3)       Issue any senior security, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(4)       Make loans, except as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(5)       Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this restriction shall not prevent the Funds from investing in securities of companies engaged in the real estate business or securities or other instruments backed by real estate or mortgages), or commodities or commodity contracts.

(6)       Engage in the business of underwriting securities issued by other persons, except to the extent that the Funds may technically be deemed to be an underwriter under the Securities Act, in disposing of portfolio securities.

(7)       With respect to 75% of a Fund’s total assets: (i) purchase 10% or more of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, 5% or more of a Fund’s total assets would be invested in that issuer’s securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.

With respect to the fundamental policy relating to borrowing money set forth in (2) above, the Investment Company Act permits the Funds to borrow money in amounts of up to one-third of each Fund’s total assets from banks for any purpose, and to borrow up to 5% of each Fund’s total assets from banks or other lenders for temporary purposes. (The Funds’ total assets include the amounts being borrowed.) To limit the risks attendant to borrowing, the Investment Company Act requires the Funds to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Funds’ total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase portfolio holdings is known as “leveraging.” Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings or involve leverage and thus are subject to the Investment Company Act restrictions. In accordance with SEC staff guidance and interpretations, when the Funds engage in such transactions, the Funds instead of maintaining asset coverage of at least 300%, may segregate or earmark liquid assets, or enter into an offsetting position, in an amount at least equal to the Funds’ exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the SEC). The policy in (2) above will be interpreted to permit the Funds to engage in trading practices and investments that may be considered to be borrowing or to involve leverage to the extent permitted by the Investment Company Act and to permit the Funds to segregate or earmark liquid assets or enter into offsetting positions in accordance with the Investment Company Act. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.

3

Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, firm commitment agreements, and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations. The Funds’ specific policies for segregation of assets are described in “Additional Information About Investment Policies” above.

For purposes of the Funds’ concentration policy, if the Funds invest in one or more investment companies, the Funds will examine the holdings of such investment companies to ensure that the Funds are not indirectly concentrating their investments in a particular industry or group of industries. In determining the exposure of the Funds to a particular industry or group of industries for purposes of the fundamental investment restriction on concentration, the Funds currently uses Standard & Poor’s Global Industry Classification Standard (GICS) in order to classify industries. With respect to the fundamental investment restrictions above (other than those involving senior securities and borrowings), if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase).

In addition to the foregoing fundamental investment policies, the Funds are also subject to the non- fundamental policy not to invest in the securities of a company for the purpose of exercising management or control, or purchase or otherwise acquire any illiquid security, except as permitted under the 1940 Act, which currently permits up to 15% of the Funds’ net assets to be invested in illiquid investments (calculated at the time of investment).

Genter Capital Dividend Income ETF has adopted the following non-fundamental investment policy to invest, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in domestic equity securities that have records of paying dividends. Genter Capital International Dividend ETF has adopted a non-fundamental investment policy to invest, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in foreign equity securities that have records of paying dividends.

Genter Capital Taxable Intermediate ETF has adopted a non-fundamental investment policy to invest, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in investment grade, intermediate term securities. These securities will be U.S. Treasuries, Treasury Inflation Protected Securities (TIPS), Floating Rate Notes (FRN), U.S. agency bonds, U.S. agency mortgage backed securities, U.S. dollar denominated investment grade foreign (non U.S.) government issued debt securities, domestic and foreign investment-grade corporate bonds, domestic commercial mortgage backed securities, domestic commercial asset backed securities, and domestic preferred securities, all with a weighted average duration of no more or less than 150% of Bloomberg Intermediate U.S. Government/Credit Index. Genter Capital Municipal Quality Intermediate ETF has adopted a non-fundamental investment policy to invest, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in a diversified portfolio of municipal obligations, the interest on which is exempt from regular federal income tax.

The Funds have also adopted a non-fundamental policy to provide its shareholders with at least 60 days' prior written notice of any change in such policies. If, subsequent to an investment, the 80% requirement is no longer met, the applicable Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

INVESTMENT POLICIES AND RISKS

The investment objective and principal investment strategies for each Fund is provided in the Prospectus. The Funds may not invest in all of the investments listed below. Unless a strategy, instrument, or policy described below is specifically prohibited by the Funds’ investment restrictions or by applicable law, the Funds may, but will not necessarily, engage in each of the investment practices described below. Except as stated elsewhere in the Prospectus or this SAI, to the extent the Funds have reserved the freedom to invest in a type of investment or to utilize a particular investment practice, the Funds may invest in such investment or engage in such investment practice without limit.

4

A discussion of the risks associated with an investment in the Funds is contained in the Prospectus under the headings “Principal Risks of Investing in the Funds.” The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.

General Considerations and Risks. Investments in the Funds should be made with an understanding that the value of the portfolio of securities held by the Funds may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks generally, and other factors.

Common Stock. Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference, and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Foreign Investment. Investment in foreign securities involves certain risks and considerations that are not typically associated with investments in U.S. securities. Foreign issuers are generally not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. In many cases, securities issued by non-U.S. entities are not registered with the SEC, and such issuers are not generally subject to SEC reporting obligations. As a result, less publicly available information may be available regarding foreign issuers and their securities than is available for U.S. issuers and securities.

Although foreign securities markets have grown significantly, many continue to have substantially lower trading volumes than U.S. markets. Securities of foreign issuers may therefore be less liquid, and their market prices may be more volatile, than securities of comparable U.S. issuers. In addition, foreign exchanges, brokers and listed companies are often subject to less governmental oversight and regulation than their U.S. counterparts. Settlement practices for foreign securities transactions may differ from those in the United States and settlement periods may be longer.

The Funds’ income and gains from investments in foreign securities may be subject to non-US. withholding or other taxes, which could reduce its income and gains. Certain foreign countries may also present heightened risks of expropriation, confiscatory taxation, limitations on the removal of funds or other assets of the Funds, political or social instability, or adverse diplomatic or governmental developments that could negatively affect the Funds’ investments. In addition, economic conditions in foreign countries may differ materially from those in the United States, including with respect to inflation, rate of savings, capital reinvestment, resource self-sufficiency and balance of payments positions.

Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities exchanges and brokers generally are subject to less governmental supervision and regulation than in the U.S., and foreign securities exchange transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities exchange transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Funds are uninvested and no return is earned thereon. The inability of the Funds to make intended security purchases due to settlement problems could cause it to miss attractive opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Funds due to subsequent declines in value of the portfolio security or, if the Funds have entered into a contract to sell the security, could result in possible liability to the purchaser. The Advisor or Sub-Advisor will consider such difficulties when determining the allocation of the Funds’ assets.

Loans of Portfolio Securities. The Funds may lend their investment securities to approved borrowers. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Funds. These loans cannot exceed 33 1/3% of the Funds’ total assets.

Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by the securities lending agent, so long as the terms, the structure, and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a “mark-to-market” basis), and maintained in an amount equal to at least 100% of the value of the portfolio securities being lent; (b) the loan be made subject to termination by the Funds at any time; and (c) the Funds receive reasonable interest on the loan. From time to time, the Funds may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third-party securities lending agent that is unaffiliated with the Funds.

5

Risks of Securities Lending. The Funds will not have the right to vote securities while they are on loan, but it will recall securities on loan if the Sub-Advisor determines that the shareholder meeting is called for purposes of voting on material events that could have a material impact on the Funds’ loaned securities and for which the vote could be material to the Funds. The Funds would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral.

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds could experience delays and costs in recovering securities loaned or gaining access to the collateral. If the Funds are not able to recover the securities loaned, the Funds may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Funds if, and to the extent that, the market value of the loaned securities increases and the collateral is not increased accordingly. Securities lending also involves exposure to “operational risk” (the risk of loss resulting from errors in the settlement and accounting process) and “gap risk” (the risk that the return on cash collateral reinvestments will be less than the fees paid to the borrower).

Any cash received as collateral for loaned securities may be invested in short-term liquid fixed income securities or in money market or short-term mutual funds, or similar investment vehicles. The Funds bear the risk of such investments. Investing this cash subjects that investment to market appreciation or depreciation. For purposes of determining whether the Funds are complying with its investment policies, strategies, and restrictions, the Funds or the Sub-Advisor will consider the loaned securities as assets of the Funds but will not consider any collateral received as the Fund asset. The Funds may have to pay the borrower a fee based on the amount of cash collateral. The Funds may pay lending fees to a party arranging the loan.

Senior Securities. In general, the Funds may not issue any class of senior security, except within the limitations of the 1940 Act. These limitations allow the Funds to (i) borrow from banks, provided that immediately following any such borrowing there is an asset coverage of at least 300% (the “Asset Coverage Requirement”) for all Fund borrowings, and (ii) engage in trading practices which could be deemed to involve the issuance of a senior security, including but not limited to options, futures, forward contracts, and reverse repurchase agreements, provided that the Funds comply with the requirements of the 1940 Act with respect to such securities.

Repurchase Agreements. The Funds may enter into repurchase agreements pursuant to which securities are acquired by the Funds from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Funds are authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Funds may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers (“Qualified Institutions”). The Sub-Advisor will monitor the continued creditworthiness of Qualified Institutions.

The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Funds will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Funds’ ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Funds may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Funds may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked-to-market daily.

Reverse Repurchase Agreements. The Funds may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date, and interest payment and have the characteristics of borrowing. The securities purchased with the Funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally, the effect of such transactions is that the Funds can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Funds are able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Funds have an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Funds intend to use the reverse repurchase technique only when the Sub-Advisor believes it will be advantageous to the Funds. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Funds’ assets. The custodian bank will maintain a separate account for the Funds with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

6

Money Market Instruments. The Funds may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Funds may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s Ratings, or “A-1+” or “A-1” by Standard & Poor’s or, if unrated, of comparable quality as determined by the Sub-Advisor; (iv) repurchase agreements; and (v) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Investment Companies. The Funds may invest in the securities of other investment companies (including money market funds). Under the 1940 Act, the Funds’ investment in investment companies is limited to, subject to certain exceptions: (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Funds’ total assets with respect to any one investment company, and (iii) 10% of the Funds’ total assets of investment companies in the aggregate.

Illiquid Securities. The Funds may invest in illiquid assets with up to 15% of each Fund’s assets, including Rule 144A securities deemed illiquid by the Sub-Advisor. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options. The Funds may utilize exchange-traded futures and options contracts.

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, the Funds would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Funds. The potential for loss related to writing call options on equity securities or indices is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

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The Funds may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be affected.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts. With respect to investments in swap transactions, commodity futures, commodity options, or certain other derivatives used for purposes other than bona fide hedging purposes, an investment company must meet one of the following tests under the amended regulations in order to claim an exemption from being considered a “commodity pool” or commodity pool operator (“CPO”). First, the aggregate initial margin and premiums required to establish an investment company’s positions in such investments may not exceed five percent (5%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments). Alternatively, the aggregate net notional value of such instruments, determined at the time of the most recent position established, may not exceed one hundred percent (100%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, the investment company may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps and derivatives markets. If the Sub-Advisor were required to register as a CPO with respect to the Funds, the disclosure and operations of the Funds would need to comply with all applicable Commodity Futures Trading Commission (“CFTC”) regulations. Compliance with these additional registration and regulatory requirements would increase operational expenses. Other potentially adverse regulatory initiatives could also develop.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the “Counterparty”) based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index, or asset. Swap agreements will usually be done on a net basis, the Funds receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Funds’ obligations over its entitlements with respect to each swap is accrued daily and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank.

The use of interest rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

The use of swap agreements involves certain risks. For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, because of its bankruptcy or otherwise, the Funds may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays.

Risks of Derivatives. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The various derivative instruments that the Funds may use are described in more detail under “Futures and Options” and “Swap Agreements” in this SAI. The Funds may, but are not required to, use derivative instruments for risk management purposes or as part of its investment strategies.

The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk, and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will engage in these transactions to reduce exposure to other risks when that would be beneficial.

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Participation in the options or futures markets, as well as the use of various swap instruments and forward contracts, involves investment risks and transaction costs to which the Funds would not be subject absent the use of these strategies. Risks inherent in the use of options, futures contracts, options on futures contracts, forwards and swaps include: (i) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (ii) the fact that skills needed to use these strategies are different from those needed to select non-derivative portfolio securities; (iii) the potential absence of a liquid secondary market for any particular instrument at any time; (iv) the possible need to defer closing out certain positions to avoid adverse tax consequences; (v) for swaps, additional credit risk and the risk of counterparty default and the risk of failing to correctly evaluate the creditworthiness of the company on which the swap is based; and (vi) the possible inability of the Funds to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Funds to sell the security at a disadvantageous time, due to the requirement that the Funds maintain “cover” or collateral securities in connection with the use of certain derivatives.

The Funds could lose the entire amount it invests in futures. The loss from investing in other derivatives is potentially unlimited. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which the Funds may invest. The Funds limit their investments in futures contracts so that the notional value (meaning the stated contract value) of the futures contracts does not exceed the net assets of the Funds.

Furthermore, regulatory requirements for the Funds to set aside assets to meet its obligations with respect to derivatives may result in the Funds being unable to purchase or sell securities when it would otherwise be favorable to do so, or in the Funds needing to sell securities at a disadvantageous time. The Funds may also be unable to close out its derivatives positions when desired. Investments in derivatives can cause the Funds to be more volatile and can result in significant losses.

Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances. Upon the expiration of a particular contract, the Sub-Advisor may wish to retain the Funds’ position in the derivative instrument by entering into a similar contract but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that the Funds will engage in derivatives transactions at any time or from time to time. The Funds’ ability to use derivatives may also be limited by certain regulatory and tax considerations.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments require the clearing and exchange-trading of certain standardized over-the-counter (“OTC”) derivative instruments that the CFTC and SEC defined as “swaps” and “security-based swaps,” respectively. Mandatory exchange-trading and clearing occurs on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing and exchange trading. In a cleared swap, the Funds’ ultimate counterparty is a central clearinghouse rather than a swap dealer, bank, or other financial institution. The Funds enter into cleared swaps through an executing broker. Such transactions are then submitted for clearing and, if cleared, will be held at regulated futures commission merchants (“FCMs”) that are members of the clearinghouse that serves as the central counterparty. When the Funds enter into a cleared swap, it must deliver to the central counterparty (via an FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, but an FCM may require an additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by the Funds or may be received by the Funds in accordance with margin controls set for such accounts, depending upon changes in the price of the underlying reference asset subject to the swap agreement. At the conclusion of the term of the swap agreement, if the Funds have a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Funds have a loss of less than the margin amount, the excess margin is returned to the Funds. If the Funds have a gain, the full margin amount and the amount of the gain is paid to the Funds.

Central clearing is designed to reduce counterparty credit risk compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by the Funds of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Funds have an open position in a swap contract. The assets of the Funds may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Funds might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers or central counterparty’s clearing members. If the FCM does not provide accurate reporting, the Funds are also subject to the risk that the FCM could use the Funds’ assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Certain swaps have begun trading on exchanges called swap execution facilities. Exchange-trading is expected to increase liquidity of swaps trading.

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In addition, with respect to cleared swaps, the Funds may not be able to obtain as favorable terms as it would be able to negotiate for an uncleared swap. In addition, an FCM may unilaterally impose position limits or additional margin requirements for certain types of swaps in which the Funds may invest. Central counterparties and FCMs generally can require termination of existing cleared swap transactions at any time and can also require increases in margin above the margin that is required at the initiation of the swap agreement. Margin requirements for cleared swaps vary on a number of factors, and the margin required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by the Funds to support their obligations under a similar uncleared swap. However, regulators are expected to adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could change this comparison.

The Funds are also subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, the central counterparty would void the trade. Before the Funds can enter into a new trade, market conditions may become less favorable to the Funds.

Government Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent the Funds from using such instruments as a part of its investment strategy, and could ultimately prevent the Funds from being able to achieve its investment objective. It is impossible to predict fully the effects of legislation and regulation in this area, but the effects could be substantial and adverse.

The futures markets are subject to comprehensive statutes, regulations, and margin requirements. The SEC, the CFTC, and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

The regulation of swaps and futures transactions in the U.S., the European Union and other jurisdictions is a rapidly changing area of law and is subject to modification by government and judicial action. There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in the Funds or the ability of the Funds to continue to implement their investment strategies.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared, and additional types of swaps may be required to be centrally cleared in the future. In a transaction involving those swaps (“cleared derivatives”), the Funds’ counterparty is a clearing house, rather than a bank or broker. Since the Funds are not a member of any clearing houses and only clearing members can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives transactions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

Risks of Futures and Options Transactions. Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, the Funds would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Funds have insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Funds may be required to make delivery of the instruments underlying futures contracts they have sold.

The Funds will minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts, when available, in this manner. The risk of a futures position may still be large, as traditionally measured, due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit its risk exposure to that which is comparable to what it would have incurred through direct investment in securities. Utilization of futures transactions by the Funds involve the risk of imperfect or even negative correlation to its Underlying Index if the index underlying the futures contracts differs from the Underlying Index. There is also the risk of loss by the Funds of margin deposits in the event of bankruptcy of a broker with whom the Funds have an open position in the futures contract or option.

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Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Risks of Swap Agreements. Bilateral swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the Funs’ will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Funds’ rights as a creditor. Some interest rate and credit default swaps are currently subject to central clearing and exchange trading. Although exchange-trading and clearing decreases the counterparty risk involved in bilaterally negotiated contracts and increased market liquidity, exchange-trading and clearing will not make the contracts risk-free.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

It is possible that developments in the swaps market, including government regulation, could adversely affect the Funds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Where swap agreements are two party contracts that may be subject to contractual restrictions on transferability and termination and because they may have terms of greater than seven days, they may be considered to be illiquid and subject to the Funds’ limitation on investments in illiquid securities. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to the Funds’ interest.

If the Funds use a swap as a hedge against, or as a substitute for, a portfolio investment, the Funds will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Funds. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many swaps are complex and often valued subjectively.

Cybersecurity Risk. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Funds, and their service providers, are susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Funds’ operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Funds’ website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Funds’ systems.

Cyber-attacks have the potential to interfere with the processing of authorized participant transactions and shareholder transactions on the Exchange. Furthermore, cybersecurity failures or breaches by the Funds’ third-party service providers (including, but not limited to, the adviser, distributor, custodian, transfer agent, and financial intermediaries), may cause disruptions and impact the service providers’ and the Funds’ business operations, potentially resulting in financial losses, the inability of fund shareholders to transact business and the Funds to process transactions, inability to calculate each Fund's NAV, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Funds and their shareholders could be negatively impacted as a result of successful cyber-attacks against, or security breakdowns of, the Funds or their third-party service providers.

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The Funds may incur substantial costs to prevent or address cyber incidents in the future. In addition, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Funds cannot directly control any cybersecurity plans and systems put in place by third party service providers. Cybersecurity risks are also present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investment in such securities to lose value.

Debt Obligations. The Funds may invest in debt obligations traded in U.S. or foreign markets. Such debt obligations include, among others, bonds, notes, debentures, and variable rate demand notes. In choosing corporate debt securities on behalf of the Funds, the Sub-Advisor may consider (i) general economic and financial conditions; and (ii) the specific issuer’s (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) other considerations deemed appropriate.

The Funds may invest in debt securities that are rated below investment grade (i.e., “junk bonds”) by nationally recognized statistical rating organizations (“NRSROs”) or are unrated securities that the Sub-Advisor believes are of comparable quality. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.

Companies that issue junk bonds are often highly leveraged and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high-yield securities may experience financial stress and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues may be subordinated to other creditors of the issuer.

The credit rating from an NRSRO of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer’s financial condition. The lower the rating of a junk bond, the more speculative its characteristics.

The Funds may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and the Funds’ ability to dispose of particular issues and may also make it more difficult for the Funds to obtain accurate market quotations in valuing these assets. In the event the Funds experience an unexpected level of net redemptions, the Funds could be forced to sell their junk bonds at an unfavorable price. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.

U.S. Government Obligations. The Funds may invest in U.S. government obligations. Obligations issued or guaranteed by the U.S. Government, its agencies, and instrumentalities include bills, notes, and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their “face value,” and may exhibit greater price volatility than interest-bearing securities because investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the former Student Loan Marketing Association (“SLMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, although issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau (“FFCB”), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government- sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer were to default, the Funds holding securities of such issuer might not be able to recover their investment from the U.S. Government.

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Convertible Securities. The Funds may invest in convertible securities. Convertible securities include bonds, debentures, notes, preferred stocks, and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted. The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure. Convertible securities may be illiquid and may be required to convert at a time and at a price that is unfavorable to the Funds. To the extent that the Funds invest in convertible securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature.

Mortgage-Backed and Asset-Backed Securities. The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities (“MBS”) are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”), which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs”) guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.

The actions of the U.S. Treasury are intended to ensure that FNMA and FHLMC maintain a positive net worth and meet their financial obligations preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

In the basic mortgage pass-through structure, mortgages with similar issuer, term, and coupon characteristics are collected and aggregated into a “pool” consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans.

An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows and value of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction.

For the foregoing and other reasons, the Funds may seek to obtain exposure to U.S. agency mortgage pass- through securities primarily through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Most transactions in mortgage pass-through securities occur through the use of TBA transactions. TBA transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined two days prior to settlement date.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Funds to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Funds will enter into TBA transactions only with established counterparties (such as major broker-dealers) and the Sub-Advisor will monitor the creditworthiness of such counterparties. In addition, the Funds may accept assignments of TBA transactions from Authorized Participants (as defined below) from time to time. The Funds’ use of “TBA rolls” may cause the Funds to experience higher portfolio turnover, higher transaction costs, and to pay higher capital gain distributions to shareholders (which may be taxable) than other funds.

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The Funds intend to invest cash pending settlement of any TBA transactions in money market instruments, repurchase agreements, commercial paper (including asset-backed commercial paper), or other high-quality, liquid short-term instruments, which may include money market funds affiliated with the Sub-Advisor.

Other asset-backed securities are structured like MBS, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include items such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements and from sales of personal property. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

If the Funds purchase a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage-backed or other asset- backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage- backed or other asset-backed security’s average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.

Risks of Mortgage-Related Securities. Investment in MBS poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Beside the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process, and local economic conditions.

Market risk reflects the risk that the price of the security may fluctuate over time. The price of MBS may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issuer. In a period of unstable interest rates, or under a variety of other circumstances, there may be decreased demand for certain types of MBS, and the Funds invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

Credit risk reflects the risk that the Funds may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest but are not backed by the full faith and credit of the U.S. Government except to the extent previously described. The performance of private label MBS, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.

Municipal Securities. The Funds may invest in securities issued by states, municipalities, and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Municipal securities share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities, and other political subdivisions, agencies, authorities, and instrumentalities of states and multi-state agencies or authorities. The municipal securities which the Funds may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax- exempt industrial development bonds generally are also revenue bonds and thus are not payable from the issuer’s general revenues. The credit and quality of industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor). In addition, the Funds may invest in lease obligations. Lease obligations may take the form of a lease, or an installment purchase contract issued by public authorities to acquire a wide variety of equipment and facilities.

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Preferred Stock. The Funds may invest in preferred stock. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation’s earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation, and may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases, an issuer may offer auction rate preferred stock, which means that the dividend to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

Bank Instruments. The Funds may invest in certificates of deposit (“CDs”), time deposits and bankers’ acceptances from U.S. banks. A bankers’ acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A CD is a negotiable interest-bearing instrument with a specific maturity. CDs are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. A time deposit is a nonnegotiable receipt issued by a bank in exchange for the deposit of funds. Like a CD, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

Participation Interests. The Funds may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a “Lender”) or from other holders of a participation interest (a “Participant”). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company (the “Borrower”). The Funds generally will have no right directly to enforce compliance by the Borrower with the terms of the credit agreement. Instead, the Funds will be required to rely on the Lender or the Participant that sold the participation interest, both for the enforcement of the Funds’ rights against the Borrower and for the receipt and processing of payments due to the Funds under the loans. Under the terms of a participation interest, the Funds may be regarded as a member of the Participant, and thus the Funds are subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. Generally, the Funds consider participation interests to be illiquid and therefore subject to the Funds’ percentage limitations for investments in illiquid securities.

Commercial Instruments. The Funds may invest in commercial interests, including commercial paper and other short-term corporate instruments. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance.

Variable, Floating, or Fixed-to-Floating Rate Instruments. The Funds may invest in securities that have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. The Funds may also invest in securities that have a fixed-to-floating instruments where there is a fixed dividend rate for an initial term that converts to a floating dividend rate upon the expiration of the initial term. Variable, floating or fixed-to-floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable, floating, or fixed-to-floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates purchased by the Funds are subject to payment of principal and accrued interest (usually within seven days) on the Funds’ demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. The Sub-Advisor will monitor the pricing, quality and liquidity of the variable or floating rate securities held by the Funds.

Zero-Coupon and Pay-in-Kind Securities. The Funds may invest in zero-coupon or pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because zero-coupon and pay-in-kind securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal tax law requires the holders of zero-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”), and to avoid certain excise taxes, the Funds may be required to distribute a portion of such discount and income and may be required to dispose of other portfolio securities, which could occur during periods of adverse market prices, in order to generate sufficient cash to meet these distribution requirements.

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Delayed Delivery Transactions. The Funds may use delayed delivery transactions as an investment technique. Delayed delivery transactions, also referred to as forward commitments, involve commitments by the Funds to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Funds may purchase securities on a delayed delivery basis to the extent that it can anticipate having available cash on the settlement date. Delayed delivery agreements will not be used as a speculative or leverage technique.

Investment in securities on a delayed delivery basis may increase the Funds’ exposure to market fluctuations and may increase the possibility that the Funds will incur short-term gains subject to federal taxation or short- term losses if the Funds must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Funds will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments.

The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Funds and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Funds until settlement. The Funds may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, the Funds enter a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

When-Issued Securities. The Funds may purchase when-issued securities. Purchasing securities on a “when issued” basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Funds will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Funds may sell these securities before the settlement date if it is deemed advisable.

Securities purchased on a when-issued basis and the securities held in the Funds’ portfolio are subject to changes in market value based upon the public’s perception of the creditworthiness of the issuer and, if applicable, the changes in the level of interest rates. Therefore, if the Funds are to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Funds’ assets will fluctuate to a greater degree. Furthermore, when the time comes for the Funds to meet their obligations under when-issued commitments, the Funds will do so by using then available cash flow or by sale of securities, or although it would not normally expect to do so, by directing the sale of when-issued securities themselves (which may have a market value greater or less than the Funds’ payment obligation).

Investment in securities on a when-issued basis may increase the Funds’ exposure to market fluctuation and may increase the possibility that the Funds will incur short-term gains subject to federal taxation or short-term losses if the Funds must sell another security in order to honor a when-issued commitment. The Funds will employ techniques designed to reduce such risks.

Rule 144A Securities. The Funds may invest in Rule 144A securities. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the Securities Act. This rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the Securities Act. The Sub-Advisor, under supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds’ restriction on illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Sub-Advisor will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the Sub-Advisor could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The Sub-Advisor will also monitor the liquidity of Rule 144A securities, and if, as a result of changed conditions, the Sub-Advisor determines that a Rule 144A security is no longer liquid, the Sub-Advisor will review the Funds’ holdings of illiquid securities to determine what, if any, action is required to assure that the Funds comply with their restrictions on investment of illiquid securities. Investing in Rule 144A securities could increase the amount of the Funds’ investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

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Special Considerations and Risk. A discussion of the risks associated with an investment in the Funds is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

General. An investment in the Funds should be made with an understanding that the value of the Funds’ portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

An investment in the Funds should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic, and banking crises.

Equity Securities. The value of equity securities fluctuates in response to general market and economic conditions (market risk) and in response to the fortunes of individual companies (company risk). Therefore, the value of an investment in the Fund that holds equity securities may decrease. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. Also, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets. Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of equity securities. These developments and changes can affect a single issuer, issuers within a broad market

Non-U.S. and Emerging Markets Securities. The Funds’ return and NAV may be significantly affected by political or economic conditions and regulatory requirements in a particular country. Non-U.S. markets, economies and political systems may be less stable than U.S. markets, and changes in exchange rates of foreign currencies can affect the value of the Funds’ foreign assets. Non-U.S. laws and accounting standards typically are not as comprehensive as they are in the U.S. and there may be less public information available about foreign companies. Non-U.S. securities markets may be less liquid and have fewer transactions than U.S. securities markets. Additionally, international markets may experience delays and disruptions in securities settlement procedures for the Funds’ portfolio securities. Investments in foreign countries could be affected by potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the U.S.

Non-U.S. debt securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. Less information may be available about foreign companies than about domestic companies, and foreign companies generally may not be subject to the same uniform accounting, auditing and financial reporting standards, or to other regulatory practices and requirements comparable to those applicable to domestic companies.

Investing in emerging market debt securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets equity securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for the Funds’ portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

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Tax Risks. As with any investment, you should consider how your investment in Shares will be taxed. The tax information in the Prospectus and this Statement is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

CONTINUOUS OFFERING

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to Shares are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Funds’ prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

MANAGEMENT

Trustees and Officers. The Board has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by the Advisor and Sub-Advisor and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act are referred to as independent trustees (“Independent Trustees”).

The following table provides information about the Trustees and officers of the Trust. Unless otherwise indicated, the address of all persons below is 116 S. Franklin Street, Rocky Mount, NC 27804.

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Thomas R. Galloway (10/1963)	Independent Trustee, Chairman	Since 12/16	Independent Investor since 2012.	19	Independent Trustee of the Volt ETF Trust for all its series since 2016; and Wonderfund Trust for all its series since 2021; (all registered investment companies).
Jesse S. Eberdt, III (10/1959)	Independent Trustee	Since 12/16	Managing Director at Tempus Durham, LLC (advisory firm) since 2010.	19	None.

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Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years
Officers
Katherine M. Honey (09/1973)	President and Principal Executive Officer	Since 12/16	Chief Compliance Officer, OBP Capital, LLC since 2018; Managing Member, OBP Capital, LLC since 2015. Previously, President of The Nottingham Company from 2018 to 2024.
Peter McCabe* (09/1972)	Treasurer, Principal Accounting Officer, and Principal Financial Officer	Since 05/23	Employee, The Nottingham Company since 2018. Previously, President, The Nottingham Company from 2025 to 2026. Previously. Chief Operating Officer of The Nottingham Company from 2018 to 2026.
Tracie A. Coop (12/1976)	Secretary and Chief Compliance Officer	Since 12/19 and 09/25, respectively	General Counsel, The Nottingham Company since 2019.

*Peter McCabe resigned from his positions with The Nottingham Company and the Trust effective September 18, 2026.

Qualification of Trustees. The Board believes that each Trustee’s experience, qualifications, attributes, or skills on an individual basis and in combination with those of the other Trustees on the Board lead to the conclusion that the Board possesses the requisite skills and attributes to carry out its oversight responsibilities with respect to the Trust. The Board believes that its Trustees’ ability to review, critically evaluate, question, and discuss information provided to them, to interact effectively with the Advisor and Sub-Advisor, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of its duties, support this conclusion. The Board also has considered the following experience, qualifications, attributes, and/or skills, among others, of its members, as applicable, in reaching its conclusion: (i) such person’s business and professional experience and accomplishments, including prior experience in the financial services and investment management fields or on other boards; (ii) such person’s ability to work effectively with the other members of the Board; (iii) how the individual’s skills, experiences, and attributes would contribute to an appropriate mix of relevant skills and experience on the Board; (iv) such person’s character and integrity; (v) such person’s willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Trustee; and (vi) as to each Trustee his status as an Independent Trustee.

In addition, the following specific experience, qualifications, attributes and/or skills were considered in respect of the listed Trustee.

Mr. Galloway has over twenty years of experience in the investment industry, particularly with respect to high yield, bank loan, and distressed securities. He spent 12 years at Western Asset Management ("WAMCO"), where he served as an analyst and portfolio manager. Prior to joining WAMCO in 2000, Mr. Galloway worked at Merrill Lynch Asset Management, where he analyzed multiple industry sectors. He began his investment career in 1992 at a boutique investment firm, where he specialized in high yield and distressed securities. He received his BA in History and Public Policy from Duke University and an MBA from the Kellogg School of Management at Northwestern University.

Mr. Eberdt is an entrepreneur with a particular focus on health care and related industries. His most recent venture was as co-founder of Parata Systems LLC, a pharmaceutical automation company. Previously, Mr. Eberdt served as president of MyDailyHealth. Prior to MyDailyHealth, he served in sales and marketing related posts with American Hospital Supply/Baxter Healthcare and Eon Labs. He received his BA in Political Science from Duke University.

Leadership Structure and Oversight Responsibilities. Overall responsibility for oversight of the Funds rests with the Board. The Board has engaged the Advisor to manage the Funds on a day-to-day basis. The Board is responsible for overseeing the Advisor and other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws, and the Trust’s charter. The Board is currently composed of two members, each of whom is an Independent Trustees. The Board currently conducts regular meetings four times a year. In addition, the Board frequently holds special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees meet regularly outside the presence of management, in executive session or with service providers to the Trust.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman's role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board has established three standing committees: an Audit Committee, a Governance Committee, and a Fair Valuation Committee to assist the Board in the oversight and direction of the business and affairs of the Funds, and from time to time the Board may establish ad-hoc committees or informal working groups to review and address the policies and practices of the Funds with respect to certain specified matters. The Chair of each standing Committee is an Independent Trustee. The role of the Chair of each Committee is to preside at all meetings of the Committee and to act as a liaison with service providers, officers, attorneys, and other Trustees between meetings. Each Standing Committee meets regularly to conduct the oversight functions delegated to the Committee by the Board and reports its findings to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board's leadership structure is appropriate because it allows the Board to exercise independent judgment over management and it allocates areas of responsibility among committees of Independent Trustees and the full Board to enhance effective oversight.

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With respect to risk oversight, the Board considers risk management issues as part of its general oversight responsibilities throughout the year.  The Board holds four regular board meetings each year during which the Board receives risk management reports and/or assessments from Trust management, the Advisor, the Sub-Advisor, administrator, transfer agent, and distributor, and receives an annual report from the Trust's Chief Compliance Officer (“CCO”).  The Audit Committee also meets with the Trust's independent registered public accounting firm on an annual basis, to discuss, among other things, the internal control structure of the Trust's financial reporting function. When appropriate, the Board may hold special meetings or communicate directly with Trust management, the CCO, the Trust's third-party service providers, legal counsel, or independent public accountants to address matters arising between regular board meeting or needing special attention. In addition, the Board has adopted policies and procedures for the Trust to help detect and prevent and, if necessary, correct violations of federal securities laws.

The Board met seven times during the fiscal year ended April 30, 2026.

Audit Committee. All of the Independent Trustees are members of the Audit Committee. The Audit Committee oversees the Funds’ accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds’ financial statements, and interacts with the Funds’ independent auditors on behalf of all the Trustees. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee met nine times during the fiscal year ended April 30, 2026.

Fair Valuation Committee. In accordance with Rule 2a-5 of the 1940 Act, the Board has appointed the Advisor as the “Valuation Designee” for the Fund’s portfolio investments. Investments will be fair valued as determined in good faith in accordance with the policies and procedures established by the Advisor as the Valuation Designee pursuant to Rule 2a-5 and approved by, and subject to the oversight of, the Fair Valuation Committee of the Board. An Independent Trustee and a representative of the Sub-Advisor are members of the Fair Valuation Committee. The Fair Valuation Committee meets only as necessary. The Fair Valuation Committee did not meet during the fiscal year April 30, 2026.

Governance Committee. All of the Independent Trustees are members of the Governance Committee. The Governance Committee assists the Board in adopting fund governance practices and meeting certain fund governance standards. The Governance Committee also nominates, selects, and appoints Independent Trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust. The Governance Committee generally will not consider nominees recommended by shareholders of the Trust. The Governance Committee generally will not consider nominees recommended by shareholders of the Trust. The Governance Committee operates pursuant to a Governance Committee Charter and normally meets annually but may also meet as often as necessary to carry out its purpose. The Governance Committee met one time during the fiscal year ended April 30, 2026.

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Beneficial Equity Ownership Information. The table below sets forth, as of December 31, 2025, the dollar range of equity securities beneficially owned by each Trustee in the Funds, and the aggregate dollar range of equity securities in the Fund complex.

A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen or to be Overseen by Trustee in Family of Investment Companies
Thomas R. Galloway	Genter Capital Dividend Income ETF	A
	Genter Capital International Dividend ETF	A
	Genter Capital Municipal Quality Intermediate ETF	A
	Genter Capital Taxable Quality Intermediate ETF	A
A
Jesse S. Eberdt, III	Genter Capital Dividend Income ETF	A
	Genter Capital International Dividend ETF	A
	Genter Capital Municipal Quality Intermediate ETF	A
	Genter Capital Taxable Quality Intermediate ETF	A
A

Compensation. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. The Independent Trustees receive a flat rate of $7,500 plus an additional $2,500 per Fund each year but may receive up to an additional $1,500 per special meeting in the event that special meetings are held. This amount may be paid pro rata in the event that a Fund closes during the year. The Trust reimburses each Trustee and officers of the Trust for his or her travel and other expenses relating to attendance at such meetings.

Each of the Trustees serves as a Trustee to all series of the Trust, including the Funds. For their services as Trustees of the Trust for the fiscal year ending April 30, 2026, the Trustees received the following compensation:

Name of Trustees	Aggregate Compensation from the Genter Capital Dividend Income ETF	Aggregate Compensation from the Genter Capital International Dividend ETF	Aggregate Compensation from the Genter Capital Municipal Quality Intermediate ETF	Aggregate Compensation from the Genter Capital Taxable Quality Intermediate ETF	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex Paid to Trustees
Independent Trustees
Thomas R. Galloway	$3,228.16	$3,228.16	$3,228.16	$3,228.16	None	None	$47,625
Jesse Eberdt	$3,228.16	$3,228.16	$3,228.16	$3,228.16	None	None	$47,625

Control Persons and Principal Holders of Securities. The officers and Trustees of the Trust collectively owned less than 1% of the Fund’s outstanding shares as of July 31, 2026.

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of Shareholders. Although the Funds do not have information concerning the beneficial ownership as of July 31, 2026, to the Trust’s knowledge, the shareholders listed below owned of record or beneficially 5% or more of the outstanding Shares of each Fund.

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Genter Capital Dividend Income ETF

Name	Percentage of Ownership	Type of Ownership
National Financial Services, LLC 499 Washington Boulevard 4th Floor Jersey City, NJ 07310	49.51%	Record[1]
US Bank N.A. 60 Livingston Avenue Saint Paul, MN 55107	21.52%	Record[1]
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	20.82%	Record[1]

1. The Fund believes that such entity does not have a beneficial ownership interest in such shares.

Genter Capital International Dividend ETF

Name	Percentage of Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	89.23%	Record[1]

1. The Fund believes that such entity does not have a beneficial ownership interest in such shares.

Genter Capital Municipal Quality Intermediate ETF

Name	Percentage of Ownership	Type of Ownership
Pershing, LLC One Pershing Plaza Jersey City, NJ 07399	76.15%	Record[1]
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	16.94%	Record[1]

1. The Fund believes that such entity does not have a beneficial ownership interest in such shares.

Genter Capital Taxable Quality Intermediate ETF

Name	Percentage of Ownership	Type of Ownership
Pershing, LLC One Pershing Plaza Jersey City, NJ 07399	45.70%	Record[1]
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	43.41%	Record[1]
Axos Clearing LLC 15950 West Doge Road Suite 300 Omaha, NE 68118	7.35%	Record[1]

1. The Fund believes that such entity does not have a beneficial ownership interest in such shares.

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Potential Conflicts of Interest. When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Advisor or Sub-Advisor may receive fees from certain accounts that are higher than the fee it receives from the Funds, or it may receive a performance-based fee on certain accounts. The procedures to address conflicts of interest, if any, are described below.

The portfolio managers’ management of other accounts may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other.

The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio manager’s knowledge about the size, timing and possible market impact of fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Investment Advisor. The Funds are managed by OBP. The Advisor is responsible for the overall management and administration of the Funds’ business affairs. The Advisor commenced business operations in April 2014. The Advisor’s principal address is 116 S. Franklin Street, Rocky Mount, North Carolina 27804. The Advisor is an affiliate of The Nottingham Company. OBP was formed primarily to serve as the Advisor of the Trust’s series.

The Advisor is principally owned and controlled by its two Members, Katherine Honey and McIvy Company LLC. McIvy Company LLC is principally owned and controlled by Frank Meadows, FP Meadows III Children’s Trust, and FP Meadows III Education Trust. The Advisor supervises the Funds’ investments pursuant to the Investment Advisory Agreement. The Advisor is responsible for monitoring and overseeing the Sub-Advisor.

Investment Advisory Agreement. The Investment Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Funds’ outstanding voting securities, provided the continuance is also specifically approved by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party. The Investment Advisory Agreement is terminable without penalty by the Trust on 60 calendar days’ written notice by the Trustees or by vote of a majority of the outstanding voting securities or upon 60 calendar days’ written notice by the Adviser. The Investment Advisory Agreement provides that it will terminate automatically in the event of its “assignment,” as such term is defined in the 1940 Act.

Under the Investment Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties; or from its reckless disregard of its duties and obligations under the Investment Advisory Agreement.

Investment Sub-Advisor. Genter Capital Management (“Genter” or “Sub-Advisor”) acts as the investment sub-advisor to the Fund pursuant to a sub-advisory agreement with the Trust on behalf of the Funds, and the Advisor (a “Sub-Advisory Agreement”).

Pursuant to the Sub-Advisory Agreements, Genter furnishes the investment programs for the Funds and manages the investment and reinvestment of the Funds’ assets on an ongoing basis under the supervision of the Advisor.

Management Fees. As full compensation for the investment advisory services provided to the Funds, the Advisor and Sub-Advisor will receive monthly compensation based on the Funds’ average daily net assets at the annual rates set forth in the table below. Pursuant to the sub-advisory agreement, for the services provided, the Advisor pays Genter sub-advisory fees out of the advisory fee paid to the Advisor by the Funds, payable on a monthly basis at the annual rates set forth in the table below.

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Fund	Advisory Fee	Sub-Advisory Fee
Genter Capital Dividend Income ETF	0.20%	0.15%
Genter Capital International Dividend ETF	0.20%	0.15%
Genter Capital Municipal Quality Intermediate ETF	0.20%	0.15%
Genter Capital Taxable Quality Intermediate ETF	0.20%	0.15%

The following chart shows the total dollar amounts that each Fund paid to OBP Capital, LLC for the two most recent fiscal years ended April 30:

Net Amount Paid
Fund	2026 Advisory Fees Earned	2025 Advisory Fees Earned
Genter Capital Dividend Income ETF[1]	$11,973	$355
Genter Capital International Dividend ETF[1]	$5,067	$325
Genter Capital Municipal Quality Intermediate ETF[2]	$28,591	$3,109
Genter Capital Taxable Quality Intermediate ETF[2]	$125,810	$51,599
1.	Fund commenced operations on January 13, 2025.

2.	Fund commenced operations on May 21, 2024.

The Funds do not pay a direct fee to the Sub-Advisor. The following charts show the aggregate fees paid to the Sub-Advisor by the Advisor for the two most recent fiscal years ended April 30:

	Amount Paid (Paid to Genter Capital Management)
Fund	2026	2025
Genter Capital Dividend Income ETF[1]	$8,980	$266
Genter Capital International Dividend ETF[1]	$3,800	$244
Genter Capital Municipal Quality Intermediate ETF[2]	$21,443	$2,332
Genter Capital Taxable Quality Intermediate ETF[2]	$94,357	$38,699
1.	Fund commenced operations on January 13, 2025.

2.	Fund commenced operations on May 21, 2024

Portfolio Manager Compensation Structure Disclosure

Compensation. Messrs. Hall’s and Rudnik’s compensation is based on base salary plus a discretionary bonus. This bonus is based on 1-, 3-, and 5-year pre-tax performance of the Fund versus the Bloomberg U.S. Intermediate Government/Credit Index and peer group. Messrs. Pytlewski’s and Ryan’s compensation is based on a base salary plus a discretionary bonus. This bonus is based on a 1-, 3-, and 5-year pre-tax performance of the Fund versus the Bloomberg 5 Year Municipal Index and peer group. Messrs. Klatt’s and Pescherine’s compensation is based on a base salary plus a discretionary bonus. This bonus is based on 1-, 3-, and 5-year pre-tax performance of the Fund versus the Russell 1000 Value Index and a peer group universe. Mr. Nam’s compensation is based on a base salary plus a discretionary bonus. This bonus is based on 1-, 3-, and 5-year pre-tax performance of the Fund versus the Russell 1000 Value Index and the MSCI EAFE Value Index and peer group.

Ownership of Shares.

The following table shows the amount of each Fund’s equity securities beneficially owned by the portfolio manager as of April 30, 2026 (unless otherwise indicated) and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.

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Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund
Alex Hall	Genter Capital Taxable Quality Intermediate ETF	A
Brian Pytlewski	Genter Capital Municipal Quality Intermediate ETF	A
David P. Klatt	Genter Capital Dividend Income ETF	E
	Genter Capital International Dividend ETF	C
David Pescherine	Genter Capital Dividend Income ETF	A
	Genter Capital International Dividend ETF	A
Glen Nam	Genter Capital International Dividend ETF	A
Taylor Rudnik	Genter Capital Taxable Quality Intermediate ETF	A
Paul Ryan	Genter Capital Municipal Quality Intermediate ETF	A

Other Accounts Managed by the Portfolio Managers. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts. The table below shows the number of, and total assets in, such other accounts as of the Funds’ fiscal year ended April 30, 2026.

Portfolio Management Team	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
All Accounts
Alex Hall	0	$0	0	$0	2,604	$1.6B
David P. Klatt	0	$0	0	$0	1,185	$1.5B
Glen Nam	0	$0	0	$0	65	$95.0M
David Pescherine	0	$0	0	$0	1,185	$1.5B
Brian Pytlewski	0	$0	0	$0	1,198	$1.8B
Taylor Rudnik	0	$0	0	$0	2,604	$1.6B
Paul Ryan	0	$0	0	$0	1,198	$1.8B
Accounts with Performance-Based Advisory Fee
Alex Hall	0	$0	0	$0	0	$0
David P. Klatt	0	$0	0	$0	0	$0
Glen Nam	0	$0	0	$0	0	$0
David Pescherine	0	$0	0	$0	0	$0
Brian Pytlewski	0	$0	0	$0	0	$0
Taylor Rudnik	0	$0	0	$0	0	$0
Paul Ryan	0	$0	0	$0	0	$0

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Administrator. The Nottingham Company ("Nottingham"), located at 116 South Franklin Street, Rocky Mount, North Carolina 27804, has served as the administrator to the Trust pursuant to a Fund Accounting & Administration Services Agreement (the "Legacy Agreement"). The Trust became aware that, within the past fiscal quarter, a transaction involving Nottingham may have resulted in the assignment and termination of the Legacy Agreement. Based on the information regarding the Nottingham transaction, a new long-term agreement may be sought, which may have terms materially different from the Legacy Agreement (the “Long-Term Agreement”). If necessary and/or until a Long-Term Agreement is approved and executed, during such period, Nottingham will continue to provide administrative services for the Trust, consistent with the terms of the Legacy Agreement, related to the services to be rendered, as discussed below. In the absence of an agreement to provide the services contemplated by the Legacy Agreement, the Trust's failure to pay for services rendered could be detrimental to the Trust and its operations.

Consistent with the terms of the Legacy Agreement, the administrator receives a unitary administration services fee of 0.18%, which is designed to pay the Funds’ expenses and to compensate the administrator for providing service for the Funds. Out of the unitary administration services fee, the administrator pays substantially all expenses of the Funds, including the costs of fund accounting and net asset value calculation, transfer agency, custody, fund administration, support for the Funds’ relationships with market makers and Authorized Participants, legal, audit, printing, filing fees and registration expenses, insurance, exchange fees and other services, and Independent Trustees’ fees, but excluding (i) investment advisory and sub-advisory fee payments under the Trust’s agreements with the Advisor and Subadvisor; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the advisor or subadvisor).

Consistent with the terms of the Legacy Agreement, the administrator performs the following services for the Funds: (i) procures on behalf of the Trust, and coordinates with the custodian and monitors the services it provides to the Funds; (ii) coordinates with and monitors any other third parties furnishing services to the Funds; (iii) provides the Funds with necessary office space, telephones, and other communications facilities and personnel competent to perform administrative and clerical functions for the Funds; (iv) assists or supervises the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law; (v) assists in the preparation of all federal, state, and local tax returns and reports of the Funds required by applicable law; (vi) assists in the preparation of and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law; (vii) assists in the preparation of and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (viii) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of fund expenses and instructs the custodian to issue checks in payment thereof; and (ix) takes such other action with respect to the Funds as may be necessary in the opinion of the administrator to perform its duties under the agreement. Consistent with the terms of the Legacy Agreement, the administrator will also provide certain accounting and pricing services for the Funds.

Consistent with the terms of the Legacy Agreement, the administrator receives fees for its services and is reimbursed for out-of-pocket expenses. The following shows the total dollar amounts that each Fund paid to Nottingham, serving as administrator pursuant to the Legacy Agreement, for the two most recent fiscal years ended April 30:

	Administration Fees
Fund	2026	2025
Genter Capital Dividend Income ETF[1]	$10,776	$319
Genter Capital International Dividend ETF[1]	$4,561	$293
Genter Capital Municipal Quality Intermediate ETF[2]	$25,732	$2,797
Genter Capital Taxable Intermediate ETF[2]	$113,228	$46,438
1.	Fund commenced operations on January 13, 2025.

2.	The Fund commenced operations on May 21, 2024

Distributor. Under the Distribution Agreement between the Trust and Paralel Distributors LLC (the “Distributor”), the Distributor serves as the principal distributor and underwriter for the Funds. The Distributor is located at 1700 Broadway, Suite 2100, Denver, Colorado 80290. Shares are continuously offered for sale by the Funds through the Distributor or its agent only in Creation Units, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Units section of this SAI. Shares in amounts less than Creation Units are generally not distributed by the Distributor or its agent. The Distributor or its agent will arrange for the delivery of the applicable Prospectus and, upon request, this SAI to persons purchasing Creation Units and will maintain records of both orders placed with it or its agents and confirmations of acceptance furnished by it or its agents. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is also licensed as a broker-dealer in all 50 U.S. states, as well as in Puerto Rico, the U.S. Virgin Islands, and the District of Columbia.

The Distribution Agreement for the Funds provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days' prior written notice to the other party following (i) the vote of a majority of the Independent Trustees, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as described below), Depository Trust Company (“DTC”) participants and/or investor services organizations. The Advisor, Sub-Advisor, or their Affiliates may, from time to time and from their own resources, pay, defray, or absorb costs relating to distribution, including payments out of their own resources to the Distributor, or to otherwise promote the sale of shares.

The Distributor and its affiliate may receive compensation or reimbursement from the Advisor with respect to any services performed under the distribution agreement, as may be agreed upon by the parties from time to time.

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Payments by the Sub-Advisor and its Affiliates. Genter and/or its Affiliates (“Advisor Entities”) pay certain broker-dealers, registered investment advisers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Funds, other funds or exchange-traded products in general. Sub-Advisor Entities make these payments from their own assets and not from the assets of the Funds. Although a portion of Sub-Advisor Entities' revenue comes directly or indirectly in part from fees paid by the Funds and other funds, these payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, the Funds or other funds. Sub-Advisor Entities make payments for Intermediaries' participation in activities that are designed to make registered representatives, other professionals, and individual investors more knowledgeable about exchange-traded products, including the Funds, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms, and reporting systems (“Education Costs”). Sub-Advisor Entities also make payments to Intermediaries for certain printing, publishing, and mailing costs associated with the Funds or materials relating to exchange-traded products in general (“Publishing Costs”). In addition, Sub-Advisor Entities make payments to Intermediaries that make Shares and certain other funds available to their clients, develop new products that feature the Funds, or otherwise promote the Funds and other funds. Sub-Advisor Entities may also reimburse expenses or make payments from their own assets to Intermediaries or other persons in consideration of services or other activities that the Sub-Advisor Entities believe may benefit the Funds’ business or facilitate investment in the Funds. Payments of the type described above are sometimes referred to as revenue-sharing payments.

Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your salesperson or other investment professional may also be significant for your salesperson or other investment professional. Because an Intermediary may make decisions about which investment options it will recommend or make available to its clients or what services to provide for various products based on payments it receives or is eligible to receive, such payments may create conflicts of interest between the Intermediary and its clients, and these financial incentives may cause the Intermediary to recommend the Funds and other funds over other investments. The same conflicts of interest and financial incentives exist with respect to your salesperson or other investment professional if he or she receives similar payments from his or her Intermediary firm.

Any additions, modifications, or deletions to Intermediaries listed above that have occurred since the date noted above are not included in the list. Further, Sub-Advisor Entities make Education Costs and Publishing Costs payments to other Intermediaries that are not listed above. Sub-Advisor Entities may determine to make such payments based on any number of metrics. For example, Sub-Advisor Entities may make payments at year-end or other intervals in a fixed amount, an amount based upon an Intermediary's services at defined levels, or an amount based on the Intermediary's net sales of one or more funds in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. As of the date of this SAI, the Sub-Advisor anticipates that the payments paid by Sub-Advisor Entities in connection with the Funds and exchange-traded products in general will be immaterial to Sub-Advisor Entities in the aggregate for the next year. Please contact your salesperson or other investment professional for more information regarding any such payments his or her Intermediary firm may receive. Any payments made by the Sub-Advisor Entities to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.

The Funds may participate in certain market maker incentive programs of a national securities exchange in which an affiliate of the Funds would pay a fee to the exchange used for incentivizing one or more market makers in the securities of the Funds to enhance the liquidity and quality of the secondary market of securities of the Funds. The fee would then be credited by the exchange to one or more market makers that meet or exceed liquidity and market quality standards with respect to the securities of the Funds. Each market maker incentive program is subject to approval from the SEC. Any such fee payments made to an exchange will be made by an affiliate of the Funds solely for the benefit of the Funds and will not be paid from any Fund assets. Certain funds managed by the Sub-Advisor may also participate in such programs.

Custodian. UMB Bank, n.a., (“UMB”) located at 1010 Grand Blvd, Kansas City, Missouri 64106 also serves as a custodian for the Funds. UMB is responsible for holding all cash assets and all portfolio securities of the Funds, releasing and delivering such securities as directed by the Funds, maintaining bank accounts in the name of the Funds, receiving for deposit into such accounts payments for Shares, collecting income and other payments due the Funds with respect to portfolio securities, and paying out monies of the Funds.

Transfer Agent. Nottingham Shareholder Services, LLC located at 116 S. Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365, is the transfer agent for the Funds and also serves as the dividend disbursing agent for the Funds.

Counsel. Stradley Ronon Stevens & Young, LLP, located at 2005 Market Street, Suite 2600, Philadelphia, PA 19103 is counsel to the Trust.

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Independent Registered Public Accounting Firm. Tait, Weller & Baker, LLP, located at Two Liberty Place, 50 S. 16th Street, Suite 2900, Philadelphia, PA 19102-2529, serves as the Funds’ independent registered public accounting firm. They audit the Funds’ financial statements and perform other related audit services.

Compliance Services Administrator. The Trust has entered into a compliance services arrangement with The Nottingham Company, located at 116 S Franklin Street, Rocky Mount, North Carolina 27804. The Trust’s CCO will prepare and update the Trust’s compliance manual and monitor and test compliance with the policies and procedures under the Trust’s compliance manual.

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BROKERAGE TRANSACTIONS

Subject to policies established by the Board, Genter is primarily responsible for the execution of the Funds’ portfolio transactions and the allocation of brokerage. Genter does not execute transactions through any particular broker or dealer but seeks to obtain the best net results for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm, and the firm's risk and skill in positioning blocks of securities. While Genter generally seeks reasonable trade execution costs, the Funds do not necessarily pay the lowest spread or commission available, and payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. Subject to applicable legal requirements, Genter may select brokers based partly upon brokerage or research services provided to Genter and its clients, including the Funds. In return for such services, Genter may cause the Funds to pay a higher commission than other brokers would charge if Genter determines in good faith that the commission is reasonable in relation to the services provided.

In selecting brokers or dealers to execute portfolio transactions, Genter seeks to obtain the best price and most favorable execution for the Funds and may take into account a variety of factors including: (i) the size, nature, and character of the security or instrument being traded and the markets in which it is purchased or sold; (ii) the desired timing of the transaction; (iii) Genter’s knowledge of the expected commission rates and spreads currently available; (iv) the activity existing and expected in the market for the particular security or instrument, including any anticipated execution difficulties; (v) the full range of brokerage services provided; (vi) the broker's or dealer's capital; (vii) the quality of research and research services provided; (viii) the reasonableness of the commission, dealer spread, or its equivalent for the specific transaction; and (ix) Genter’s knowledge of any actual or apparent operational problems of a broker or dealer. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, or other circumstances.

Section 28(e) of the 1934 Act (“Section 28(e)”) permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction in securities that exceeds the amount another broker or dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker or dealer. This includes commissions paid on riskless principal transactions in securities under certain conditions.

From time to time, the Funds may purchase new issues of securities in a fixed price offering. In these situations, the broker may be a member of the selling group that will, in addition to selling securities, provide Genter with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the broker will provide research “credits” in these situations at a rate that is higher than that available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

OTC issues, including most fixed income securities such as corporate debt and U.S. Government securities, are normally traded on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. The Funds will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time and includes the dealer's normal profit.

Under the 1940 Act, persons affiliated with the Funds and persons who are affiliated with such affiliated persons are prohibited from dealing with the Funds as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Funds will not deal with affiliated persons, including the Advisor and its affiliates, in connection with such transactions. The Funds will not purchase securities during the existence of any underwriting or selling group relating to such securities of which OBP, Genter, or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board in accordance with Rule 10f-3 under the 1940 Act.

Purchases of money market instruments by the Funds are made from dealers, underwriters, and issuers. The Funds do not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer.

The Sub-Advisor, from time to time, effects trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with the Sub-Advisor in conformity with Rule 17e-1 under the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions.

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Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.

Investment decisions for the Funds and for other investment accounts managed by the Sub-Advisor and its Affiliates are made independently of each other in light of differing conditions. A variety of factors will be considered in making investment allocations. These factors include: (i) investment objectives or strategies for particular accounts, including sector, industry, country or region and capitalization weightings; (ii) tax considerations of an account; (iii) risk or investment concentration parameters for an account; (iv) supply or demand for a security at a given price level; (v) size of available investment; (vi) cash availability and liquidity requirements for accounts; (vii) regulatory restrictions; (viii) minimum investment size of an account; (ix) relative size of account; and (x) such other factors as may be approved by the Sub-Advisor. Moreover, investments may not be allocated to one client account over another based on any of the following considerations: (i) to favor one client account at the expense of another; (ii) to generate higher fees paid by one client account over another or to produce greater performance compensation to the Sub-Advisor; (iii) to develop or enhance a relationship with a client or prospective client; (iv) to compensate a client for past services or benefits rendered to the Sub-Advisor or to induce future services or benefits to be rendered to the Sub-Advisor; or (v) to manage or equalize investment performance among different client accounts. The Sub-Advisor and its Affiliates may deal, trade and invest for their own account in the types of securities in which the Funds may invest.

Initial public offerings of securities may be over-subscribed and subsequently trade at a premium in the secondary market. When the Sub-Advisor is given an opportunity to invest in such an initial offering or “new” or “hot” issue, the supply of securities available for client accounts is often less than the amount of securities the accounts would otherwise take. In order to allocate these investments fairly and equitably among client accounts over time, each portfolio manager or a member of his or her respective investment team will indicate to the Sub-Advisor’s trading desk their level of interest in a particular offering with respect to eligible clients' accounts for which that team is responsible. Initial public offerings of U.S. equity securities will be identified as eligible for particular client accounts that are managed by portfolio teams who have indicated interest in the offering based on market capitalization of the issuer of the security and the investment mandate of the client account and in the case of international equity securities, the country where the offering is taking place and the investment mandate of the client account. Generally, shares received during the initial public offering will be allocated among participating client accounts within each investment mandate on a pro rata basis. This pro rata allocation may result in the Funds receiving less of a particular security than if pro-rating had not occurred. All allocations of securities will be subject, where relevant, to share minimums established for accounts and compliance constraints. In situations where supply is too limited to be allocated among all accounts for which the investment is eligible, portfolio managers may rotate such investment opportunities among one or more accounts so long as the rotation system provides for fair access for all client accounts over time. Other allocation methodologies that are considered by the Sub-Advisor to be fair and equitable to clients may be used as well.

Because different accounts may have differing investment objectives and policies, the Sub-Advisor may buy and sell the same securities at the same time for different clients based on the particular investment objective, guidelines and strategies of those accounts. For example, the Sub-Advisor may decide that it may be entirely appropriate for a growth fund to sell a security at the same time a value fund is buying that security. To the extent that transactions on behalf of more than one client of the Sub-Advisor or its Affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. For example, sales of a security by the Sub-Advisor on behalf of one or more of its clients may decrease the market price of such security, adversely impacting other Sub-Advisor clients that still hold the security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Funds or other clients or funds for which the Sub-Advisor or an Affiliate act as investment manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all.

In certain instances, the Sub-Advisor may find it efficient for purposes of seeking to obtain best execution, to aggregate or “bunch” certain contemporaneous purchases or sale orders of its advisory accounts and advisory accounts of affiliates. In general, all contemporaneous trades for client accounts under management by the same portfolio manager or investment team will be bunched in a single order if the trader believes the bunched trade would provide each client with an opportunity to achieve a more favorable execution at a potentially lower execution cost. The costs associated with a bunched order will be shared pro rata among the clients in the bunched order. Generally, if an order for a particular portfolio manager or management team is filled at several different prices through multiple trades, all accounts participating in the order will receive the average price (except in the case of certain international markets where average pricing is not permitted). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Funds are concerned, in other cases it could be beneficial to the Funds. Transactions effected by the Sub-Advisor or its Affiliates on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price. The trader will give the bunched order to the broker-dealer that the trader has identified as being able to provide the best execution of the order. Orders for purchase or sale of securities will be placed within a reasonable amount of time of the order receipt and bunched orders will be kept bunched only long enough to execute the order.

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The following table sets forth the brokerage commissions paid by the Funds for the two most recent fiscal years ended April 30:

Fund	2026	2025
Genter Capital Dividend Income ETF[1]	$696	$352
Genter Capital International Dividend ETF[1]	$123	$349
Genter Capital Municipal Quality Intermediate ETF[2]	$0	$0
Genter Capital Taxable Quality Intermediate ETF[2]	$0	$0
1.	Fund commenced operations on January 13, 2025.

2.	Fund commenced operations on May 21, 2024.

The Funds’ purchase and sale orders for securities may be combined with those of other investment companies, clients, or accounts that the Sub-Advisor or its Affiliates manage or advise and for which they have brokerage placement authority. If purchases or sales of portfolio securities of the Funds and one or more other accounts managed or advised by the Sub-Advisor or its Affiliates are considered at or about the same time, transactions in such securities are allocated among the Funds and the other accounts in a manner deemed equitable to all by the Sub-Advisor and its Affiliates. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Funds. The Sub-Advisor and its Affiliates may deal, trade and invest for their own account in the types of securities in which the Funds may invest. The Sub-Advisor and its Affiliates may, from time to time, affect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with the Sub-Advisor, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Funds will not deal with affiliates in principal transactions unless permitted by applicable SEC rules or regulations, or by SEC exemptive order.

Portfolio Turnover. The Funds may pay transaction costs, such as commissions, when they buy and sell securities (or “turns over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Funds’ performance. The table below sets forth the portfolio turnover rates of the Fund for the two most recent fiscal years ended April 30:

Fund	2026	2025
Genter Capital Dividend Income ETF[1]	9.34%	10.12%
Genter Capital International Dividend ETF[1]	2.39%	8.81%
Genter Capital Municipal Quality Intermediate ETF[2]	47.79%	51.62%
Genter Capital Taxable Quality Intermediate ETF[2]	34.90%	56.87%
1.	Fund commenced operations on January 13, 2025.

2.	Fund commenced operations on May 21, 2024.

ADDITIONAL INFORMATION CONCERNING THE TRUST

The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Delaware statutory trust on December 21, 2016 and consists of multiple separate portfolios or series.

The Trust is authorized to issue an unlimited number of shares in one or more series or “funds.” The Board has the right to establish additional series in the future, to determine the preferences, voting powers, rights, and privileges thereof and to modify such preferences, voting powers, rights, and privileges without shareholder approval.

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Each share issued by the Funds has a pro rata interest in the assets of the Funds. Shares have no preemptive, exchange, subscription, or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Funds, and in the net distributable assets of the Funds on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.

The Declaration of Trust may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote. The holders of Shares are required to disclose information on direct or indirect ownership of Shares as may be required to comply with various laws applicable to the Funds, and ownership of Shares may be disclosed by the Funds if so required by law or regulation.

The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 51% of the outstanding shares of the Trust have the right to call a special meeting to remove one or more Trustees or for any other purpose.

The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, Paralel Distributors LLC, at the address provided herein under “Distributor.”

Book Entry Only System. DTC Acts as Securities Depository for Shares. Shares are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the Exchange and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is affected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

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The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Proxy Voting. The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Sub-Advisor. The Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A of this SAI. The Board will periodically review the Funds’ proxy voting record.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Funds also is available at no charge upon request by calling 1-252-972-9922 or by writing to Spinnaker ETF Series, P.O. Box 69, Rocky Mount, NC 27802 or on the Fund’s website listed below. The Funds’ Form N-PX also is available on the SEC’s website at www.sec.gov.

Fund	Website
Genter Capital Dividend Income ETF	www.genterfunds.com/GEND
Genter Capital International Dividend ETF	www.genterfunds.com/GENW
Genter Capital Municipal Quality Intermediate ETF	www.genterfunds.com/GENM
Genter Capital Taxable Quality Intermediate ETF	www.genterfunds.com/GENT

Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Funds and their service providers may not receive compensation or any other consideration (which includes any agreement to maintain assets in the Funds or in other investment companies or accounts managed by the Advisor or any affiliated person of the Advisor) in connection with the disclosure of portfolio holdings information of the Trust. The Trust’s policy is implemented and overseen by the chief compliance officer of the Funds, subject to the oversight of the Board. Periodic reports regarding these procedures will be provided to the Board. The Board must approve all material amendments to this policy. The Funds’ complete portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the NYSE Arca via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of the Funds. The Trust, the Advisor and the Distributor will not disseminate non-public information concerning the Trust.

Codes of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Advisor and the Distributor (collectively the “Codes”). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person’s employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Advisor and the Distributor (“Access Persons”). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds, subject to certain limitations. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC and are available to the public.

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CREATION AND REDEMPTION OF CREATION UNITS

General. The Funds issue and sell Shares only in Creation Units on a continuous basis through the Distributor or its agent, without a sales load, at a price based on the NAV next determined after receipt, on any Business Day (as defined below), of an order received by the Distributor or its agent in proper form. A Creation Unit is an aggregation of 10,000 Shares. On days when the Listing Exchange closes earlier than normal, the Funds may require orders to be placed earlier in the day. In its discretion, the Advisor reserves the right to increase or decrease the number of the Shares that constitute a Creation Unit. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of the Funds, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

A “Business Day” with respect to the Fund is any day on which the Exchange on which the Funds are listed for trading is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays, as observed: New Year's Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Units of the Funds generally consists of the in-kind deposit of a designated portfolio of securities (Deposit Securities) and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which will be applicable (subject to possible amendment or correction) to creation requests received in proper form. The Fund Deposit represents the minimum initial and subsequent investment amount for a Creation Unit of the Funds.

The “Cash Component” is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities and serves to compensate for any differences between the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing the Creation Unit. The Funds generally offer Creation Units partially for cash, but may, in certain circumstances, offer Creation Units solely for cash.

The Funds make available through the NSCC on each Business Day prior to the opening of business on the Listing Exchange, the list of names and the required number of shares of each Deposit Security and the amount of the Cash Component to be included in the current Fund Deposit (based on information as of the end of the previous Business Day for the Funds). Such Fund Deposit is applicable, subject to any adjustments as described below, to purchases of Creation Units of shares of a given fund until such time as the next-announced Fund Deposit is made available.

The identity and number of shares of the Deposit Securities change pursuant to changes in the composition of the Funds’ portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by the Sub-Advisor with a view to the investment objective of the Funds. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities constituting the Funds’ portfolio.

The Funds reserve the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through DTC or the clearing process (as discussed below) or that the Authorized Participant is not able to trade due to a trading restriction. The Funds also reserve the right to permit or require a “cash in lieu” amount in certain circumstances, including circumstances in which (i) the delivery of the Deposit Security by the Authorized Participant (as described below) would be restricted under applicable securities or other local laws or (ii) the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under applicable securities or other local laws, or in certain other situations.

Cash Purchase Method. Although the Funds do not ordinarily permit partial or full cash purchases of Creation Units of the Funds, when partial or full cash purchases of Creation Units are available or specified (Creation Units of the Funds are generally offered partially for cash), they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a partial or full cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser.

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Role of the Authorized Participant. Creation Units may be purchased only by or through a DTC Participant that has entered into an authorized participant agreement with the Distributor (an “Authorized Participant”). Such Authorized Participant will agree, pursuant to the terms of such authorized participant agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of shares an amount of cash sufficient to pay the Cash Component, once the NAV of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fees described below. An Authorized Participant, acting on behalf of an investor, may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an authorized participant agreement and that orders to purchase Creation Units may have to be placed by the investor's broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Funds do not expect to enter into an authorized participant agreement with more than a small number of DTC Participants. A list of current Authorized Participants may be obtained from the Distributor. The Distributor has adopted guidelines regarding Authorized Participants' transactions in Creation Units that are made available to all Authorized Participants. These guidelines set forth the processes and standards for Authorized Participants to transact with the Distributor and its agents in connection with creation and redemption transactions. In addition, the Distributor may be appointed as the proxy of the Authorized Participant and may be granted a power of attorney under its authorized participation agreement.

Purchase Orders. To initiate an order for a Creation Unit, an Authorized Participant must submit to the Distributor or its agent an irrevocable order to purchase Shares, in proper form, generally before 4:00 p.m., Eastern time on any Business Day to receive that day's NAV. The Distributor or its agent will notify the Sub-Advisor and the custodian of such order. The custodian will then provide such information to any appropriate sub-custodian. Procedures and requirements governing the delivery of the Fund Deposit are set forth in the procedures handbook for Authorized Participants and may change from time to time. Investors, other than Authorized Participants, are responsible for making arrangements for a creation request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor or its agent by the Cutoff Time (as defined below) on such Business Day.

The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Funds, immediately available or same day funds estimated by the Funds to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees. Any excess funds will be returned following settlement of the issue of the Creation Unit. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the Cutoff Time of the Funds. Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.

In connection with any purchase order, the Authorized Participant is responsible for any and all expenses and costs incurred by the Funds, including any applicable cash amounts.

Timing of Submission of Purchase Orders. An Authorized Participant must submit an irrevocable order to purchase Shares generally before 4:00 p.m., Eastern time on any Business Day in order to receive that day's NAV (the “Cutoff Time”). Creation Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor or its agent pursuant to procedures set forth in the authorized participant agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or its agent or an Authorized Participant. In the case of custom orders, the order must be received by the Distributor no later than one hour prior to the Cutoff Time in order to receive that day’s closing NAV per Share. The Distributor or its agent, in their discretion, may permit the submission of such orders and requests by or through an Authorized Participant at any time (including on days on which the Exchange is not open for business) via communication through the facilities of the Distributor's or its agent's proprietary website maintained for this purpose. Purchase orders and redemption requests, if accepted by the Funds, will be processed based on the NAV next determined after such acceptance in accordance with the Funds’ Cutoff Times as provided in the authorized participant agreement and disclosed in this SAI.

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Acceptance of Orders for Creation Units. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) and (ii) arrangements satisfactory to the Funds are in place for payment of the Cash Component and any other cash amounts which may be due, the Funds will accept the order, subject to the Funds’ right (and the right of the Distributor and the Sub-Advisor) to reject any order until acceptance, as set forth below.

Once the Funds have accepted an order, upon the next determination of the NAV of the shares, such Funds will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor or its agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

The Funds reserve the right to reject or revoke a creation order transmitted to it by the Distributor or their agent if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding Shares; (iii) the Deposit Securities delivered do not conform to the identity and number of shares specified, as described above; (iv) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; or (v) circumstances outside the control of the Funds, the Distributor or its agent and the Sub-Advisor make it impracticable to process purchase orders provided that such action does not result in a suspension of sales of Creation Units in contravention of Rule 6c-11 under the 1940 Act and the SEC’s position thereunder. The Distributor or its agent shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on behalf of such purchaser of its rejection of such order. The Funds, the Custodian, and the Distributor or its agent are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.

Issuance of a Creation Unit. Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the Funds of the Deposit Securities and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the custodian that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor or its agent, and the Sub-Advisor shall be notified of such delivery and the Funds will issue and cause the delivery of the Creation Unit. Creation Units are generally issued on a “T+1 basis” (i.e., one Business Day after trade date). The Funds reserve the right to settle Creation Unit transactions on a basis other than T+1, including a longer settlement period, if necessary or appropriate under the circumstances and compliant with applicable law. For example, each Fund reserves the right to settle Creation Unit transactions on a basis other than T+1 in order to accommodate holiday schedules, to account for treatment by U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. In addition to holidays, other unforeseeable closings in a market due to emergencies may also prevent the Fund from settling Creation Unit transactions within the normal settlement period. The securities settlement cycles currently practicable for transferring foreign portfolio securities to redeeming Authorized Participants, coupled with foreign market holiday schedules, may require a delivery process longer than the standard settlement period. Pursuant to SEC rule, a Fund will be required to deliver such foreign portfolio securities in not more than 15 calendar days. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in securities delivery practices, could affect the information set forth herein at some time in the future and longer (worse) settlement periods are possible.

To the extent contemplated by an Authorized Participant's agreement with the Distributor, the Funds will issue Creation Units to such Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral having a value at least equal to 105% and up to 115%, which percentage the Funds may change at any time, in its sole discretion, of the value of the missing Deposit Securities in accordance with the Funds' then-effective procedures. The Funds may use such cash deposit at any time to buy Deposit Securities for the Funds. The only collateral that is acceptable to the Funds is cash in U.S. dollars. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time on the contractual settlement date. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. Information concerning the Funds’ current procedures for collateralization of missing Deposit Securities is available from the Distributor or its agent. The authorized participant agreement will permit the Funds to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Funds of purchasing such securities and the cash collateral including, without limitation, liability for related brokerage, borrowings, and other charges.

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In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, the Funds reserve the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Funds and the Funds’ determination shall be final and binding.

Costs Associated with Creation Transactions. A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same, regardless of the number of Creation Units purchased by the Authorized Participant on the applicable Business Day. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact, and other costs and expenses related to the execution of trades resulting from such transaction. Authorized Participants will also bear the costs of transferring the Deposit Securities to the Funds. Investors who use the services of a broker or other financial intermediary to acquire Shares may be charged a fee for such services.

In addition to the standard transaction fee discussed above, the Funds may charge an additional variable fee (“Variable Fee”) for creations in whole or partial cash to offset brokerage and impact expenses associated with the cash portion of the transaction. The amount of the Variable Fee payable to the Fund by the Authorized Participant is determined by the Advisor based on analysis of historical transaction cost data and the Advisor’s views of current market conditions, among other factors. The actual Variable Fee charged for a given transaction may be lower or higher than the trading expenses incurred by the Funds with respect to the transaction. The total transaction fees charged (i.e., the standard transaction fee plus the Variable Fee) will not exceed the maximum amounts reflected in the table below. From time to time, the Advisor, in its sole discretion, may adjust a Fund’s transaction fees or reimburse an Authorized Participant for all or a portion of the transaction fees. The Advisor may waive the standard creation transaction fee when a Variable Fee is charged.

The following table sets forth the Funds’ standard creation transaction fees (as described above):

	Standard Creation Transaction Fee[1]	Maximum Total Transaction Fee[2]
Genter Capital Dividend Income ETF	$250	3.00%
Genter Capital International Dividend ETF	$250	3.00%
Genter Capital Municipal Quality Intermediate ETF	$500	3.00%
Genter Capital Taxable Quality Intermediate ETF	$500	3.00%
1.	Flat fee charged per transaction for one or more Creation Units.

2.	As a percentage of the net asset value per Creation Unit, inclusive of the Standard Transaction Fee.

Redemption of Creation Units. Shares of the Funds may be redeemed by Authorized Participants only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor or its agent and only on a Business Day. The Funds will not redeem shares in amounts less than Creation Units. There can be no assurance, however, that there will be sufficient liquidity in the secondary market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a Creation Unit that could be redeemed by an Authorized Participant. Beneficial owners also may sell shares in the secondary market.

The Funds generally redeem Creation Units partially for cash. Please see the Cash Redemption Method section below and the following discussion summarizing the in-kind method for further information on redeeming Creation Units of the Funds.

The Funds make available through the NSCC, prior to the opening of business on the Listing Exchange on each Business Day, the designated portfolio of securities (including any portion of such securities for which cash may be substituted) that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”), and an amount of cash (the “Cash Amount,” as described below). Such Fund Securities and the corresponding Cash Amount (each subject to possible amendment or correction) are applicable, in order to effect redemptions of Creation Units of the Funds until such time as the next announced composition of the Fund Securities and Cash Amount is made available. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. Procedures and requirements governing redemption transactions are set forth in the handbook for Authorized Participants and may change from time to time.

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If redemptions are not paid in cash, the redemption proceeds for a Creation Unit generally consist of Fund Securities, plus the Cash Amount, which is an amount equal to the difference between the NAV of the shares being redeemed, as next determined after the receipt of a redemption request in proper form, and the value of Fund Securities, less a redemption transaction fee (as described below).

The Funds may, in their sole discretion, substitute a “cash in lieu” amount to replace any Fund Security. The Funds also reserves the right to permit or require a “cash in lieu” amount in certain circumstances, including circumstances in which: (i) the delivery of the Fund Security to the Authorized Participant would be restricted under applicable securities or other local laws; or (ii) the delivery of the Fund Security to the Authorized Participant would result in the disposition of the Fund Security by the Authorized Participant due to restrictions under applicable securities or other local laws, or in certain other situations. The amount of cash paid out in such cases will be equivalent to the value of the substituted security listed as the Fund Security. If Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder. The Funds generally redeem Creation Units partially for cash.

Cash Redemption Method. Although the Funds do not ordinarily permit partial or full cash redemptions of Creation Units of the Funds, when partial or full cash redemptions of Creation Units are available or specified (Creation Units of the Funds are generally redeemed partially for cash), they will be affected in essentially the same manner as in-kind redemptions thereof. In the case of partial or full cash redemption, the Authorized Participant receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer.

Costs Associated with Redemption Transactions. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the Funds. The standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit and is the same regardless of the number of Creation Units redeemed by an Authorized Participant on the applicable Business Day. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact, and other costs and expenses related to the execution of trades resulting from such transaction. Authorized Participants will also bear the costs of transferring the Fund Securities from the Funds to their account on their order. Investors who use the services of a broker or other financial intermediary to dispose of Shares may be charged a fee for such services.

In addition to the standard transaction fee discussed above, the Funds may charge an additional variable fee (“Variable Fee”) for redemptions in whole or partial cash to offset brokerage and impact expenses associated with the cash portion of the transaction. The amount of the Variable Fee payable to the Fund by the Authorized Participant is determined by the Advisor based on analysis of historical transaction cost data and the Advisor’s views of current market conditions, among other factors. The actual Variable Fee charged for a given transaction may be lower or higher than the trading expenses incurred by the Funds with respect to the transaction. The total transaction fees charged (i.e., the standard transaction fee plus the Variable Fee) will not exceed the maximum amounts reflected in the table below. From time to time, the Advisor, in its sole discretion, may adjust a Fund’s transaction fees or reimburse an Authorized Participant for all or a portion of the transaction fees. The Advisor may waive the standard redemption transaction fee when a Variable Fee is charged.

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The following table sets forth the Funds’ standard redemption transaction fees (as described above):

	Standard Redemption Transaction Fee[1]	Maximum Total Transaction Fee[2]
Genter Capital Dividend Income ETF	$500	2.00%
Genter Capital International Dividend ETF	$500	2.00%
Genter Capital Municipal Quality Intermediate ETF	$500	2.00%
Genter Capital Taxable Quality Intermediate ETF	$500	2.00%
1.	Flat fee charged per transaction for one or more Creation Units.

2.	As a percentage of the net asset value per Creation Unit, inclusive of the Standard Transaction Fee.

Placement of Redemption Orders. Redemption requests for Creation Units of the Funds must be submitted to the Distributor by or through an Authorized Participant. An Authorized Participant must submit an irrevocable request to redeem Shares generally before 4:00 p.m., Eastern time on any Business Day in order to receive that day's NAV. In the case of custom orders, the order must be received by the Distributor no later than one hour prior to Closing Time in order to receive that day’s closing NAV per Share. On days when the Exchange closes earlier than normal, the Funds may require orders to redeem Creation Units to be placed earlier that day.  Investors, other than Authorized Participants, are responsible for making arrangements for a redemption request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request.

The Authorized Participant must transmit the request for redemption in the form required by the Funds to the Distributor or its agent in accordance with procedures set forth in the authorized participant agreement. Investors should be aware that their particular broker may not have executed an authorized participant agreement and that, therefore, requests to redeem Creation Units may have to be placed by the investor's broker through an Authorized Participant who has executed an authorized participant agreement. At any time, only a limited number of broker-dealers will have an authorized participant agreement in effect. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Funds' transfer agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers, or other financial intermediaries if such intermediaries are not Authorized Participants.

A redemption request is considered to be in “proper form” if: (i) an Authorized Participant has transferred or caused to be transferred to the Funds’ transfer agent the Creation Unit redeemed through the book-entry system of DTC so as to be effective by the Exchange closing time on any Business Day; (ii) a request in form satisfactory to the Funds is received by the Distributor or its agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above; and (iii) all other procedures set forth in the authorized participant agreement are properly followed. If the transfer agent does not receive the investor's shares through DTC's facilities by 10:00 a.m., Eastern time on the Business Day next following the day that the redemption request is received, the redemption request shall be rejected. Investors should be aware that the deadline for such transfers of shares through the DTC system may be significantly earlier than the close of business on the Exchange. Those making redemption requests should ascertain the deadline applicable to transfers of shares through the DTC system by contacting the operations department of the broker or depositary institution effecting the transfer of the shares.

Upon receiving a redemption request, the Distributor or its agent shall notify the Funds and the Funds’ transfer agent of such redemption request. The tender of an investor's shares for redemption and the distribution of the securities and/or cash included in the redemption payment made in respect of Creation Units redeemed will be made through DTC and the relevant Authorized Participant to the Beneficial Owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.

A redeeming Authorized Participant, whether on its own account or acting on behalf of a Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such portfolio securities will be delivered.

Deliveries of redemption proceeds by the Funds generally will be made within one Business Day (i.e., “T+1”). The Funds reserve the right to settle redemption transactions on a basis other than T+1, including a longer settlement period, if necessary or appropriate under the circumstances and compliant with applicable law. For example, the Funds reserve the right to settle redemption transactions on a basis other than T+1 to accommodate market holiday schedules, to account for treatment by U.S. markets of dividend record dates and ex-dividend dates , or under certain other circumstances. In addition to holidays, other unforeseeable closings in a market due to emergencies may also prevent the Funds from delivering securities within the normal settlement period. The securities delivery cycles currently practicable for transferring foreign portfolio securities to redeeming Authorized Participants, coupled with foreign market holiday schedules, may require a delivery process longer than the standard settlement period. Pursuant to SEC rule, a Fund will be required to deliver such foreign portfolio securities in not more than 15 calendar days, the proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours) the elimination of existing holidays, or changes in securities delivery practices, could affect the information set forth herein at some time in the future and longer (worse) redemption periods are possible.

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If neither the Authorized Participant nor the Beneficial Owner on whose behalf the Authorized Participant is acting has appropriate arrangements to take delivery of Fund Securities in the applicable non-U.S. jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of Fund Securities in such jurisdiction, the Funds may in their discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In such case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of the Funds next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charges specified above to offset the Funds’ brokerage and other transaction costs associated with the disposition of Fund Securities). Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Funds cannot lawfully deliver specific Fund Securities upon redemptions or cannot do so without first registering the Fund Securities under such laws.

Although the Funds do not ordinarily permit cash redemptions of Creation Units (except that, as noted above, Creation Units of the Funds generally will be redeemed partially for cash), in the event that cash redemptions are permitted or required by the Funds, proceeds will be paid to the Authorized Participant redeeming shares as soon as practicable after the date of redemption (within seven calendar days thereafter, except for the instances listed in the section Regular Holidays below, in which more than seven calendar days would be needed).

To the extent contemplated by an Authorized Participant's agreement with the Distributor or its agent, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to the Funds, at or prior to 10:00 a.m., Eastern time on the Exchange business day after the date of submission of such redemption request, the Distributor or its agent will accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash, in U.S. dollars in immediately available funds, having a value at least equal to 105% and up to 115%, which percentage the Funds may change at any time, in its sole discretion, of the value of the missing shares. Such cash collateral must be delivered no later than 10:00 a.m., Eastern time on the day after the date of submission of such redemption request and shall be held by the Custodian and marked-to-market daily. The fees of the Custodian in respect of the delivery, maintenance, and redelivery of the cash collateral shall be payable by the Authorized Participant. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. The authorized participant agreement permits the Funds to acquire Shares at any time and subjects the Authorized Participant to liability for any shortfall between the aggregate of the cost to the Funds of purchasing such shares, plus the value of the Cash Amount, and the value of the cash collateral together with liability for related brokerage and other charges.

The right of redemption may be suspended or the date of payment postponed with respect to the Funds: (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares portfolio securities or determination of its NAV is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC.

Taxation on Creations and Redemptions of Creation Units. An Authorized Participant generally will recognize either gain or loss upon the exchange of Deposit Securities for Creation Units. This gain or loss is calculated by taking the market value of the Creation Units purchased over the Authorized Participant's aggregate basis in the Deposit Securities exchanged therefore. However, the IRS may apply the wash sales rules to determine that any loss realized upon the exchange of Deposit Securities for Creation Units is not currently deductible. Authorized Participants should consult their own tax advisors.

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Current U.S. federal income tax laws dictate that capital gain or loss realized from the redemption of Creation Units will generally create long-term capital gain or loss if the Authorized Participant holds the Creation Units for more than one year, or short-term capital gain or loss if the Creation Units were held for one year or less, if the Creation Units are held as capital assets.

Regular Holidays. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period. In no case will the Fund take more than 15 calendar days after the receipt of the redemption request to deliver such securities to an Authorized Participant.

The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for each such Fund, in certain circumstances. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future and longer (worse) redemption periods are possible.

TAXES

The Funds intend to qualify for and has elected or intends to elect to be treated as a separate regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code, as amended (the “Code”). As a RIC, the Funds will not be subject to U.S. Federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders. To qualify for treatment as a RIC, the Funds must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets. If the Funds fail to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the relevant Funds’ current and accumulated earnings and profits.

The Funds are treated as a separate corporation for federal income tax purposes. The Funds therefore are considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus.

The Funds will be subject to a 4% excise tax on certain undistributed income if they do not distribute to their shareholders in each calendar year at least 98% of its ordinary income (taking into account certain deferrals and elections) for the calendar year plus 98.2% of its net capital gains for twelve months ended April 30 of such year. The Funds intend to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of the Funds have the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of such Funds and if, pursuant to Section 351 of the Code, that Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

The Funds may make investments that are subject to special federal income tax rules, such as investments in repurchase agreements, money market instruments, convertible securities, and structured notes. Those special tax rules can, among other things, affect the timing of income or gain, the treatment of income as capital or ordinary and the treatment of capital gain or loss as long-term or short-term. The application of these special rules would therefore also affect the character of distributions made by the Funds. The Funds may need to borrow money or dispose of some of its investments earlier than anticipated in order to meet its distribution requirements.

Certain of the Funds’ investments may be subject to special U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower-taxed long-term capital gain into higher-taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss, the deductibility of which is more limited, (iv) adversely affect when a purchase or sale of stock or securities is deemed to occur, (v) adversely alter the intended characterization of certain complex financial transactions (vi) cause the Funds to recognize income or gain without a corresponding receipt of cash, and (vii) produce non-qualifying income for purposes of the income test required to be satisfied by a RIC. The application of these rules could cause the Funds to be subject to U.S. federal income tax or the nondeductible 4% excise tax and, under certain circumstances, could affect the Funds’ status as a RIC. The Funds will monitor their investments and may make certain tax elections in order to mitigate the effect of these provisions.

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The Funds may invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Funds. U.S. federal income tax rules are not entirely clear about issues such as when the Funds may cease to accrue interest, original issue discount (OID) or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Funds to the extent necessary in order to seek to ensure that it distributes sufficient income that it does not become subject to U.S. federal income or excise tax.

Under Section 988 of the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not “regulated futures contracts,” and from unlisted options will be treated as ordinary income or loss under Section 988 of the Code. Also, certain foreign exchange gains or losses derived with respect to foreign fixed income securities are also subject to Section 988 treatment. In general, therefore, Section 988 gains or losses will increase or decrease the amount of the Funds’ investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Funds’ net capital gain.

Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Funds’ total assets at the close of its taxable year consists of stock or securities of foreign corporations, or if at least 50% of the value of the Funds’ total assets at the close of each quarter of its taxable year is represented by interests in other RICs, that Funds may elect to “pass through” to its shareholders the amount of foreign taxes paid or deemed paid by that Funds. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) its pro rata share of the foreign taxes paid by the Funds, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified after the close of the Funds’ taxable year whether the foreign taxes paid by the Funds will “pass-through” for that year. Various other limitations, including a minimum holding period requirement, apply to limit the credit and/or deduction for foreign taxes for purposes of regular federal tax and/or alternative minimum tax.

The Funds may gain commodity exposure through investment in exchange traded funds that are treated as RICs or “qualified publicly traded partnerships” or grantor trusts for U.S. federal income tax purposes. An exchange traded fund that seeks to qualify as a RIC may gain commodity exposure through investment in commodity- linked notes and in subsidiaries that invest in commodity-linked instruments. Although the IRS has issued numerous favorable private letter rulings to certain RICs that gain commodity exposure in this manner, such rulings can be relied on only by the taxpayers to whom they are issued. Future IRS guidance (or possibly legislation, other regulatory guidance or court decisions) could limit the ability of an exchange traded fund that qualifies as a RIC to gain commodity exposure regardless of whether that exchange traded fund previously received a favorable IRS private letter ruling with respect to such investment activity. Investments by the Funds in “qualified publicly traded partnerships” and grantor trusts that engage in commodity trading must be monitored and limited to enable the Funds to satisfy certain asset diversification and qualifying income tests for qualification as a RIC. Failure to satisfy either test would jeopardize the Funds’ status as a RIC. Loss of such status could materially adversely affect the Funds.

The Funds or some of the REITs in which the Funds may invest may be permitted to hold residual interests in real estate mortgage investment conduits (“REMIC”s). A REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a Fund will be treated as long-term capital gains by a Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a Fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at the corporate income tax rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits.

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While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a Fund in a non-U.S. REIT may subject the Fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The Fund’s pro rata share of any such taxes will reduce a Fund’s return on its investment. A Fund’s investment in a non-U.S. REIT may be considered an investment in a Passive Foreign Investment Company. Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties. Also, a Fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of the Funds’ income from a U.S. REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a RIC, such as the Funds, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans, or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax.

In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBIT) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the corporate income tax rate. The Notice imposes certain reporting requirements upon RICs that have excess inclusion income. There can be no assurance that a Fund will not allocate to shareholders excess inclusion income. These rules are potentially applicable to the Fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT.

Distributions from the Funds’ net investment income, including net short-term capital gains, if any, and distributions of income from securities lending, are taxable as ordinary income. Distributions reinvested in additional Shares through the means of a dividend reinvestment service will be taxable dividends to Shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long shareholders have held the Shares.

The Funds’ net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward indefinitely and retain the character of the original loss. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders. As of April 30, 2026, the Funds did not have any capital loss carryforwards.

Dividends declared by the Funds in October, November, or December and paid to shareholders of record of such months during the following January may be treated as having been received by such shareholders in the year the distributions were declared.

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Long-term capital gains tax of non-corporate taxpayers are generally taxed at a maximum rate of either 15% or 20%, depending on whether the taxpayer’s income exceeds certain threshold amounts. In addition, some ordinary dividends declared and paid by the Funds to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Funds and the shareholder. The Funds will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. In addition, the Funds will report the amount of dividends to non-corporate shareholders eligible for taxation at the lower reduced tax rates applicable to long-term capital gains.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Funds and net gains from redemptions or other taxable dispositions of Shares) of U.S. individuals, estates, and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

The sale, exchange, or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of Shares may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date on which the Shares are disposed. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders (including undistributed capital gain included in income). Distribution of ordinary income and capital gains may also be subject to state and local taxes.

Legislation passed by Congress requires reporting to you and the IRS annually on Form 1099-B not only the gross proceeds of Shares you sell or redeem but also their cost basis. Shareholders should contact their intermediaries with respect to reporting of cost basis and available elections with respect to their accounts.

If, for any calendar year, the total distributions made exceed the Funds’ current and accumulated earnings and profits, the excess will, for federal income tax purposes, be treated as a tax-free return of capital to each shareholder up to the amount of the shareholder's basis in his or her shares, and thereafter as gain from the sale of shares. The amount treated as a tax-free return of capital will reduce the shareholder's adjusted basis in his or her shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her shares.

Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities (“Foreign Shareholders”) that are not effectively connected to the conduct of a trade or business within the U.S. will generally be subject to a 30% U.S. withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. However, Foreign Shareholders will generally not be subject to U.S. withholding or income tax on gains realized on the sale of Shares or on dividends from capital gains unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the U.S., or (ii) in the case of a non-corporate shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met. Gains on the sale of Shares and dividends that are effectively connected with the conduct of a trade or business within the U.S. will generally be subject to U.S. federal net income taxation at regular income tax rates.

The Funds are not required to withhold any amounts with respect to distributions to foreign shareholders that are properly designated by the Funds as “interest-related dividends” or “short-term capital gain dividends,” provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. However, the Funds may withhold tax on these amounts regardless of the fact that it is not required to do so. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the U.S. withholding tax.

Under the Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”), a Foreign Shareholder is subject to withholding tax in respect of a disposition of a U.S. real property interest and any gain from such disposition is subject to U.S. federal income tax as if such person were a U.S. person. Such gain is sometimes referred to as “FIRPTA gain.” If the Funds are a “U.S. real property holding corporation” and is not domestically controlled, any gain realized on the sale or exchange of Shares by a Foreign Shareholder that owns at any time during the five-year period ending on the date of disposition more than 5% of a class of Shares would be FIRPTA gain. The Funds will be a “U.S. real property holding corporation” if, in general, 50% or more of the fair market value of its assets consists of U.S. real property interests, including stock of certain U.S. REITs.

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The Code provides a look-through rule for distributions of FIRPTA gain by a RIC if all of the following requirements are met: (i) the RIC is classified as a “qualified investment entity” (which includes a RIC if, in general more than 50% of the RIC’s assets consists of interest in REITs and U.S. real property holding corporations); and (ii) you are a Foreign Shareholder that owns more than 5% of the Funds shares at any time during the one-year period ending on the date of the distribution. If these conditions are met, Fund distributions to you to the extent derived from gain from the disposition of a U.S. real property interest, may also be treated as FIRPTA gain and therefore subject to U.S. federal income tax, and requiring that you file a nonresident U.S. income tax return. Also, such gain may be subject to a 30% branch profits tax in the hands of a Foreign Shareholder that is a corporation. Even if a Foreign Shareholder does not own more than 5% of the Shares, Fund distributions that are attributable to gain from the sale or disposition of a U.S. real property interest will be taxable as ordinary dividends subject to withholding at a 30% or lower treaty rate.

Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% rate withholding tax is imposed on dividends made by the Fund to certain foreign entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of shares of the Fund; however, based on proposed regulations issued by the IRS which can be relied on currently, such withholding is not required unless final regulations provide otherwise. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Shareholders may be requested to provide additional information to the Funds to enable the applicable withholding agent to determine whether withholding is required.

Non-U.S. Shareholders may also be subject to U.S. estate tax with respect to their Shares.

Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units (“backup withholding”). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Funds or who, to the Funds’ knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local, and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority, and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, possibly retroactively.

The Funds are required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. The gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The Funds may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Funds.

In order for the Funds to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies, or other income derived with respect to the relevant Funds’ business of investing in securities (including net income derived from an interest in certain “qualified publicly traded partnerships”). It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered a gain from the sale of securities or derived with respect to the Funds’ business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.

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DETERMINATION OF NAV

Valuation of Shares. The Funds’ NAV is generally calculated as of the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern time) on each business day the Exchange is open. Valuation of securities held by the Funds is as follows:

Equity Investments. Equity securities traded on a recognized securities exchange (e.g., the Exchange), on separate trading boards of a securities exchange or through a market system that provides contemporaneous transaction pricing information (each, an “Exchange”) are valued using information obtained via independent pricing services, generally the closing price on the Exchange on which the security is primarily listed, or if an Exchange closing price is not available, the last traded price on that Exchange prior to the time as of which the Funds’ assets or liabilities are valued. However, under certain circumstances, other means of determining current market value may be used. If an equity security is traded on more than one Exchange, the current market value of the security where it is primarily traded generally will be used. In the event that there are no sales involving an equity security held by the Funds on a day on which the Funds value such security, the prior day's price will be used, unless, in accordance with valuation procedures approved by the Board (the “Valuation Procedures”), the portfolio manager determines in good faith that such prior day's price no longer reflects the fair value of the security, in which case such asset would be treated as a Fair Value Asset (as defined below).

Fixed Income Investments. In accordance with the Valuation Procedures, fixed income securities for which market quotations are readily available are generally valued using such securities' most recent bid prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services, each of which may use matrix pricing and valuation models, as well as recent market transactions for the same or similar assets to derive values. The amortized cost method of valuation may be used with respect to debt obligations with 60 days or less remaining to maturity unless the portfolio manager determines in good faith that such method does not represent fair value. Loan participation notes are generally valued at the mean of the last available bid prices from one or more brokers or dealers as obtained from independent third-party pricing services. Certain fixed income investments, including asset-backed and mortgage-related securities, may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Fixed income securities for which market quotations are not readily available may be valued by third-party pricing services that make a valuation determination by securing transaction data (e.g., recent representative bids), credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type, indications as to values from dealers, and general market conditions.

Options, Futures, Swaps and Other Derivatives. Exchange-traded equity options for which market quotations are readily available are valued at the mean of the last bid and ask prices as quoted on the Exchange or the board of trade on which such options are traded. In the event that there is no mean price available for an exchange traded equity option held by the Funds on a day on which the Funds value such option, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such option. If no such bid or ask price is available on a day on which the Funds value such option, the prior day's price will be used, unless the Funds determine in good faith that such prior day's price no longer reflects the fair value of the option, in which case such option will be treated as a Fair Value Asset (as defined below). Over-the-counter (“OTC”) derivatives may be valued using a mathematical model which may incorporate a number of market data factors. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settle price as of the close of such exchanges. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the Valuation Procedures.

Underlying Funds. Shares of underlying ETFs will be valued at their most recent closing price on an Exchange. Shares of underlying mutual funds will be valued at their NAV.

General Valuation Information. In determining the market value of portfolio investments, the Funds may employ independent third-party pricing services, which may use, without limitation, a matrix or formula method that takes into consideration market indexes, matrices, yield curves, and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables, and current payables are carried on the Funds’ books at their face value.

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Prices obtained from independent third-party pricing services, broker-dealers or market makers to value the Funds’ securities and other assets and liabilities are based on information available at the time the Funds value their assets and liabilities. In the event that a pricing service quotation is revised or updated subsequent to the day on which the Funds valued such security or other asset or liability, the revised pricing service quotation generally will be applied prospectively. Such determination will be made considering pertinent facts and circumstances surrounding the revision.

Certain types of securities, including many fixed income securities, trade infrequently and there may be no current market transactions or recent representative bids for such securities. To the extent that prices for such securities are not reflective of current market transactions or recent representative bids, the Funds will value such securities in good faith in accordance with the Valuation Procedures.

In the event that application of the methods of valuation discussed above result in a price for a security which is deemed not to be representative of the fair market value of such security, the security will be valued by, under the direction of or in accordance with a method specified by the Board as reflecting fair value. All other assets and liabilities (including securities for which market quotations are not readily available) held by the Funds (including restricted securities) are valued at fair value as determined in good faith by the fair value designee pursuant to the Valuation Procedures. Any assets and liabilities which are denominated in a foreign currency are converted into U.S. dollars using prevailing market rates on the date of valuation as quoted by one or more data service providers.

Certain of the securities acquired by the Funds may be traded on foreign exchanges or OTC markets on days on which the Funds’ NAV is not calculated. In such cases, the NAV of the Shares may be significantly affected on days when investors can neither purchase nor redeem Shares.

Fair Value. When market quotations are not readily available or are believed in good faith by the fair value designee to be unreliable, the Funds’ investments are valued at fair value ("Fair Value Assets"). Fair Value Assets are valued by the fair value designee in accordance with the Valuation Procedures. A fair value designee may reasonably conclude that a market quotation is not readily available or is unreliable if, among other things, a security or other asset or liability does not have a price source due to its lack of trading, if a fair value designee believes in good faith that a market quotation from a broker-dealer or other source is unreliable (e.g., where it varies significantly from a recent trade, or no longer reflects the fair value of the security or other asset or liability subsequent to the most recent market quotation), where the security or other asset or liability is only thinly traded or due to the occurrence of a significant event subsequent to the most recent market quotation. For this purpose, a "significant event" is deemed to occur if a fair value designee determines, in its reasonable business judgment, that an event has occurred after the close of trading for an asset or liability but prior to or at the time of pricing the Funds’ assets or liabilities, and that the event is likely to cause a material change to the closing market price of the assets or liabilities held by the Funds. Non-U.S. securities whose values are affected by volatility that occurs in U.S. markets for related or highly correlated assets (e.g., American Depositary Receipts, Global Depositary Receipts or ETFs) on a trading day after the close of non-U.S. securities markets may be fair valued. On any day the Exchange is open and a foreign market or the primary exchange on which a foreign asset or liability is traded is closed, such asset or liability will be valued using the prior day's price, provided that a fair value designee is not aware of any significant event or other information that would cause such price to no longer reflect the fair value of the asset or liability, in which case such asset or liability would be treated as a Fair Value Asset.

In addition, the Funds’ accounting agent periodically endeavors to confirm the prices it receives from all third-party pricing services, index providers, and broker-dealers, and, with the assistance of a fair value designee, to regularly evaluate the values assigned to the securities and other assets and liabilities held by the Funds.

When determining the price for a Fair Value Asset, the fair value designee will seek to determine the price that the Funds might reasonably expect to receive upon the current sale of that asset or liability in an arm's-length transaction on the date on which the assets or liabilities are being valued, and does not seek to determine the price that the Funds might expect to receive for selling the asset, or the cost of extinguishing a liability, at a later time or if it holds the asset or liability to maturity. Fair value determinations will be based upon all available factors that the fair value designee deems relevant at the time of the determination and may be based on analytical values determined by the Trust using proprietary or third-party valuation models.

Fair value represents a good faith approximation of the value of an asset or liability. When determining the fair value of an asset, one or more of a variety of fair valuation methodologies may be used (depending on certain factors, including the asset type). For example, the asset may be priced on the basis of the original cost of the investment or, alternatively, using proprietary or third-party models (including models that rely upon direct portfolio management pricing inputs and which reflect the significance attributed to the various factors and assumptions being considered). Prices of actual, executed, or historical transactions in the relevant asset and/or liability (or related or comparable assets and/or liabilities) or, where appropriate, an appraisal by a third-party experienced in the valuation of similar assets and/or liabilities, may also be used as a basis for establishing the fair value of an asset or liability. The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining the Funds’ NAV. As a result, the Funds’ sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

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The Funds’ annual audited financial statements, which are prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP"), follow the requirements for valuation set forth in Financial Accounting Standards Board Accounting Standards Codification Topic 820, "Fair Value Measurements and Disclosures" ("ASC 820"), which defines and establishes a framework for measuring fair value under US GAAP and expands financial statement disclosure requirements relating to fair value measurements. Generally, ASC 820 and other accounting rules applicable to funds and various assets in which they invest are evolving. Such changes may adversely affect the Funds. For example, the evolution of rules governing the determination of the fair market value of assets or liabilities to the extent such rules become more stringent would tend to increase the cost and/or reduce the availability of third-party determinations of fair market value. This may in turn increase the costs associated with selling assets or affect their liquidity due to the Funds’ inability to obtain a third-party determination of fair market value.

DIVIDENDS AND DISTRIBUTIONS

General Policies. Dividends from net investment income, if any, are declared and paid on a monthly basis for the Funds. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Funds as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the relevant Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

FINANCIAL STATEMENTS

The audited annual report and financial statements of the Funds for the fiscal year ended April 30, 2025, including the financial highlights pertaining thereto, are incorporated by reference and made a part of this SAI. You may request a copy of the Fund’s annual report, semi-annual report, and financial statements at no charge by calling the Fund at 1-800-773-3863.

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APPENDIX A

Proxy Voting Procedures

The following proxy voting policies are provided:

(1)	The Advisor’s Proxy Voting and Disclosure Policy, including a detailed description of the Advisor’s specific proxy voting guidelines; and

(2)	The Subadvisor’s Proxy Voting and Disclosure Policy, including a detailed description of the Subadvisor’s specific proxy voting guidelines.

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OBP Capital
Proxy Voting Policies and Procedures

Policy

As a matter of firm policy and practice, OBP provides advisory services only to registered investment companies, and further, employs sub-advisors to manage its clients’ portfolios. As OBP does not engage in portfolio management, it believes that the various sub-advisors employed for each client are in the best position to vote proxies in the clients’ and shareholders’ best interests. All proxy voting responsibility is therefore delegated to the sub-advisor who manages the specific security issuing the proxy.

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

Staff Legal Bulletin No. 20 was jointly published by the SEC's Division of Investment Management and Division of Corporation Finance on June 30, 2014. The Division of Investment Management provided guidance about investment advisers' responsibilities in voting client proxies and retaining proxy advisory firms, while the Division of Corporation Finance addressed the availability and requirements of two exemptions to the federal proxy rules that are often relied upon by proxy advisory firms.

Responsibility

The CCO has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

Procedure

OBP has adopted procedures to implement the firm's policy and conducts reviews to monitor and ensure the firm's policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

Delegation of Proxy Voting Authority and Voting Obligations:

●	Terms and conditions defining and/or limiting the scope of OBP's proxy voting authority and voting obligations, as agreed upon with the client, may be documented as part of the investment policies and objectives of such client(s).

Delegation Procedure:

●	All employees will forward any proxy materials received on behalf of clients to the designated officer;

●	the designated officer will determine which client accounts hold the security to which the proxy relates; and

●	absent material conflicts, the designated officer will forward the proxy materials to the relevant sub-advisor employed to manage the security in question.

Disclosure:

●	OBP's proxy voting practice is provided to the Board of Trustees of any registered investment company the Firm accepts as a client.

Client Requests for Information:

●	all client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the designated officer; and

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●	in response to any request, the designated officer will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how the client's proxy was voted with respect to each proposal about which client inquired.

Conflicts of Interest:

●	OBP will obtain quarterly verification from its sub-advisors via the “Quarterly Proxy Conflict Certification” to identify any conflicts that exist between the interests of the voting sub-advisor and the client to determine if the sub-advisor or any of its employees has any financial, business or personal relationship with the issuer;

●	if a material conflict of interest exists, the designated officer will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third-party voting recommendation; and

●	OBP will maintain a record of the voting resolution of any conflict of interest.

Recordkeeping:

The designated officer shall retain the following proxy records in accordance with the SEC's five-year retention requirement:

●	these policies and procedures and any amendments;

●	each proxy statement that OBP receives;

●	a record of each vote that a managed sub-adviser casts;

●	each sub-adviser will be required to complete the “Quarterly Proxy Review Certification (For Sub-Advisers)” on a quarterly basis in order to verify that no other proxy statements were received beyond those already identified by OBP;

●	the CCO will review, on a quarterly basis, the proxy statements received by OBP or its sub-advisors, and complete the “Quarterly Proxy Review Certification;” and

●	a copy of each written request from a client for information on how such client's proxies were voted, and a copy of any written response.

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Genter Capital Management

Proxy Voting Policy

SUMMARY OF ADVISOR’S PROXY POLICIES AND GUIDELINES

Genter Capital Management LLC (“Genter Capital”) has adopted and implemented written policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of our clients, in accordance with our fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940.

We view seriously our responsibility to exercise voting authority over securities that are held in our clients’ portfolios. Proxy statements increasingly contain controversial issues involving, among other things, shareholder rights and corporate governance, which deserve careful review and consideration.

Genter Capital’s policy is to review each proxy statement on an individual basis and to establish its voting decision exclusively on its judgment of what will best serve the interests of the beneficial owners of the security. However, Genter Capital will have no responsibility for voting client proxies with respect to certain types of assets held in the portfolio at client’s own direction or as a result of such direction, including securities with restrictions not to sell, securities that are held in the same account with the broker or custodian but not for Genter Capital supervision, etc. Proxies are generally considered by the securities analyst responsible for monitoring the security being voted. That person will cast his or her votes in accordance with Genter Capital’s Proxy Voting Policies and Procedures.

Genter Capital has also adopted procedures to address circumstances where a proxy proposal creates a material conflict of interest between Genter Capital and a client. Such procedures include, among other things, forwarding such proxy to the relevant client for voting. Generally, any non-routine matters or matters that may create conflicts of interest between Genter Capital and its clients are referred to a Senior Investment Officer for consideration.

Genter Capital maintains certain records relating to its proxy voting policies, including copies of the Proxy Voting Policy and Procedures, a record of all votes cast by Genter Capital, and client communications related to proxy voting. Any client may receive a record of how proxies with respect to securities held in his or her portfolio were voted by submitting a written request to Genter Capital. Additionally, any client may receive a copy of Genter Capital’s Proxy Voting Policies and Procedures by submitting a written request to Genter Capital, or by calling Genter Capital’s toll free number: 800.877.7624. Please direct all Proxy Request Fulfillments to the Genter Capital Operations Department — Proxy.

General Philosophies

Genter Capital, after an initial review, will typically vote with management with regard to routine matters on corporate administration items because we believe that these matters are not expected to have any significant economic impact on the company or its shareholders. However, Genter Capital will review and analyze on a case-by-case basis, non-routine proposals that are likely to affect the structure and operation of the company soliciting the proxy, and which may have a significant impact on the value of our clients’ investments in such company. Genter Capital can and will exercise our prerogative to vote against management if Genter Capital deems it to be in the best interests of our clients and the shares they represent.

Each proxy issue will be considered individually. The following current guidelines are a partial list to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.

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Current Guidelines

1.	Election of directors recommended by management, except if there are special circumstances such as a proxy fight or approval of excessive compensation	Approve
2.	Election of auditors recommended by management, unless seeking to replace if there exists a dispute over policies	Approve
3.	Date and place of annual meeting	Approve
4.	Limitation on charitable contributions or fees paid to lawyers	Approve
5.	Ratification of directors’ actions on routine matters since previous annual meeting	Approve
6.	Separation of Chairman and CEO positions	Approve
7.	Limiting directors’ liability and allowing for indemnification	Approve
8.	Eliminate preemptive right except for unacceptable dilution potential	Approve
9.	Employee Stock Purchase Plan	Approve
10.	Establish 401(k) Plan	Approve
11.	Eliminate cumulative voting rights	Approve
12.	“Social issues” not primarily based on business or economic factors unless specific client guidelines supersede	Oppose
	a. Limiting the ability of shareholders to call special meetings;	Oppose
b. Requesting large increases in authorized common or preferred shares where management provides inadequate explanation for the use or need of these additional shares;
c. Fair price provisions;
d. Poison pill provisions; and
e. Green Mail
13.	Regarding Board entrenchment and anti-takeover measures such as:
14.	Pay directors solely in stocks	Approve
15.	Set mandatory retirement policy	Approve
16.	Form of compensation to management	Case-by-Case
17.	Require Shareholder’s to approve severance agreements	Approve
18.	Elimination of super majority voting	Approve
19.	Non-classified Board structure (i.e. eliminate staggered terms)	Approve

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File Nos. 333-215942 and 811-22398

SPINNAKER ETF SERIES

PART C

OTHER INFORMATION

ITEM 28.	Exhibits

(a)	Amended and Restated Declaration of Trust dated March 1, 2018 (“Trust Instrument”), is incorporated herein by reference to Post-Effective Amendment No. 161 to Registrant’s registration statement on Form N-1A (“Registration Statement”) filed on July 29, 2026.
(b)	By-Laws adopted March 1, 2018 are incorporated herein by reference to Post-Effective Amendment No. 161 to the Registration Statement filed on July 29, 2026.
(c)	Articles III and V of the Trust Instrument define the rights of holders of the securities being registered and are incorporated herein by reference to Pre-Effective Amendment No. 3 to the Registration Statement filed on August 16, 2017.
(d)(1)(i)	Investment Advisory Agreement dated December 21, 2016, between the Registrant and OBP Capital, LLC, as investment advisor for the UVA Unconstrained Medium-Term Fixed Income ETF, is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registration Statement filed on June 23, 2017.
(d)(1)(ii)	Amended and Restated Appendix A dated October 25, 2021, to Investment Advisory Agreement between the Registrant and OBP Capital, LLC, as investment advisor for the UVA Unconstrained Medium-Term Fixed Income ETF, is incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement filed on October 26, 2021.
(d)(2)	Investment Advisory Agreement dated December 19, 2022, between the Registrant and Langar Investment Management, LLC, as investment advisor for the Langar Global HealthTech ETF is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registration Statement filed on September 27, 2024.
(d)(3)	Investment Advisory Agreement dated September 14, 2023, between the Registrant and Tuttle Capital Management, LLC, as investment advisor for the Tuttle Capital Inverse ESG ETF is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registration Statement filed on April 16, 2024.
(d)(4)	Investment Advisory Agreement dated November 16, 2023, between the Registrant and Split Rock Private Trading and Wealth Management, LLC, investment advisor for the North Shore Equity Rotation ETF is incorporated herein by reference to Post-Effective Amendment No. 92 to the Registration Statement filed on March 18, 2024.
(d)(5)	Investment Advisory Agreement dated November 16, 2023, between the Registrant and Obra Fund Management, LLC, as investment advisor for the Obra Opportunistic Structured Products ETF, Obra High Grade Structured Products ETF, and the Obra Defensive High Yield ETF is incorporated herein by reference to Post-Effective Amendment No. 125 to the Registration Statement filed on January 6, 2025.
(d)(6)	Investment Advisory Agreement dated March 14, 2024, between the Registrant and OBP Capital, LLC, as investment advisor for the Genter Capital Taxable Quality Intermediate ETF and the Genter Capital Municipal Quality Intermediate ETF is incorporated herein by reference to Post-Effective Amendment No. 98 to the Registration Statement filed on May 10, 2024.

(d)(7)	Investment Sub-Advisory Agreement dated July 11, 2017, between the Registrant, OBP Capital, LLC and Ancora West Advisors, LLC dba Universal Value Advisors, as sub-advisor for the UVA Unconstrained Medium-Term Fixed Income ETF, is incorporated herein by reference to Pre-Effective Amendment No. 3 to the Registration Statement filed on August 16, 2017.
(d)(8)	Investment Advisory Agreement dated September 12, 2024, between the Registrant and Tuttle Capital Management, LLC, as investment advisor for the SelectTM STOXX® Europe Aerospace & Defense ETF is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registration Statement filed on September 27, 2024.
(d)(9)	Investment Sub-Advisory Agreement dated March 14, 2024, between the Registrant, OBP Capital, LLC and RNC Capital Management, LLC dba Genter Capital Management, as sub-advisor for the Genter Capital Taxable Quality Intermediate ETF and the Genter Capital Municipal Quality Intermediate ETF is incorporated herein by reference to Post-Effective Amendment No. 98 to the Registration Statement filed on May 10, 2024.
(d)(10)	Investment Advisory Agreement dated September 14, 2023, between the Registrant and Indexperts, LLC, as investment advisor for the Indexperts Gorilla Aggressive Growth ETF, the Indexperts Quality Earnings Focused ETF, and the Indexperts Yield Focused Fixed Income ETF is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registration Statement filed on April 30, 2025.
(d)(11)	Investment Advisory Agreement dated December 12, 2024, between the Registrant and OBP Capital, LLC, as investment advisor for the Genter Capital Dividend Income ETF and the Genter Capital International Dividend ETF is incorporated herein by reference to Post-Effective Amendment No. 125 to the Registration Statement filed on January 6, 2025.
(d)(12)	Investment Sub-Advisory Agreement dated December 12, 2024, between OBP Capital, LLC and RNC Capital Management, LLC dba Genter Capital Management, as sub-advisor for the Genter Capital Dividend Income ETF and the Genter Capital International Dividend ETF is incorporated herein by reference to Post-Effective Amendment No. 125 to the Registration Statement filed on January 6, 2025.
(d)(13)	Investment Advisory Agreement dated June 12, 2025, between the Registrant and Warren Capital Management, Inc. d/b/a Warren Capital Group, as investment advisor for the WarCap Unconstrained Equity ETF, is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registration Statement filed on September 8, 2025.
(d)(14)	Investment Advisory Agreement between the Registrant and Tuttle Capital Management LLC, as investment advisor for the American Renaissance Index ETF, European Renaissance Index ETF, and Global Nuclear Power Index ETF to be filed by amendment.
(d)(15)	Investment Advisory Agreement between the Registrant and Tuttle Capital Management LLC, as investment advisor for the Tuttle Capital AI Bottleneck ETF and the Tuttle Capital Situational Awareness Tracker ETF to be filed by amendment.
(d)(16)	Investment Advisory Agreement between the Registrant and Tuttle Capital Management LLC, as investment advisor for the Tuttle Capital Longevity & Healthspan ETF to be filed by amendment.
(d)(17)	Investment Advisory Agreement between the Registrant and Tuttle Capital Management LLC, as investment advisor for the Tuttle Capital Trifecta AI ETF to be filed by amendment.
(e)(1)	Distribution Agreement dated May 28, 2026, between the Registrant and Paralel Distributors LLC, as distributor for each series of the Registrant, is incorporated herein by reference to Post-Effective Amendment No. 158 filed on July 1, 2026.

(f)	Not Applicable.
(g)(1)(i)	Custody Agreement dated April 28, 2022, between the Registrant and UMB Bank, n.a. as the custodian for each series of the Registrant, is incorporated herein by reference to Post-Effective Amendment No. 70 to the Registration Statement filed on June 28, 2022.
(g)(1)(ii)	Amended and Restated Appendix B to Custody Agreement between the Registrant and UMB Bank, n.a. as the custodian for each series of the Registrant, is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registration Statement filed on September 8, 2025.
(h)(1)(i)	Fund Accounting and Administration Service Agreement dated December 18, 2018, as amended March 16, 2023, between the Registrant and The Nottingham Company, as fund accountant and administrator for each series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registration Statement filed on April 3, 2023.
(h)(1)(ii)	Amended and Restated Appendix A to the Fund Accounting and Administration Service Agreement between the Registrant and The Nottingham Company, as fund accountant and administrator for each series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registration Statement filed on September 8, 2025.
(h)(2)(i)	Dividend Disbursing and Transfer Agent Agreement dated June 11, 2019, between the Registrant and Nottingham Shareholder Services, LLC, as transfer agent and dividend disbursing agent for each series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 50 to the Registration Statement filed on December 16, 2020.
(h)(2)(ii)	Amended and Restated Schedule 1 to Dividend Disbursing and Transfer Agent Agreement between the Registrant and Nottingham Shareholder Services, LLC, as transfer agent and dividend disbursing agent for each series of Registrant is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registration Statement filed on September 8, 2025.
(h)(3)	Expense Limitation Agreement dated November 1, 2024 between the Registrant and Universal Value Advisors for the UVA Unconstrained Medium-Term Fixed Income ETF is incorporated herein by reference to Post-Effective Amendment No. 116 to the Registration Statement filed on October 28, 2024.
(h)(4)	Expense Limitation Agreement dated March 14, 2024, between the Registrant and Split Rock Private Trading and Wealth Management, LLC for the North Shore Equity Rotation ETF is incorporated herein by reference to Post-Effective Amendment No. 93 to the Registration Statement filed on March 26, 2024.
(h)(5)	Expense Limitation Agreement dated March 14, 2024, between the Registrant and Obra Fund Management, LLC for the Obra Opportunistic Structured Products ETF, Obra High Grade Structured Products ETF, and Obra Defensive High Yield ETF is incorporated herein by reference to Post-Effective Amendment No. 122 to the Registration Statement filed on December 17, 2024.
(h)(6)	Expense Limitation Agreement dated March 14, 2024, between the Registrant and Tuttle Capital Management, LLC for the Tuttle Capital Inverse ESG ETF is incorporated herein by reference to Post-Effective Amendment No. 98 to the Registration Statement filed on May 10, 2024.

(h)(7)	Compliance Services Agreement dated June 1, 2020, as amended March 13, 2025, between the Registrant, on behalf of each series of the Trust, and The Nottingham Company, is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registration Statement filed on April 30, 2025.
(h)(8)	Sublicense Agreement dated September 25, 2024 between Tuttle Asset Management, LLC and Select STOXX Europe Aerospace & Defense ETF is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registration Statement filed on September 27, 2024.
(h)(9)	Expense Limitation Agreement dated June 12, 2025, between the Registrant and Warren Capital Management, Inc. d/b/a Warren Capital Group for the WarCap Unconstrained Equity ETF is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registration Statement filed on September 8, 2025.
(i)	None
(j)	Consent of Independent Registered Public Accounting Firm , Tait, Weller & Baker, LLP, is filed herewith.
(k)	Not applicable.
(l)	Not applicable.
(m)	Not applicable.
(n)	Not applicable.
(o)	Reserved.
(p)(1)	Code of Ethics for the Registrant is incorporated herein by reference to Post-Effective Amendment No. 44 to the Registration Statement filed on June 26, 2020.
(p)(2)	Code of Ethics for OBP Capital, LLC is incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement filed on October 26, 2021.
(p)(3)	Code of Ethics for Universal Value Advisors is incorporated herein by reference to Post-Effective Amendment No. 116 to the Registration Statement filed on October 28, 2024.
(p)(4)	Code of Ethics for Langar Investment Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registration Statement filed on December 15, 2023.
(p)(5)	Code of Ethics for Paralel Distributors LLC is incorporated herein by reference to Post-Effective Amendment No. 158 to the Registration Statement filed on July 1, 2026.
(p)(6)	Code of Ethics for Tuttle Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 140 to the Registration Statement filed on December 29, 2025.
(p)(7)	Code of Ethics for Split Rock Private Trading and Wealth Management LLC is incorporated herein by reference to Post-Effective Amendment No. 92 to the Registration Statement filed on March 18, 2024.
(p)(8)	Code of Ethics for Obra Fund Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 162 to the Registration Statement filed on July 29, 2026.
(p)(9)	Code of Ethics for RNC Capital Management, LLC dba Genter Capital Management is incorporated herein by reference to Post-Effective Amendment No. 98 to the Registration Statement filed on May 10, 2024.
(p)(10)	Code of Ethics for Indexperts, LLC is incorporated herein by reference to Post-Effective Amendment No. 121 to the Registration Statement filed on November 22, 2024.

(p)(11)	Code of Ethics for Warren Capital Management, Inc. d/b/a Warren Capital Group is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registration Statement filed on September 8, 2025.
(q)(1)	Powers of Attorney dated December 17, 2019, for the Registrant, Jesse S. Eberdt, III, Thomas R. Galloway and Katherine M. Honey are incorporated herein by reference to Post-Effective Amendment No. 31 to the Registration Statement filed on January 8, 2020.
(q)(2)	Power of Attorney dated May 22, 2023, for Peter McCabe is incorporated herein by reference to Post-Effective Amendment No. 77 to the Registration Statement filed on August 17, 2023.

ITEM 29.	Persons Controlled by or Under Common Control with the Registrant

No person is controlled by or under common control with the Registrant.

ITEM 30.	Indemnification

Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust. The Registrant’s Trust Instrument contains the following provisions:

Article VII. Section 2. Indemnification and Limitation of Liability.

(a) To the fullest extent that limitations on the liability of Trustees and officers are permitted by the DSTA, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any Investment Adviser or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer's or Trustee's performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether or not such Person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office.

(b) Every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person's capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefor, except as described in the last sentence of the first paragraph of this Section 2 of this Article VIII

In addition, the Registrant has entered into the following agreements: Investment Advisory Agreement, Investment Sub-Advisory Agreements, and Distribution Agreement. These agreements provide indemnification for those entities and their respective affiliates. Certain personnel of the Advisor, Distributor and Administrator may serve as trustees and/or officers of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

ITEM 31.	Business and other Connections of the Investment Advisor

(a)           OBP Capital, LLC serves as the investment adviser to the UVA Unconstrained Medium-Term Fixed Income ETF, Genter Capital Taxable Quality Intermediate ETF, Genter Capital Municipal Quality Intermediate ETF, Genter Capital Dividend Income ETF, and Genter Capital International Dividend ETF. The information required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by OBP Capital, LLC and its directors, officers or partners during the past two years is included in OBP Capital, LLC’s Form ADV filed with the SEC (File No. 801-80213) and is incorporated herein by reference.

(b)           Ancora West Advisors, LLC dba Universal Value Advisors serves as the investment sub-adviser to the UVA Unconstrained Medium-Term Fixed Income ETF. The information required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by Universal Value Advisors and its directors, officers or partners during the past two years is included in Universal Value Advisors’ Form ADV filed with the SEC (File No. 801-108879) and is incorporated herein by reference.

(c)           Langar Investment Management, LLC serves as investment advisor for the Langar Global HealthTech ETF. The information required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by Langar Investment Management, LLC and its directors, officers or partners during the past two years is included in Langar Investment Management, LLC’s Form ADV filed with the SEC (File No. 801-129148) and is incorporated herein by reference.

(d)           Tuttle Capital Management, LLC serves as investment advisor for the Tuttle Capital Inverse ESG ETF, Select STOXX Europe Aerospace & Defense ETF, American Renaissance Index ETF, European Renaissance Index ETF, and Global Nuclear Power Index ETF. The information required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by Tuttle Capital Management, LLC and its directors, officers or partners during the past two years is included in Tuttle Capital Management, LLC’s Form ADV filed with the SEC (File No. 801-76982) and is incorporated herein by reference.

(e)           Split Rock Private Trading and Wealth Management LLC serves as investment advisor for the North Shore Equity Rotation ETF. The information required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by Split Rock Private Trading and Wealth Management, LLC and its directors, officers or partners during the past two years is included in Split Rock Private Trading and Wealth Management LLC’s Form ADV filed with the SEC (File No. 801-119587) and is incorporated herein by reference.

(f)            Obra Fund Management, LLC serves as investment advisor for the Obra Opportunistic Structured Products ETF, the Obra High Grade Structured Products ETF, and the Obra Defensive High Yield ETF. The information required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by Obra Fund Management, LLC and its directors, officers or partners during the past two years is included in Obra Fund Management, LLC’s Form ADV filed with the SEC (File No. 801-129207) and is incorporated herein by reference.

(g)           RNC Capital Management, LLC dba Genter Capital Management serves as investment sub-advisor for the Genter Capital Taxable Quality Intermediate ETF, Genter Capital Municipal Quality Intermediate ETF, Genter Capital Dividend Income ETF, and Genter Capital International Dividend ETF. The information required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by Genter Capital Management and its directors, officers or partners during the past two years is included in Genter Capital Management’s Form ADV filed with the SEC (File No. 801-55484) and is incorporated herein by reference.

(h)           Indexperts, LLC serves as investment sub-advisor for the Indexperts Gorilla Aggressive Growth ETF, the Indexperts Quality Earnings Focused ETF, and the Indexperts Yield Focused Fixed Income ETF. The information required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by Indexperts, LLC and its directors, officers or partners during the past two years is included in Indexperts, LLC’s Form ADV filed with the SEC (File No. 801-121667) and is incorporated herein by reference.

(i)           Warren Capital Management, Inc. d/b/a Warren Capital Group serves as advisor for the WarCap Unconstrained Equity ETF. The information required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by Warren Capital Management, Inc. d/b/a Warren Capital Group and its directors, officers or partners during the past two years is included in Warren Capital Management, Inc. d/b/a Warren Capital Group’s Form ADV filed with the SEC (File No. 801-121205) and is incorporated herein by reference.

ITEM 32.	Principal Underwriter

(a)           Paralel Distributors LLC is underwriter and distributor for the Registrant, Starboard Investment Trust, Amana Mutual Funds Trust (3 series), Collaborative Investment Series Trust (7 series); Reaves Utility Income Fund (ATM Offering), Cullen Funds (6 series), Elevation Series Trust (38 series); Coller Secondaries Private Equity Opportunities Fund, Coller Private Credit Secondaries Fund; HarbourVest Private Investments Fund; Shelton Funds (1 series), PFS Funds (5 series), Azzad Funds Trust (2 series), Pre-IPO and Growth Fund, Corgi ETF Trust I (2 series), Corgi ETF Trust II (37 series), Spend Life Wisely Funds Investment Trust (2 series), Octagon XAI CLO Income Fund, and XAI Octagon Floating Rate & Alternative Income Trust (ATM Offering).

(b)           Set forth below is information concerning each director and officer of the Distributor. The principal business address of the Distributor and each such person is 1700 Broadway, Suite 2100, Denver, CO 80290.

(1)	(2)	(3)
Name	Position and Offices With Underwriter	Positions and Offices with Registrant

Brad Swenson	President, Chief Compliance Officer, FINOP	None
Jeremy May	Chief Executive Officer	None
Christopher Moore	General Counsel	None

(c)           Not applicable.

ITEM 33.	Location of Accounts and Records

(a)	The Registrant maintains accounts, books and other documents required by Section 31(a) of the 1940 Act and the rules thereunder (“Records”) at the offices of The Nottingham Company, 116 S. Franklin Street, Rocky Mount, NC 27804.
(b)	Universal Value Advisors maintains all Records relating to its services as investment sub-adviser to UVA Unconstrained Medium-Term Fixed Income ETF at 1 E. Liberty Street, Suite 406, Reno, NV 89501.
(c)	Langar Investment Management, LLC maintains all Records relating to its services as investment adviser to the Langar Global HealthTech ETF at 13346 Marigold Way, San Diego, California, 92130.
(d)	Tuttle Capital Management, LLC maintains all Records relating to its services as investment adviser to the Tuttle Capital Inverse ESG ETF, Select STOXX Europe Aerospace & Defense ETF, American Renaissance Index ETF, European Renaissance Index ETF, and Global Nuclear Power Index ETF at 155 Lockwood Road, Riverside, Connecticut 06878.
(e)	UMB Bank, n.a. maintains all Records relating to its service as the custodian for each series of the Registrant at its offices located at 928 Grand Boulevard, 5th Floor, Kansas City, Missouri 64106.

(f)

The Nottingham Company maintains all Records related to its services as administrator and fund accountant to the Registrant on behalf of each series of the Registrant at 116 South Franklin Street, Rocky Mount, North Carolina 27804.

(g)	Nottingham Shareholder Services, LLC maintains all Records related to its services as transfer agent to the Registrant on behalf of each series of the Registrant at 116 South Franklin Street, Rocky Mount, North Carolina 27804.
(h)	Split Rock Private Trading and Wealth Management LLC maintains all Records relating to its services as investment adviser to the North Shore Equity Rotation ETF at 105 Arch Street, Cloquet, Minnesota 55720.
(i)	Obra Fund Management, LLC maintains all Records relating to its services as investment adviser to the Obra Opportunistic Structured Products ETF, the Obra High Grade Structured Products ETF, and the Obra Defensive High Yield ETF at 835 West 6th Street, Suite 1400, Austin, TX 78703.
(j)	RNC Capital Management, LLC dba Genter Capital Management maintains all Records relating to its services as investment sub-adviser to the Genter Capital Taxable Quality Intermediate ETF, Genter Capital Municipal Quality Intermediate ETF, Genter Capital Dividend Income ETF, and Genter Capital International Dividend ETF at 11601 Wilshire Blvd., 25th Floor, Los Angeles, CA 90025.
(k)	Indexperts, LLC maintains all Records relating to its services as investment adviser to the Indexperts Gorilla Aggressive Growth ETF, the Indexperts Quality Earnings Focused ETF, and the Indexperts Yield Focused Fixed Income ETF at 516 North Tryon Street, Charlotte, NC 28202.
(l)	Warren Capital Management, Inc. d/b/a Warren Capital Group maintains all Records relating to its services as investment adviser to the WarCap Unconstrained Equity ETF at 32 Cooper Street, Charleston, SC 29403.
ITEM 34.	Management Services

None.

ITEM 35.	Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, State of North Carolina on this 31st day of August 2026.

SPINNAKER ETF SERIES

By:	/s/ Tracie A. Coop*
Tracie A. Coop
Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s/ Thomas Galloway*	Trustee and Chairman	August 31, 2026
Thomas Galloway

/s/ Jesse Samuel Eberdt, III*	Trustee	August 31, 2026
Jesse Samuel Eberdt, III

/s/ Katherine M. Honey*	President and Principal Executive Officer	August 31, 2026
Katherine M. Honey

/s/ Peter McCabe*	Treasurer, Principal Financial Officer, and Principal Accounting Officer	August 31, 2026
Peter McCabe

/s/ Tracie A. Coop
*By: Tracie A. Coop

*Attorney-in-Fact pursuant to Powers of Attorney, dated December 17, 2019, as filed on January 8, 2020 and the Power of Attorney dated May 22, 2023 as filed on August 17, 2023.

Exhibit  Index

(j)	Consent of Independent Registered Public Accounting Firm, Tait, Weller & Baker, LLP